As filed with the Securities and Exchange Commission on August 1, 2005

                                                            File No. 333-_______

                                  United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                       Pre-Effective Amendment No. _______
                       Post-Effective Amendment No. ______

                        (Check appropriate box or boxes)

                             PIONEER SERIES TRUST IV

               (Exact Name of Registrant as Specified in Charter)

                                 (617) 742-7825
                        (Area Code and Telephone Number)

                  60 State Street, Boston, Massachusetts 02109
 (Address of Principal Executive Offices: Number, Street, City, State, Zip Code)

                            Dorothy E. Bourassa, Esq.
                       Pioneer Investment Management, Inc.
                                 60 State Street
                           Boston, Massachusetts 02109
                     (Name and Address of Agent for Service)

Copies to: David C. Phelan, Esq.
           Wilmer Cutler Pickering Hale and Dorr LLP
           60 State Street
           Boston, Massachusetts 02109

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

Calculation of Registration Fee under the Securities Act of 1933: No filing fee is due because of reliance on Section 24(f) of the Investment Company Act of 1940, which permits registration of an indefinite number of securities.

Title of Securities Being Registered: Shares of beneficial interest of the Registrant.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment, which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall be effective on such date as the Commission, acting pursuant to Section 8(a), may determine.

                           COMBINED PROXY STATEMENT OF
                                  AMSOUTH FUNDS

                            on behalf of its Series:

                         AMSOUTH GOVERNMENT INCOME FUND
                   AMSOUTH TREASURY RESERVE MONEY MARKET FUND

         (each, an "AmSouth Fund" and collectively, the "AmSouth Funds")

           The address and telephone number of each AmSouth Fund is:
                      3435 Stelzer Road, Columbus, OH 43219
                                 1-800-451-8382

              PROSPECTUS FOR CLASS A, CLASS B AND CLASS Y SHARES OF

                            PIONEER SERIES TRUST IV
                            on behalf of its series:

                         PIONEER GOVERNMENT INCOME FUND
                         PIONEER TREASURY RESERVES FUND

         (each, a "Pioneer Fund" and collectively, the "Pioneer Funds")

           The address and telephone number of each Pioneer Fund is:
                  60 State Street, Boston, Massachusetts 02109
                                 1-800-225-6292

                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

                             SCHEDULED FOR [ ], 2005

To the Shareholders of the AmSouth Funds:

     A joint special meeting of shareholders (the "Meeting") for each of the AmSouth Funds will be held at the offices of [ ], [ ], on [ ]at [ ] [a/p].m., local time, to consider the following:

     1. With respect to each AmSouth Fund, a proposal to approve an Agreement and Plan of Reorganization. Under the Agreement and Plan of Reorganization applicable to your AmSouth Fund, it will transfer all of its assets to an investment company or a series thereof (each a "Pioneer Fund") managed by Pioneer Investment Management, Inc. ("Pioneer") in exchange for Class A, B and Y shares of the Pioneer Fund. Class A, B and Y shares of the Pioneer Fund will be distributed to each AmSouth Fund's shareholders in proportion to their Class A, B and I share holdings on the reorganization date. The Pioneer Fund also will assume your AmSouth Fund's liabilities that are included in the calculation of your AmSouth Fund's net asset value on the closing date at the reorganization. In the case of certain AmSouth Funds, the Pioneer Fund is an existing mutual fund with a substantially similar investment objective and similar investment policies as your AmSouth Fund. In the case of other AmSouth Funds, the Pioneer Fund is a newly organized mutual fund with a substantially similar investment objective and similar investment policies as your AmSouth Fund. Following the reorganization, your AmSouth Fund will then be dissolved. As a result of the reorganization, you will become shareholders of the Pioneer Fund. Your board of trustees recommends that you vote FOR this proposal.

     2.   Any other business that may properly come before the Meeting.

     Shareholders of record as of the close of business on [ ], 2005, are entitled to vote at the Meeting and any related follow-up meetings.

     Whether or not you expect to attend the Meeting, please complete and return the enclosed proxy card. If shareholders do not return their proxies in sufficient numbers, your AmSouth Fund may be required to make additional solicitations.

                                        By order of the Board of Trustees,

                                        [           ]
                                        [Chairman]

[           ], 2005

                           COMBINED PROXY STATEMENT OF
                                  AMSOUTH FUNDS

                            on behalf of its Series:

                         AMSOUTH GOVERNMENT INCOME FUND
                   AMSOUTH TREASURY RESERVE MONEY MARKET FUND

         (each, an "AmSouth Fund" and collectively, the "AmSouth Funds")

           The address and telephone number of each AmSouth Fund is:
                      3435 Stelzer Road, Columbus, OH 43219
                                 1-800-451-8382

                                   PROSPECTUS

                   FOR CLASS A, CLASS B AND CLASS Y SHARES OF

                            PIONEER SERIES TRUST IV
                            on behalf of its series:

                         PIONEER GOVERNMENT INCOME FUND
                         PIONEER TREASURY RESERVES FUND

         (each, a "Pioneer Fund" and collectively, the "Pioneer Funds")

           The address and telephone number of each Pioneer Fund is:
                  60 State Street, Boston, Massachusetts 02109
                               and 1-800-225-6292

     Shares of the Pioneer Funds have not been approved or disapproved by the Securities and Exchange Commission (the "SEC"). The SEC has not passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

     An investment in any AmSouth Fund or Pioneer Fund (each sometimes referred to herein as a "Fund") is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

     This combined proxy statement and prospectus (the "Proxy Statement/Prospectus"), dated [ ], 2005, is being furnished to shareholders of the AmSouth Funds in connection with the solicitation by the board of trustees (the "Board", or the "Trustees") of the AmSouth Funds of proxies to be used at a joint meeting of shareholders of the AmSouth Funds (the "Meeting") to be held at the offices of [ ], [ ], on [ ], 2005 at [ ] [a/p].m., local time. Each AmSouth Fund is a series of AmSouth Funds, an open-end management investment company organized as a Massachusetts business trust. Each Pioneer Fund is an open-end management investment company, or a series thereof, organized as either a Delaware statutory trust or a Massachusetts business trust.

     The Proxy Statement/Prospectus contains information you should know before voting on the approval of a proposed Agreement and Plan of Reorganization (each a "Plan") that provides for the reorganization of each AmSouth Fund into a corresponding Pioneer Fund (each a "Reorganization"). The following table indicates (a) the corresponding Pioneer Fund shares that each AmSouth Fund shareholder would receive if each Plan is approved, (b) which AmSouth Fund shareholders may vote on which proposals and on what page of this Proxy Statement/Prospectus the discussion regarding each proposal begins. On each proposal, all shareholders of an AmSouth Fund, regardless of the class of shares held, will vote together as a single class. Although each Reorganization is similar in structure, you should read carefully the specific discussion regarding your AmSouth Fund's Reorganization.

     The Proxy Statement/Prospectus sets forth the information about the Pioneer Fund that a prospective investor ought to know before investing and should be retained for future reference. Additional information about each Pioneer Fund has been filed with the SEC and is available upon oral or written request and without charge. See "Where to Get More Information."

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                        AmSouth Fund              Pioneer Fund            Shareholders Entitled to Vote           Page
------------------------------------------------------------------------------------------------------------------------------
PROPOSAL 1(a)           AmSouth Government        Pioneer Government      AmSouth Government Income Fund
                        Income Fund               Income Fund             shareholders
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
                        AmSouth Fund              Pioneer Fund            Shareholders Entitled to Vote           Page
------------------------------------------------------------------------------------------------------------------------------
PROPOSAL 1(b)           AmSouth Treasury          Pioneer Treasury        AmSouth Treasury Reserve Money Market
                        Reserve Money Market      Reserves Fund           Fund shareholders
                        Fund
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
Where to Get More Information
------------------------------------------------------------------------------------------------------------------------------
The AmSouth Funds' prospectus dated December 1, 2004, as         Available to you free of charge by calling 1-800-451-8382.
supplemented January 12, 2005, April 26, 2005, June 1, 2005      Each prospectus is also on file with the SEC.
and June 27, 2005.

The AmSouth Funds' statement of additional information dated     Available to you free of charge by calling 1-800-451-8382.
December 1, 2004, as supplemented March 22, 2005.                Each statement of additional information is also on file
                                                                 with the SEC.

The AmSouth Funds' annual report dated July 31, 2004 and         Available to you free of charge by calling 1-800-451-8382.
semiannual report dated January 31, 2005.                        Also on file with the SEC.  See "Available Information."
------------------------------------------------------------------------------------------------------------------------------
Each Pioneer Fund's current prospectus and each Pioneer Fund's   Available to you free of charge by calling 1-800-225-6292.
most recent annual and semiannual reports and supplements (as    These prospectuses and reports are also on file with the
they apply) to shareholders.                                     SEC.
------------------------------------------------------------------------------------------------------------------------------
A statement of additional information for this joint Proxy       Available to you free of charge by calling 1-800-225-6292.
Statement/Prospectus (the "SAI"), dated [      ], 2005.  It      Also on file with the SEC.  This SAI is incorporated by
contains additional information about your AmSouth Funds and     reference into this Proxy Statement/Prospectus.
the Pioneer Funds.
------------------------------------------------------------------------------------------------------------------------------
To ask questions about this Proxy Statement/Prospectus.          Call your AmSouth Fund's toll-free telephone number:
                                                                 1-800-451-8382.
------------------------------------------------------------------------------------------------------------------------------

Background to the Reorganizations

     AmSouth Asset Management Inc. ("AAMI") is investment adviser to the AmSouth Funds and a wholly-owned subsidiary of AmSouth Bank, which in turn is wholly owned by AmSouth Bancorporation. AmSouth Bank and AAMI have determined that engaging in the business of investment adviser to the AmSouth Funds is not a core business that AAMI intends to continue. After investigating and discussing several alternatives for ongoing investment management of the AmSouth Funds with the Trustees, AmSouth Bank and AAMI conducted a search for a buyer for AAMI's fund management business.

Ultimately, AmSouth Bank and AAMI decided to recommend to the Board that the AmSouth Funds be reorganized into similar mutual funds managed by Pioneer Investment Management, Inc. ("Pioneer").

     The Board met twice in May 2005 and again in June 2005. At these meetings, your Trustees received and evaluated materials regarding Pioneer and the Pioneer Funds, including the performance record and expense structure of each of the Pioneer Funds, the impact of the proposed Reorganizations on the AmSouth Funds' shareholders, and the quality of the services offered by Pioneer. The Trustees also considered other alternatives for the ongoing management of AmSouth Funds. At a meeting on May 18, 2005, the Trustees met with representatives of Pioneer. In addition to these general factors, the Trustees also considered the factors discussed below in the context of each Reorganization. At the May 18, 2005 meeting, all of the Trustees who are not interested persons of AAMI (the "Independent Trustees") met separately in executive session with counsel to the Independent Trustees and requested and received such information from AAMI and Pioneer as they determined to be necessary and appropriate to evaluate the proposed Reorganizations. On June 23, 2005, the Board, including all of the Independent Trustees, unanimously voted to approve each of the Reorganizations. In approving the Reorganizations, the Board determined that the Reorganizations were in the best interests of the AmSouth Funds' shareholders and the interests of existing AmSouth Funds' shareholders will not be diluted as a result of the Reorganizations.

     Pioneer believes that it can offer capable management and favorable long-term investment performance to the AmSouth Funds' shareholders. The Reorganizations will, by combining the assets of two mutual funds and by increasing distribution capabilities, offer the potential for increased economies of scale. Increased economies of scale have the potential of benefiting the shareholders of your AmSouth Funds and the Pioneer Funds by spreading fixed costs over a larger asset base and reducing expenses on a per share basis. There can be no assurance that such economies of scale will be realized.

Why the Trustees Are Recommending the Reorganizations

     The Trustees believe that reorganizing your AmSouth Fund into a portfolio with a substantially similar investment objective and similar investment policies that is part of the Pioneer family of funds offers you potential benefits. These potential benefits and considerations include:

     o AmSouth Bank and AAMI have determined that engaging in the business of investment adviser to the AmSouth Funds is not a core business that AAMI intends to continue. Therefore, a change in your AmSouth Fund's investment adviser is necessary. In the absence of the Reorganization, such change would be more likely to motivate shareholders invested in reliance on AAMI's role to withdraw from the Fund, thereby reducing the fund size and increasing fund expense ratios;

     o    The track record of Pioneer in managing the Pioneer Funds;

     o    The transaction will qualify as a tax free reorganization under
          Section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code") and there fore will not be treated as a taxable sale of your AmSouth shares;

     o In the case of certain AmSouth Funds, the potential for lower management fees and total expenses;

     o The resources of Pioneer, including its infrastructure in shareholder services; and

     o The opportunity to be part of a significantly larger family of funds, with additional product offerings and enhanced shareholder servicing options, and a stronger compliance structure.

     For further information, please see the individual descriptions of the proposals contained in this Proxy Statement/Prospectus.

How Each Reorganization Will Work

     o AmSouth Fund shareholder-directed exchanges and purchases made by check, [ACH], or wire will be accepted up until [ ] [a/p].m. ([ ]
          Time) on [ ]day, [ ], 2005. Exchange and purchase requests received after this deadline will be rejected and returned. Purchase and exchange requests made by AmSouth Fund shareholders through financial institutions or advisers must be made earlier to ensure the trade can be processed within this deadline. Financial institutions and advisers that trade electronically (NSCC) with the AmSouth Funds can place exchange and purchase requests up until [ ] [a/p].m. ([ ] Time) on [ ]day, [ ], 2005. Exchanges and purchases received after this deadline will be rejected and returned. The AmSouth Funds will not process purchases made via automatic investment method (AIM) after [ ], 2005. Dividend/capital gain reinvestment and established systematic exchanges will continue through [ ], 2005.

     o Each AmSouth Fund will transfer all of its assets to a corresponding Pioneer Fund. Each Pioneer Fund will assume the corresponding AmSouth Fund's liabilities that are included in the calculation of such AmSouth Fund's net asset value on the day on which each Reorganization closes (the "Closing Date"). Liabilities of each Fund to its shareholders not assumed by a corresponding Pioneer Fund will be assumed by AmSouth Bancorporation.

     o Each Pioneer Fund will issue Class A, B and Y shares to the corresponding AmSouth Fund in amounts equal to the aggregate net asset value of that AmSouth Fund's Class A, B and I shares. Shareholders of your AmSouth Fund will receive Class A, B and Y shares of the corresponding Pioneer Fund. These shares will be distributed to shareholders in proportion to the relative net asset value of their share holdings on the Closing Date. On the Closing Date, each shareholder will hold shares of the Pioneer Fund with the same aggregate net asset value as the shares of the AmSouth Fund that the shareholder held immediately prior to the Reorganization.

     o    Each AmSouth Fund will be dissolved after the Closing Date.

     o    Pioneer acts as investment adviser to each Pioneer Fund.

     o The Reorganizations are intended to result in no income, gain or loss being recognized for federal income tax purposes to any of the Pioneer Funds, the AmSouth Funds or the shareholders of the AmSouth Funds.

     o In recommending each of the Reorganizations, the Trustees of your AmSouth Fund have determined that the Reorganization is in the best interest of your AmSouth Fund and will not dilute the interests of shareholders of your AmSouth Fund. The Trustees have made that determination on the basis of the factors listed above and discussed in more detail under each proposal. A reorganization might not be in the best interest of the shareholders of a mutual fund if the surviving fund had higher expenses, less experienced management or the adviser did not have adequate resources to manage the affairs of the mutual fund.

     o If the Reorganizations are approved, the AmSouth Funds will file with the SEC an application for deregistration on Form N-8F under the Investment Company Act of 1940, as amended (the "Investment Company Act"), and will cease to exist as an investment company when such application is approved.

Who Is Pioneer

     Pioneer is registered as an investment adviser under the Investment Advisers Act of 1940, as amended, and acts as investment adviser to mutual funds and institutional accounts. Pioneer or its predecessors have been managing mutual funds since 1928 and at December 31, 2004 had, together with its affiliates, over $42 billion in assets under management. Pioneer is an indirect, wholly owned subsidiary of UniCredito Italiano S.p.A., an Italian Bank.

     In addition to the Class A, B and Y shares to be issued in the Reorganization, each Pioneer Fund also offers Class C shares (subject to a contingent deferred sales charge and a Rule 12b-1 Plan). In addition, most of the Pioneer Funds also offer Class R shares (which are offered only to certain retirement plans).

Who Bears the Expenses Associated with the Reorganizations

     Pioneer and AmSouth Bancorporation will pay all costs of preparing and printing the AmSouth Funds' proxy statements and solicitation costs incurred by the AmSouth Funds in connection with the Reorganization. AAMI will otherwise be responsible for all costs and expenses of the AmSouth Funds in connection with the Reorganizations.

Will Pioneer and AmSouth Bancorporation Benefit from the Reorganizations

     Pioneer will benefit from managing a larger pool of assets. Pioneer is also acquiring certain assets associated with AAMI's fund management business and the benefits of certain restrictive covenants on AAMI's and AmSouth Bancorporation's activities. In consideration for the acquisition of these assets, the opportunity to manage additional assets and covenants from AmSouth Bancorporation and AAMI, including their assistance in facilitating the Reorganizations, noncompetition covenants and their obligation to indemnify Pioneer against certain liabilities, Pioneer has agreed to pay AAMI $65 million. This amount is subject to partial repayment in the event that the assets attributable to the AmSouth Funds are redeemed (subject to certain conditions, including threshold amounts) from the Pioneer Funds within four years after the closing of the Reorganization.

     Pioneer will also agree to provide an affiliate of AAMI with ongoing servicing payments with respect to the Class Y shares issued in the Reorganizations. This additional compensation will be equal on an annual basis to 0.10% of the average daily net assets attributable to the Class Y shares held by former AmSouth Funds' shareholders. This payment would be made by Pioneer and not the Pioneer Funds. No additional compensation would be paid with respect to Class A or Class B shares; however, if an affiliate of AAMI is the broker of record, that affiliate would receive the trail commissions under the Class A and Class B Rule 12 b-1 Plans.

What Happens if a Reorganization Is Not Approved

     If the required approval of shareholders is not obtained, the Meeting may be adjourned as more fully described in this Proxy Statement/Prospectus, your AmSouth Fund will continue to engage in business as a separate mutual fund and the Board will consider what further action may be appropriate.

Who Is Eligible to Vote

     Shareholders of record on [ ], 2005 are entitled to attend and vote at the Meeting or any adjournment of the Meeting. On each proposal, all shareholders of an AmSouth Fund, regardless of the class of shares held, will vote together as a singe class. Each share is entitled to one vote. Shares represented by properly executed proxies, unless revoked before or at the Meeting, will be voted according to shareholders' instructions. If you sign a proxy but do not fill in a vote, your shares will be voted to approve the Agreement and Plan of Reorganization. If any other business comes before the Meeting, your shares will be voted at the discretion of the persons named as proxies.

                                TABLE OF CONTENTS

                                                                                          Page
                                                                                          ----
INTRODUCTION..............................................................................
PROPOSAL 1(a) -- AMSOUTH GOVERNMENT INCOME FUND...........................................
PROPOSAL 1(b) -- AMSOUTH TREASURY RESERVE MONEY MARKET FUND...............................
TERMS OF EACH AGREEMENT AND PLAN OF REORGANIZATION........................................
TAX STATUS OF EACH REORGANIZATION.........................................................
AGREEMENT WITH PIONEER....................................................................
VOTING RIGHTS AND REQUIRED VOTE...........................................................
COMPARISON OF DELAWARE STATUTORY TRUST AND MASSACHUSETTS BUSINESS TRUST...................
ADDITIONAL INFORMATION ABOUT THE PIONEER FUNDS............................................
FINANCIAL HIGHLIGHTS......................................................................
INFORMATION CONCERNING THE MEETING........................................................
OWNERSHIP OF SHARES OF THE FUNDS..........................................................
EXPERTS...................................................................................
AVAILABLE INFORMATION.....................................................................
EXHIBIT A-1 -- FORM OF AGREEMENT AND PLAN OF REORGANIZATION
(C/D REORGANIZATIONS).....................................................................A-1
EXHIBIT A-2 -- FORM OF AGREEMENT AND PLAN OF REORGANIZATION
(F REORGANIZATIONS).......................................................................A-24
EXHIBIT B -- ADDITIONAL INFORMATION ABOUT PIONEER.........................................B-1
EXHIBIT C -- PORTFOLIO MANAGER'S DISCUSSION OF PERFORMANCE................................C-1

                       AmSouth Government Income Fund and
                         Pioneer Government Income Fund

                                  PROPOSAL 1(a)

                Approval of Agreement and Plan of Reorganization

                                     SUMMARY

         The following is a summary of more complete information appearing later in this Proxy Statement/Prospectus or incorporated herein. You should read carefully the entire Proxy Statement/Prospectus, including the form of Agreement and Plan of Reorganization attached as EXHIBIT A-2, because it contains details that are not in the summary.

         Each Fund seeks current income as is consistent with preservation of capital through investment in U.S. government securities, and consequently, the Funds have similar investment policies and risks. In the table below, if a row extends across the entire table, the policy disclosed applies to both your AmSouth Fund and the Pioneer Fund.

Comparison of AmSouth Government Income Fund to Pioneer Government Income Fund

------------------------------------------------------------------------------------------------------------------------------
                             AmSouth Government Income Fund                   Pioneer Government Income Fund
------------------------------------------------------------------------------------------------------------------------------
Business                     A non-diversified series of AmSouth Funds, an    A newly created, diversified series of Pioneer
                             open-end management investment company           Series Trust IV, an open-end management
                             organized as a Massachusetts business trust.     investment company organized as a Delaware
                                                                              statutory trust.
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Net assets as of March 31,   $166.5 million                                   None.  Pioneer Government Income Fund is newly
2005                                                                          created and does not expect to commence
                                                                              investment operations until the Reorganization
                                                                              occurs.
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Investment advisers and      Investment Adviser:                              Investment Adviser:
portfolio managers           AAMI                                             Pioneer

                             Portfolio Managers:                              Portfolio Manager:
                             Day-to-day management of AmSouth Government      Day-to-day management of the Fund's portfolio
                             Income Fund's portfolio is the responsibility    is the responsibility of Richard Schlanger.
                             of John P. Boston, CFA and Michael T. Lytle,     Mr. Schlanger is supported by the fixed income
                             CFA. Mr. Boston and Mr. Lytle were each named    team.  Members of this team manage other
                             co-manager of the Fund in 2004.  Mr. Boston      Pioneer funds investing primarily in fixed
                             managed the Fund from 1993 to 1998 and           income securities.  The portfolio manager and
                             co-managed the Fund from 1999 to 2002.  He       the team also may draw upon the research and
                             also manages AmSouth High Quality Bond Fund      investment management expertise of the global
                             and AmSouth Limited Term Bond Fund and           research team, which provides fundamental
                             co-manages AmSouth Balanced Fund.  Mr. Boston    research on companies and includes members
                             is Chief Fixed Income Officer for AAMI.  Mr.     from Pioneer's affiliate, Pioneer Investment
                             Boston began his career in investment            Management Limited.  Mr. Schlanger joined
                             management with AmSouth Bank in 1988 and has     Pioneer as a portfolio manager in 1988 after
                             been associated with AAMI since 1996.            spending 12 years with Irving Trust Company in
                                                                              New York, where he had overall responsibility
                             Mr. Lytle joined AmSouth Bank's Asset            for managing nearly $1.5 billion in fixed
                             Management Group in 1999 and AAMI in 2003. He    income assets.
                             is a fixed-income portfolio manager for AAMI,
                             specializing in taxable fixed-income securities.
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                             AmSouth Government Income Fund                   Pioneer Government Income Fund
------------------------------------------------------------------------------------------------------------------------------
Investment objective         AmSouth Government Income Fund seeks current     Pioneer Government Income Fund seeks current
                             income consistent with the preservation of       income as is consistent with preservation of
                             capital.                                         capital.
------------------------------------------------------------------------------------------------------------------------------
Primary investments          Under normal circumstances, the Fund will        Pioneer Government Income Fund invests at
                             invest at least 80% of its net assets            least 80% of its assets primarily in
                             primarily in obligations issued or guaranteed    obligations issued or guaranteed by the U.S.
                             by the U.S. government or its agencies and       government or its agencies and
                             instrumentalities.  For the purpose of this      instrumentalities and repurchase agreements
                             policy, net assets include net assets plus       and when issued commitments with respect to
                             borrowings for investment purposes.  The Fund    such securities.
                             invests primarily in securities issued or
                             guaranteed by the U.S. government, its           Securities in which the Pioneer Fund may
                             agencies or instrumentalities.  These            invest include:
                             investments are principally mortgage-related     o    U.S. Treasury obligations, which
                             securities, U.S. Treasury obligations and U.S.        differ only in their interest rates,
                             government agency obligations.  The Fund              maturities and times of issuance,
                             invests in securities issued by: (i) the              including U.S. Treasury bills (maturities
                             Government National Mortgage Association,             of one year or less), U.S. Treasury notes
                             which are supported by the full faith and             (maturities of one to 10 years), and U.S.
                             credit of the U.S. government; (ii) the               Treasury bonds (generally maturities
                             Federal National Mortgage Association, the            greater than 10 years)
                             Federal Home Loan Mortgage Corporation, the      o    Obligations issued by or guaranteed
                             Student Loan Marketing Association ("SLMA")           as to principal and interest by the U.S.
                             and the Federal Home Loan Banks ("FHLBs"),            Treasury and certain agencies and
                             which are supported by the right of the issuer        instrumentalities of the U.S. government,
                             to borrow from the U.S. Treasury; (iii) the           such as Government National Mortgage
                             Federal Farm Credit Banks ("FFCBs") and the           Association ("GNMA") certificates and
                             Tennessee Valley Authority ("TVA"), which are         Federal Housing Administration ("FHA")
                             supported only by the credit of the issuer;           debentures, for which the U.S. Treasury
                             and (iv) the Private Export Funding                   unconditionally guarantees payment of
                             Corporation ("PEFCO") which may be guaranteed         principal and interest
                             by the Export-Import Bank of the U.S. ("Exim     o    Obligations of issuers which have a
                             Bank"), an agency of the U.S.                         form of credit support from the U.S.
                                                                                   government, including securities of (i)
                                                                                   the Federal Home Loan Banks ("FHLBs"),
                                                                                   which are supported by the right of the
                                                                                   issuer to borrow from the U.S. Treasury;
                                                                                   (ii) the Federal National Mortgage
                                                                                   Association, ("FNMA") which is supported
                                                                                   by the authorization of the Treasury to
                                                                                   purchase securities from FNMA; (iii) the
                                                                                   Federal Farm Credit Banks ("FFCBs") and
                                                                                   the Tennessee Valley Authority ("TVA"),
                                                                                   which are supported only by the credit
                                                                                   of the issuer; and (iv) the Private
                                                                                   Export Funding Corporation ("PEFCO")
                                                                                   which may be guaranteed by the
                                                                                   Export-Import Bank of the U.S. ("Exim
                                                                                   Bank"), an agency of the U.S.

                                                                              The Fund's investments may have all types of
                                                                              interest rate payment and reset terms,
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
                             AmSouth Government Income Fund                   Pioneer Government Income Fund
------------------------------------------------------------------------------------------------------------------------------
                                                                              including fixed rate, adjustable
                                                                              rate, zero coupon, contingent, deferred,
                                                                              payment-in-kind and auction rate
                                                                              features. The Fund may invest in
                                                                              securities of any maturity. Although the
                                                                              average dollar weighted maturity of the
                                                                              Fund's portfolio may vary significantly,
                                                                              it generally will not exceed 20 years.
------------------------------------------------------------------------------------------------------------------------------
Investment strategies        AAMI's fixed income portfolio management         Pioneer considers both broad economic factors
                             process focuses on the four key areas of         and issuer specific factors in selecting a
                             duration management, sector weights, position    portfolio designed to achieve the Fund's
                             on the yield curve and security selection;       investment objective. In assessing the
                             AAMI's goal is to add value in each of these     appropriate maturity and sector weighting of
                             four areas through the active management of      the Fund's portfolio, Pioneer considers a
                             the Fund's portfolio.  Beginning with rigorous   variety of factors that are expected to
                             fundamental analysis of the economy and taking   influence economic activity and interest rates.
                             into account characteristics of the current
                             business and interest rate cycles, AAMI          These factors include fundamental economic
                             arrives at a projection of the likely trend in   indicators, such as the rates of economic
                             interest rates and adjusts duration              growth and inflation, Federal Reserve monetary
                             accordingly.  Analysis of the shape of the       policy and the relative value of the U.S.
                             yield curve and yield spreads among bond         dollar compared to other currencies. Once
                             market sectors leads to further refinements in   Pioneer determines the preferable portfolio
                             strategy.                                        characteristics, Pioneer selects individual
                                                                              securities based upon the terms of the
                                                                              securities (such as yields compared to
                                                                              U.S. Treasuries or comparable issues and
                                                                              sector diversification.
------------------------------------------------------------------------------------------------------------------------------
Other investments            Up to 20% of the Fund's total assets may be      The Fund may invest up to 100% of its total
                             invested in other types of debt securities,      assets in mortgage-related securities issued
                             preferred stocks and options.  The Fund may      or guaranteed by the U.S. government or its
                             invest up to 100% of its total assets in         agencies and instrumentalities such as GNMA,
                             mortgage-related securities issued or            which are supported by the full faith and
                             guaranteed by the U.S. government or its         credit of the U.S. government, and the FNMA
                             agencies and instrumentalities such as GNMA,     and FHLMC, which are supported by the right of
                             which are supported by the full faith and        the issuer to borrow from the U.S. Treasury,
                             credit of the U.S. government, and the Federal   and in mortgage-related securities issued by
                             National Mortgage Association ("FNMA") and       nongovernmental entities which are rated, at
                             Federal Home Loan Mortgage Corporation           the time of purchase, in one of the four
                             ("FHLMC"), which are supported by the right of   highest rating categories by a nationally
                             the issuer to borrow from the U.S. Treasury,     recognized statistical rating organization
                             and in mortgage-related securities issued by     ("NRSRO") or, if unrated, determined by
                             nongovernmental entities which are rated, at     Pioneer to be of comparable quality.
                             the time of purchase, in one of the four
                             highest rating categories by a nationally
                             recognized statistical rating organization
                             ("NRSRO") or, if unrated, determined by AAMI
                             to be of comparable quality.

                             The Fund's investments also include securities
                             issued by (i) SLMA and the FHLBs, which are
                             supported by the right of the issuer to borrow
                             from the U.S. Treasury; (ii) FFCBs and the
------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                             AmSouth Government Income Fund                        Pioneer Government Income Fund
-----------------------------------------------------------------------------------------------------------------------------------
                             Tennessee Valley Authority, which are supported
                             only by the credit of the issuer; and (iii)
                             Private Export Funding Corporation, which may be
                             guaranteed by the Export Import Bank of the U.S.,
                             an agency of the U.S.

                             The Fund may invest, to a limited extent, in
                             securities issued by other investment companies
                             that principally invest in securities of the type
                             in which the Fund invests. Such investments will
                             involve duplication of advisory fees and certain
                             other expenses.
-----------------------------------------------------------------------------------------------------------------------------------
Temporary defensive          When AAMI determines adverse market conditions        Pioneer Government Income Fund may invest all
strategies                   exist, AmSouth Government Income Fund may             or part of its assets in securities with
                             invest entirely in cash positions, directly in        remaining maturities of less than one year,
                             U.S. Government securities and short-term             cash equivalents or may hold cash.
                             paper, such as bankers' acceptances.

-----------------------------------------------------------------------------------------------------------------------------------
Diversification              AmSouth Government Income Fund is                     Pioneer Government Income Fund is diversified
                             non-diversified for the purpose of the                for the purpose of the Investment Company Act
                             Investment Company Act and, therefore, may            and is subject to diversification requirements
                             concentrate its investments in a limited              under the Internal Revenue Code of 1986, as
                             number of issuers.                                    amended (the "Code").
-----------------------------------------------------------------------------------------------------------------------------------
Industry concentration       AmSouth Government Income Fund may not                Pioneer Government Income Fund does not have a
                             purchase any securities which would cause more        policy against industry concentration.
                             than 25% of the value of the Fund's total assets at
                             the time of purchase to be invested in securities
                             of one or more issuers conducting their principal
                             business activities in the same industry, provided
                             that (a) there is no limitation with respect to
                             obligations issued or guaranteed by the U.S.
                             government or its agencies or instrumentalities,
                             and repurchase agreements secured by obligations of
                             the U.S. government or its agencies or
                             instrumentalities; (b) wholly owned finance
                             companies will be considered to be in the
                             industries of their parents if their activities are
                             primarily related to financing the activities of
                             their parents; and (c) utilities will be divided
                             according to their services. For example, gas, gas
                             transmission, electric and gas, electric, and
                             telephone will each be considered a separate
                             industry.
------------------------------------------------------------------------------------------------------------------------------
Restricted and illiquid      AmSouth Government Income Fund may not invest         Pioneer Government Income Fund may not invest
securities                   more than 15% of its net assets in securities         more than 15% of its net assets in securities
                             that are restricted as to resale, or for which no     which are illiquid and other securities which
                             readily available market exists, including            are not readily marketable. Repurchase
                             repurchase agreements providing for settlement        agreements maturing in more than seven days
                             more than seven days after notice.                    will be included for purposes of the foregoing
                                                                                   limit.
------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                             AmSouth Government Income Fund                   Pioneer Government Income Fund
-----------------------------------------------------------------------------------------------------------------------------------
Borrowing                    AmSouth Government Income Fund may not borrow    Pioneer Government Income Fund may not borrow
                             money or issue senior securities, except the     money, except the Fund may:  (a) borrow from
                             Fund may borrow from banks or enter into         banks or through reverse repurchase agreements
                             reverse repurchase agreements for temporary      in an amount up to 33 1/3% of the Fund's total
                             emergency purposes in amounts up to 33 1/3% of   assets (including the amount borrowed); (b) to
                             the value of its total assets at the time of     the extent permitted by applicable law, borrow
                             such borrowing. The Fund will not purchase       up to an additional 5% of the Fund's assets
                             securities while borrowings (including reverse   for temporary purposes; (c) obtain such
                             repurchase agreements) in excess of 5% of its    short-term credits as are necessary for the
                             total assets are outstanding.                    clearance of portfolio transactions; (d)
                                                                              purchase securities on margin to the
                                                                              extent permitted by applicable law; and
                                                                              (e) engage in transactions in mortgage
                                                                              dollar rolls that are accounted for as
                                                                              financings.
------------------------------------------------------------------------------------------------------------------------------
Lending                      AmSouth Government Income Fund may not make      Pioneer Government Income Fund may not make
                             loans, except that the Fund may purchase or      loans, except through the purchase of
                             hold debt instruments in accordance with its     securities, including repurchase agreements in
                             investment objective and policies, lend Fund     accordance with its investment objective,
                             securities in accordance with its investment     policies and limitations.
                             objective and policies and enter into
                             repurchase agreements.

------------------------------------------------------------------------------------------------------------------------------
Derivative instruments       AmSouth Government Income Fund may invest in     Pioneer Government Income Fund may use futures
                             futures contracts and options thereon            and options on securities, indices and other
                             (interest rate futures contracts or index        derivatives. A derivative is a security or
                             futures contracts, as applicable) to commit      instrument whose value is determined by
                             funds awaiting investment, to maintain cash      reference to the value or the change in value
                             liquidity or for other hedging purposes.  The    of one or more securities, currencies, indices
                             value of the Fund's contracts may equal or       or other financial instruments. Although there
                             exceed 100% of the Fund's total assets,          is no specific limitation on investing in
                             although the Fund will not purchase or sell a    derivatives, the Fund does not use derivatives
                             futures contract unless immediately afterwards   as a primary investment technique and
                             the aggregate amount of margin deposits on its   generally limits their use to hedging.
                             existing futures positions plus the amount of    However, the Fund may use derivatives for a
                             premiums paid for related futures options        variety of non-principal purposes, including:
                             entered into for other than bona fide hedging
                             purposes is 5% or less of its net assets.        o    As a hedge against adverse changes in
                                                                                   stock market prices, or interest rates
                                                                              o    As a substitute for purchasing or
                                                                                   selling securities
                                                                              o    To increase the Fund's return as a
                                                                                   non-hedging strategy that may be
                                                                                   considered speculative

                                                                              Even a small investment in derivatives can
                                                                              have a significant impact on the Fund's
                                                                              exposure to stock market values, interest
                                                                              rates or currency exchange rates. If
                                                                              changes in a derivative's value do not
                                                                              correspond to changes in the value of the
                                                                              Fund's other investments, the Fund may not
                                                                              fully benefit from or could lose money on
                                                                              the derivative position. In addition, some
                                                                              derivatives involve
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
                             AmSouth Government Income Fund                   Pioneer Government Income Fund
------------------------------------------------------------------------------------------------------------------------------
                                                                              risk of loss if the person who issued the
                                                                              derivative defaults on its obligation.
                                                                              Certain derivatives may be less liquid and
                                                                              more difficult to value. The Fund will
                                                                              only invest in derivatives to the extent
                                                                              Pioneer believes these investments do not
                                                                              prevent the Fund from seeking its
                                                                              investment objective.
------------------------------------------------------------------------------------------------------------------------------
Short-term trading           The AmSouth Government Income Fund may engage    Pioneer Government Income Fund usually does
                             in the technique of short-term trading. Such     not trade for short-term profits.  The Fund
                             trading involves the selling of securities       will sell an investment, however, even if it
                             held for a short time, ranging from several      has only been held for a short time, if it no
                             months to less than a day.  The object of such   longer meets the Fund's investment criteria.
                             short-term trading is to increase the
                             potential for capital appreciation and/or
                             income of the Fund in order to take advantage
                             of what AAMI believes are changes in market,
                             industry or individual company conditions or
                             outlook.
------------------------------------------------------------------------------------------------------------------------------
Other investment policies    As described above, the Funds have substantially similar principal investment strategies and
and restrictions             policies. Certain of the non-principal investment policies and restrictions are different.
                             For a more complete discussion of each Fund's other investment policies and fundamental and non-fundamental investment restrictions, see the SAI.
------------------------------------------------------------------------------------------------------------------------------
                                                          Buying, Selling and Exchanging Shares
------------------------------------------------------------------------------------------------------------------------------
Class A sales charges and    Class A shares are offered with an initial       Class A shares are offered with an initial
Rule 12b-1 fees              sales charge of up to 4.00% of the offering      sales charge of up to 4.50% of the offering
                             price, which is reduced depending upon the       price, which is reduced or waived for large
                             amount invested or, in certain circumstances,    purchases and certain types of investors.  At
                             waived. Class A shares bought as part of an      the time of your purchase, your investment
                             investment of $1 million or more are not         firm may receive a commission from Pioneer
                             subject to an initial sales charge, but may be   Funds Distributor, Inc. ("PFD"), the Fund's
                             charged a contingent deferred sales charge       distributor, of up to 5% declining as the size
                             ("CDSC") of 1.00% if sold within one year of     of your investment increases.
                             purchase.
                                                                              There is no CDSC, except in certain
                             Class A shares pay a shareholder servicing fee   circumstances when the initial sales charge is
                             (non 12b-1) of up to 0.25% of average daily      waived.  Additionally, purchases of $1 million
                             net assets.                                      or more or and purchases of participants in
                                                                              certain group plans may be subject to a CDSC
                                                                              of 1%.

                                                                              Class A shares are subject to distribution
                                                                              and service (12b-1) fees of up to 0.25% of
                                                                              average daily net assets.
------------------------------------------------------------------------------------------------------------------------------
Class B sales charges and    Class B shares are offered without an initial    Class B shares are offered without an initial
Rule 12b-1 fees              sales charge, but are subject to a CDSC of up    sales charge, but are subject to a CDSC of up
                             to 5%. For Class B shares issued to former       to 4% if you sell your shares. The charge is
                             ISG Funds shareholders in connection with the    reduced over time and is not charged after
                             combination of AmSouth Funds with ISG Funds,     five years. Your investment firm may receive a
                             the CDSC on such Class B shares held             commission from PFD, the Fund's distributor,
                             continuously declines over six years, starting
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
                             AmSouth Government Income Fund                      Pioneer Government Income Fund
------------------------------------------------------------------------------------------------------------------------------
                             with year one and ending in year seven              at the time of your purchase of up to 4%.
                             from: 4%, 3%, 3%, 2%, 2%, 1%. For all
                             other Class B shares held continuously,             Class B shares are subject to distribution
                             the CDSC declines over six years, starting          and service (12b-1) fees of up to 1% of
                             with year one and ending in year seven              average daily net assets.
                             from: 5%, 4%, 3%, 3%, 2%, 1%. Eight years
                             after purchase (seven years in the case of          Class B shares acquired through the
                             shares acquired in the ISG combination),            Reorganization will retain the holding
                             Class B shares automatically convert to             period, CDSC and commission schedules
                             Class A shares.                                     applicable to the original purchase.

                             Class B shares pay a shareholder servicing          Class B shares convert to Class A shares
                             fee (non 12b-1) of 0.25% of average daily           eight years after the date of purchase.
                             net assets. This fee is in the form of a            Class B shares issued to former ISG Funds
                             separate non-Rule 12b-1 fee. All Funds              shareholders will convert to Class A
                             bear a distribution (12b-1) fee of 0.75%.           shares seven years after the date of
                                                                                 purchase.
                             Maximum investment for all Class B
                             purchases by a shareholder for the Fund's           Maximum purchase of Class B shares in a
                             shares is $99,999.                                  single transaction is $49,999.

------------------------------------------------------------------------------------------------------------------------------
Class I and Class Y          AmSouth Government Income Fund does not             The Fund does not impose any initial,
sales charges and            impose any initial or CDSC on Class I               contingent deferred or asset based sales
Rule 12b-1 fees              shares.                                             charge on Class Y shares.

                             The Fund may impose a shareholder                   The distributor incurs the expenses of
                             servicing fee (non 12b-1) of up to 0.15%            distributing the Fund's Class Y shares,
                             of average daily net assets.                        none of which are reimbursed by the Fund
                                                                                 or the Class Y shareowners.
------------------------------------------------------------------------------------------------------------------------------
Management and               AmSouth Government Income Fund pays an              Pioneer Government Income Fund pays
other fees                   advisory fee on a monthly basis at an               Pioneer an annual fee equal to 0.50% of
                             annual rate of 0.50% of the Fund's average          the Fund's average daily net assets. The
                             daily net assets.                                   fee is computed daily and paid monthly.

                             ASO Services Company, Inc. ("ASO") serves           In addition, the Fund reimburses Pioneer
                             as administrator and fund accounting agent          for certain Fund accounting and legal
                             for the Fund. The Fund pays ASO an                  expenses incurred on behalf of the Fund
                             administrative services fee of 0.15% of             and pays a separate shareholder
                             the Fund's average daily net assets.                servicing/transfer agency fee to PIMSS, an
                                                                                 affiliate of Pioneer.
                             Other expenses of the Fund are being
                             limited to 0.49% for Class A shares, 0.49%          The Fund's total annual operating expenses
                             for Class B shares and 0.34% for Class I            for Class A shares are estimated to be
                             shares. Any fee waiver or expense                   0.96% of average daily net assets for the
                             reimbursement arrangement is voluntary and          current fiscal year.
                             may be discontinued at any time.
                                                                                 The Fund's total annual operating expenses
                             For the fiscal year ended July 31, 2004,            for Class B shares are estimated to be
                             the Fund's annual operating expenses for            1.75% of average daily net assets for the
                             Class A shares, after giving effect to the          current fiscal year.
                             expense limitation were 0.99%, and without
                             giving effect to the expense limitation,            The Fund's total annual operating expenses
                             were 1.01% of                                       for Class Y shares are estimated to be
                                                                                 0.61% of average daily net assets for the
                                                                                 current
------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                             AmSouth Government Income Fund                      Pioneer Government Income Fund
-----------------------------------------------------------------------------------------------------------------------------------
                             average daily net assets.                           fiscal year.

                             For the fiscal year ended July 31, 2004, the Fund's annual operating expenses for Class B shares, after giving effect to the expense limitation were 1.74%, and without giving effect to the expense limitation, were 1.76% of average daily net assets.

                             For the fiscal year ended July 31, 2004,
                             the Fund's annual operating expenses for
                             Class I shares, after giving effect to the
                             expense limitation were 0.84%, and without
                             giving effect to the expense limitation,
                             were 0.91% of average daily net assets.
-----------------------------------------------------------------------------------------------------------------------------------
Buying shares                You may buy shares of the Fund directly             You may buy shares from any investment firm
                             through BISYS Fund Services, the Fund's             that has a sales agreement with PFD, the
                             distributor, or through brokers, registered         Fund's distributor.
                             investment advisers, banks and other financial
                             institutions that have entered into selling         If the account is established in the
                             agreements with the Fund's distributor, as          shareholder's own name, shareholders may also
                             described in the Fund's prospectus.                 purchase additional shares of the Fund by
                                                                                 telephone or online.
                             Certain account transactions may be done by
                             telephone.
-----------------------------------------------------------------------------------------------------------------------------------
Exchanging shares            You can exchange your shares in the Fund            You may exchange your shares for shares of
                             for shares of the same class of another             the same class of another Pioneer mutual
                             AmSouth Fund, usually without paying                fund. Your exchange request must be for at
                             additional sales charges. You must meet             least $1,000. The Fund allows you to
                             the minimum investment requirements for             exchange your shares at net asset value
                             the Fund into which you are exchanging.             without charging you either an initial or
                             Exchanges from one Fund to another are              contingent deferred shares charge at the
                             taxable. Class A shares may be exchanged            time of the exchange. Shares you acquire
                             for Class I shares of the same Fund or              as part of an exchange will continue to be
                             another AmSouth Fund if you become                  subject to any CDSC that applies to the
                             eligible to purchase Class I shares. Class          shares you originally purchased. When you
                             I shares may be exchanged for Class A               ultimately sell your shares, the date of
                             shares of the same Fund. No transaction             your original purchase will determine your
                             fees are currently charged for exchanges.           CDSC. An exchange generally is treated as
                                                                                 a sale and a new purchase of shares for
                             If you sell your shares or exchange them            federal income tax purposes.
                             for shares of another AmSouth Fund within
                             7 days of the date of purchase, you will be         After you establish an eligible Fund
                             charged a 2.00% fee on the current net              account, you can exchange Fund shares by
                             asset value of the shares sold or                   telephone or online.
                             exchanged. The fee is paid to the Fund to
                             offset the costs associated with
                             short-term trading, such as portfolio
                             transaction and administrative costs.

                             The Fund uses a "first-in, first-out"
                             method to determine how long you have held
                             your shares. This means that if you
                             purchased shares on different days, the
                             shares purchased first will be considered
                             redeemed first for purposes of
------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                             AmSouth Government Income Fund                      Pioneer Government Income Fund
-----------------------------------------------------------------------------------------------------------------------------------
                             determining whether the redemption fee will
                             be charged.

                             The fee will be charged on all covered
                             redemptions and exchanges, including those
                             made through retirement plan, brokerage
                             and other types of omnibus accounts
                             (except where it is not practical for the
                             plan administrator or brokerage firm to
                             implement the fee). The Fund will not
                             impose the redemption fee on a redemption
                             or exchange of shares purchased upon the
                             reinvestment of dividend and capital gain
                             distributions.
-----------------------------------------------------------------------------------------------------------------------------------
Selling shares               Shares of each Fund are sold at the net asset value per share next calculated after the
                             Fund receives your request in good order.

                             ------------------------------------------------------------------------------------------------------
                             You may sell your shares by contacting the          Normally, your investment firm will send
                             Fund directly in writing or by telephone            your request to sell shares to PIMSS. You
                             or by contacting a financial intermediary           can also sell your shares by contacting
                             as described in the Fund's prospectus.              the Fund directly if your account is
                                                                                 registered in your name.

                                                                                 If the account is established in the
                                                                                 shareholder's own name, shareholders may
                                                                                 also redeem shares of the Fund by
                                                                                 telephone or online.
-----------------------------------------------------------------------------------------------------------------------------------

Comparison of Principal Risks of Investing in the Funds

     Because each Fund has a similar investment objective, primary investment policies and strategies, the Funds are subject to the same principal risks. You could lose money on your investment in either Fund or not make as much as if you invested elsewhere if:

     o Interest rates increase, causing the value of investments to decline, a risk that is generally high for longer-term bonds and low for shorter-term bonds

     o During periods of declining interest rates, the issuer of a security may exercise its option to prepay principal earlier than scheduled, forcing the Fund to reinvest in lower yielding securities. This is known as call or prepayment risk

     o Interest rates decrease and the Fund's income declines. Income risk is generally high for shorter-term bonds and low for longer-term bonds

     o The average life of certain types securities are extended because of slower than expected principal during periods of rising interest rates. This may lock in a below market interest rate, increase the security's duration (the estimated period until the security is paid in full) and reduce the value of the security. This is known as extension risk

     o The adviser's judgment about the attractiveness, relative value or potential appreciation of a particular sector, security or investment strategy proves to be incorrect

     AmSouth Government Income Fund is subject to risks relating to the fact that it is non-diversified. The Fund may invest in a small number of issuers which may increase the volatility of the Fund. Accordingly, the Fund's portfolio may be more sensitive to changes in the market value of a single company or industry.

Past Performance

     Set forth below is performance information for AmSouth Government Income Fund. The bar charts show how the Fund's total return (not including any deduction for sales charges) has varied from year to year for each full calendar year. The tables show average annual total return (before and after taxes) for the Fund over time for each class of shares (including deductions for sales charges) compared with a broad-based securities market index. The bar charts give an indication of the risks of investing in the Fund, including the fact that you could incur a loss and experience volatility of returns year to year. Past performance before and after taxes does not indicate future results. Pioneer Government Income Fund has not commenced investment operations.

                    AmSouth Government Income Fund -- Class A
                          Calendar Year Total Returns*

             [DATA BELOW REPRESENTS BAR CHART IN ORIGINAL DOCUMENT]

1995         14.38
1996          4.07
1997          9.35
1998          7.14
1999          0.63
2000         10.67
2001          7.01
2002          8.79
2003          1.46
2004          0.69

     * During the period shown in the bar chart, your AmSouth Fund's highest quarterly return was 4.54% for the quarter ended June 30, 1995, and the lowest quarterly return was -1.77% for the quarter ended June 30, 2004.

                         AmSouth Government Income Fund
              Average Annual Total Returns as of December 31, 2004

------------------------------------------------------------------------------------------------------------------------------
                                                                           1 Year             5 Years              10 Years
------------------------------------------------------------------------------------------------------------------------------
AmSouth Government Income Fund, Class A Shares
------------------------------------------------------------------------------------------------------------------------------
Return Before Taxes                                                        -1.72%               5.12%               6.06%
------------------------------------------------------------------------------------------------------------------------------
Return After Taxes on Distributions                                        -3.25%               3.16%               3.84%
------------------------------------------------------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of Fund Shares                -1.13%               3.19%               3.81%
------------------------------------------------------------------------------------------------------------------------------
AmSouth Government Income Fund, Class B Shares(1)
------------------------------------------------------------------------------------------------------------------------------
Return Before Taxes                                                        -3.25%               4.88%               5.58%
------------------------------------------------------------------------------------------------------------------------------
AmSouth Government Income Fund, Class I Shares(2)
------------------------------------------------------------------------------------------------------------------------------
Return Before Taxes                                                         2.54%               6.14%               6.60%
------------------------------------------------------------------------------------------------------------------------------
Return After Taxes on Distributions                                         0.89%               4.10%               4.43%
------------------------------------------------------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of Fund Shares                 1.64%               4.03%               4.25%
------------------------------------------------------------------------------------------------------------------------------
Lehman Mortgage Index(3)                                                    4.70%               7.17%               7.56%
(reflects no deduction for fees, expenses or taxes)
------------------------------------------------------------------------------------------------------------------------------

(1) Class A shares were first offered on 10/1/93. Performance for the Class B shares, which were first offered on 3/13/00, is based on the historical performance of the Fund's Class A shares (without sales charge) prior to that date. The historical performance of the Class B shares has been restated to reflect the Fund's Class B shares distribution (12b-1) fees and the CDSC.

(2) Performance for the Class I shares, which were first offered on 9/2/97, is based on the historical performance of the Fund's Class A shares (without sales charge) prior to that date.

(3) Lehman Mortgage Index, an unmanaged index generally representative of the mortgage bond market as a whole, is for reference only, does not mirror the Fund's investments, and reflects no deduction for fees, expenses or taxes.

The most recent portfolio manager's discussion of AmSouth Government Income Fund's performance is attached as Exhibit C.

The Funds' Fees and Expenses

     Shareholders of both Funds pay various fees and expenses, either directly or indirectly. The tables below show the fees and expenses that you would pay if you were to buy and hold shares of each Fund. The expenses in the tables appearing below are based on (i) for the AmSouth Government Income Fund, the expenses of AmSouth Government Income Fund for the period ended January 31, 2005 and (ii) for Pioneer Government Income Fund, the estimated pro forma annual expenses for the period ended May 31, 2005. Future expenses for all share classes may be greater or less.

------------------------------------------------------------------------------------------------------------------------------
Shareholder transaction         AmSouth        Pioneer          AmSouth         Pioneer         AmSouth         Pioneer
fees (paid directly from      Government      Government      Government      Government      Government       Government
your investment)                Income       Income Fund    Income Fund(1)    Income Fund    Income Fund(1)    Income Fund
                                Fund(1)      (pro forma)                      (pro forma)                      (pro forma)
                               Class A         Class A          Class B         Class B         Class I          Class Y
------------------------------------------------------------------------------------------------------------------------------
   Maximum sales charge        4.00%(2)         4.50%(2)          None            None            None             None
(load) when you buy shares
    as a percentage of
      offering price
------------------------------------------------------------------------------------------------------------------------------
  Maximum deferred sales        None             None            5.00%(3)        4.00%            None             None
    charge (load) as a
  percentage of purchase
  price or the amount you
   receive when you sell
 shares, whichever is less
------------------------------------------------------------------------------------------------------------------------------
      Redemption fees          2.00%(4)          None            2.00%(4)         None           2.00%(4)          None
------------------------------------------------------------------------------------------------------------------------------
   Annual fund operating
  expenses (deducted from
  fund assets) (as a % of
    average net assets)
------------------------------------------------------------------------------------------------------------------------------
      Management fee             0.50%          0.50%            0.50%           0.50%           0.50%            0.50%
------------------------------------------------------------------------------------------------------------------------------
 Distribution and service       None            0.25%            0.75%           1.00%            None             None
        (12b-1) fee
------------------------------------------------------------------------------------------------------------------------------
      Other expenses           0.75%(5)         0.21%            0.80%(5)        0.25%           0.58%(5)         0.11%
------------------------------------------------------------------------------------------------------------------------------
   Total fund operating        1.25%            0.96%(6)         2.05%           1.75%(6)        1.08%            0.61%(6)
         expenses
------------------------------------------------------------------------------------------------------------------------------
          Expense              0.24%             None            0.29%            None           0.22%             None
  reimbursement/reduction
------------------------------------------------------------------------------------------------------------------------------
Net fund operating expenses    1.01%            0.96%            1.76%           1.75%           0.86%            0.61%
------------------------------------------------------------------------------------------------------------------------------

(1) AmSouth Bank or other financial institutions may charge their customer account fees for automatic investment and other cash management services provided in connection with investment in the Fund.

(2) Sales charges may be reduced depending upon the amount invested or, in certain circumstances, waived. Class A shares of the Pioneer Fund bought as part of an investment of $1 million or more are not subject to an initial sales charge, but may be charged a CDSC of 1.00% if sold within one year of purchase.

(3) For Class B shares purchased prior to the combination of AmSouth Funds with ISG Funds, the CDSC on such Class B shares held continuously declines over six years, starting with year one and ending in year seven from: 4%, 3%, 3%, 2%, 2%, 1%. For all other Class B shares held continuously, the CDSC declines over six years, starting with year one and ending in year seven from: 5%, 4%, 3%, 3%, 2%, 1%. Approximately eight years after purchase (seven years in the case of shares acquired in the ISG combination), Class B shares automatically convert to Class A shares.

(4) To discourage short-term trading, a redemption fee of 2.00% will be charged on sales or exchanges of Class A, Class B and Class I shares of your AmSouth Fund made within 7 days of the date of purchase. A wire transfer fee of $7.00 will be deducted from the amount of your redemption if you request a wire transfer.

(5) Other expenses for your AmSouth Fund are being limited to 0.51% for Class A shares, 0.51% for Class B shares and 0.36% for Class I shares. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

(6) The Pioneer Fund's total annual operating expenses in the table have not been reduced by any expense offset arrangements.


       The hypothetical example below helps you compare the cost of investing in each Fund. It assumes that: (a) you invest $10,000 in each Fund for the time periods shown, (b) you reinvest all dividends and distributions, (c) your investment has a 5% return each year, (d) each Fund's gross operating expenses remain the same, and (e) the expense limitation for your Fund is in effect for year one. The examples are for comparison purposes only and are not a representation of either Fund's actual expenses or returns, either past or future.

---------------------------------------------------------------------------------------------------
Number of years you own     AmSouth Government Income Fund       Pioneer Government Income Fund
      your shares                                                         (pro forma)
---------------------------------------------------------------------------------------------------
Class A
---------------------------------------------------------------------------------------------------
Year 1                                   $522                                 $544
---------------------------------------------------------------------------------------------------
Year 3                                   $781                                 $742
---------------------------------------------------------------------------------------------------
Year 5                                  $1,059                                $957
---------------------------------------------------------------------------------------------------
Year 10                                 $1,851                               $1,575
---------------------------------------------------------------------------------------------------
 Class B -- assuming redemption at end of period
---------------------------------------------------------------------------------------------------
Year 1                                   $708                                 $178
---------------------------------------------------------------------------------------------------
Year 3                                   $943                                 $551
---------------------------------------------------------------------------------------------------
Year 5                                  $1,303                                $949
---------------------------------------------------------------------------------------------------
Year 10                                 $2,174                               $1,854
---------------------------------------------------------------------------------------------------
 Class B -- assuming no redemption
---------------------------------------------------------------------------------------------------
Year 1                                   $208                                 $578
---------------------------------------------------------------------------------------------------
Year 3                                   $643                                 $851
---------------------------------------------------------------------------------------------------
Year 5                                  $1,103                               $1,049
---------------------------------------------------------------------------------------------------
Year 10                                 $2,174                               $1,854
---------------------------------------------------------------------------------------------------
                                 Class I                 Class Y
---------------------------------------------------------------------------------------------------
Year 1                                   $110                                 $62
---------------------------------------------------------------------------------------------------
Year 3                                   $343                                 $195
---------------------------------------------------------------------------------------------------
Year 5                                   $595                                 $340
---------------------------------------------------------------------------------------------------
Year 10                                 $1,317                                $762
---------------------------------------------------------------------------------------------------

Reasons for the Proposed Reorganization

     The Trustees believe that the proposed Reorganization is in the best interests of AmSouth Government Income Fund. The Trustees considered the following matters, among others, in approving the proposal.

     First, AAMI, the investment adviser to your AmSouth Fund, and AmSouth Bank informed the Trustees that they did not intend to continue to provide investment advisory services to the AmSouth Funds. Consequently, a change in your AmSouth Fund's investment adviser was necessary. In the absence of the Reorganization, such a change would be more likely to motivate shareholders invested in reliance on AAMI's role to withdraw from the Fund, thereby reducing fund size and increasing fund expense ratios.


     Second, the resources of Pioneer. At December 31, 2004, Pioneer managed over 80 investment companies and accounts with approximately $42 billion in assets. Pioneer is part of the global asset management group of UniCredito Italiano S.p.A., one of the largest banking groups in Italy, providing investment management and financial services to mutual funds, institutional and other clients. As of December 31, 2004, assets under management of UniCredito Italiano S.p.A. were approximately $175 billion worldwide. Shareholders of your AmSouth Fund would become part of a significantly larger family of funds that offers a more diverse array of investment options and enhanced shareholder account options. The Pioneer family of mutual funds offers over 80 funds, including domestic and international equity and fixed income funds and a money market fund that will be available to your AmSouth Fund's shareholders through exchanges. In addition, Pioneer offers shareholders additional options for their accounts, including the ability to transact and exchange shares over the telephone or online and the ability to access account values and transaction history in all of the shareholder's direct accounts in the Pioneer Funds over the telephone or online.

     Third, Pioneer Government Income Fund's management fee (0.50% of average daily net assets) is the same as the advisory fee of your Fund (0.50% of average daily net assets). In addition, the Trustees considered that the broader distribution arrangements of the Pioneer Fund offer greater potential for further asset growth and reduce per share expenses. The aggregate Rule 12b-1 distribution and shareholder servicing fees and non-Rule 12b-1 shareholder servicing fees paid by the Class A and Class B shares of both Funds are the same. Moreover, your AmSouth Fund's Class I shares pay a non 12b-1 shareholder servicing fee that is not paid by the Pioneer Fund's Class Y shares. On a pro forma basis, both the gross and net expenses of each class of the Pioneer Fund are estimated to be lower than the expenses of the corresponding class of your AmSouth Fund.

     Fourth, the Class A, B and Y shares of Pioneer Government Income Fund received in the Reorganization will provide AmSouth Government Income Fund shareholders with exposure to substantially the same investment product as they currently have.

     Fifth, the transaction is structured to qualify as a tax-free reorganization under Section 368(a) of the Internal Revenue Code of 1986 and therefore will not be treated as a taxable sale of your AmSouth shares.

     Pioneer and AmSouth Bank will pay all costs of preparing and printing the Funds' proxy statements and solicitation costs incurred by the Funds in connection with the Reorganization. AAMI will otherwise be responsible for all costs and expenses of your Fund in connection with the Reorganization. The Trustees also considered that Pioneer and AmSouth Bank will benefit from the Reorganization. See "Will Pioneer and AmSouth Bank Benefit from the Reorganizations."

         The Trustees also considered that Pioneer and AmSouth Bank will benefit from the Reorganization. See "Will Pioneer and AmSouth Bank Benefit from the Reorganizations."

         The Board of Trustees of the Pioneer Fund also considered that the Reorganization presents an excellent opportunity for the Pioneer Fund to acquire investment assets without the obligation to pay commissions or other transaction costs that a fund normally incurs when purchasing securities. This opportunity provides an economic benefit to the Pioneer Fund and its shareholders.

                                 CAPITALIZATION

         The following table sets forth the capitalization of each Fund as of May 31, 2005, and the pro forma combined Fund as of May 31, 2005.

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                                                                                               Pro Forma
                                                             AmSouth          Pioneer           Pioneer
                                                       Government Income     Government        Government
                                                              Fund           Income Fund      Income Fund
                                                          May 31, 2005      May 31, 2005      May 31, 2005
-------------------------------------------------------------------------------------------------------------
Total Net Assets (in thousands)                             $163,519             N/A            $163,519
-------------------------------------------------------------------------------------------------------------
     Class A shares .................................       $20,039              N/A            $20,039
-------------------------------------------------------------------------------------------------------------
     Class B shares .................................        $6,222              N/A             $6,222
-------------------------------------------------------------------------------------------------------------
     Class I/Y shares ...............................       $137,258             N/A            $137,258
-------------------------------------------------------------------------------------------------------------
Net Asset Value Per Share
-------------------------------------------------------------------------------------------------------------
     Class A shares .................................        $9.74               N/A             $9.74
-------------------------------------------------------------------------------------------------------------
     Class B shares .................................        $9.74               N/A             $9.74
-------------------------------------------------------------------------------------------------------------
     Class I/Y shares ...............................        $9.75               N/A             $9.75
-------------------------------------------------------------------------------------------------------------
Shares Outstanding
-------------------------------------------------------------------------------------------------------------
     Class A shares .................................      2,056,612             N/A           2,056,612
-------------------------------------------------------------------------------------------------------------
     Class B shares .................................       638,777              N/A            638,777
-------------------------------------------------------------------------------------------------------------
     Class I/Y shares................................      14,080,389            N/A           14,080,389
-------------------------------------------------------------------------------------------------------------

     It is impossible to predict how many shares of the Pioneer Fund will actually be received and distributed by your AmSouth Fund on the Reorganization date. The table should not be relied upon to determine the amount of the Pioneer Fund's shares that will actually be received and distributed.

                      BOARD'S EVALUATION AND RECOMMENDATION

     For the reasons described above, the Trustees, including the Independent Trustees, approved the Reorganization. In particular, the Trustees determined that the Reorganization is in the best interests of your AmSouth Fund. Similarly, the Board of Trustees of the Pioneer Fund, including its Independent Trustees, approved the Reorganization. They also determined that the Reorganization is in the best interests of the Pioneer Fund.

     The Trustees recommend that the shareholders of your AmSouth Fund vote FOR the proposal to approve the Agreement and Plan of Reorganization.

                 AmSouth Treasury Reserve Money Market Fund and
                         Pioneer Treasury Reserves Fund

                                  PROPOSAL 1(b)

                Approval of Agreement and Plan of Reorganization

                                     SUMMARY

     The following is a summary of more complete information appearing later in this Proxy Statement/Prospectus or incorporated herein. You should read carefully the entire Proxy Statement/Prospectus, including the form of Agreement and Plan of Reorganization attached as EXHIBIT A-2, because it contains details that are not in the summary.

     Each Fund is a money market fund that invests primarily in U.S. Treasury securities and related repurchase agreements. In the table below, if a row extends across the entire table, the policy disclosed applies to both your AmSouth Fund and the Pioneer Fund.

          Comparison of AmSouth Treasury Reserve Money Market Fund to
                         Pioneer Treasury Reserves Fund

----------------------------------------------------------------------------------------------------------------------------------
                             AmSouth Treasury Reserve Money Market Fund           Pioneer Treasury Reserves Fund
----------------------------------------------------------------------------------------------------------------------------------
Business                     A diversified series of AmSouth Funds, an            A newly created, diversified series of Pioneer
                             open-end management investment company               Series Trust IV, an open-end management
                             organized as a Massachusetts business trust.         investment company organized as a Delaware
                                                                                  statutory trust.
----------------------------------------------------------------------------------------------------------------------------------
Net assets as of             $180.1 million                                       None. Pioneer Treasury Reserves Fund is newly
March 31, 2005                                                                    created and does not expect to commence
                                                                                  investment operations until the Reorganization
                                                                                  occurs.
----------------------------------------------------------------------------------------------------------------------------------
Investment advisers and      Investment Adviser:                                  Investment Adviser:
portfolio managers           AAMI                                                 Pioneer

                             Portfolio Manager:                                   Portfolio Manager:
                             Day-to-day management of AmSouth Treasury            Day-to-day management of the Fund's portfolio
                             Reserve Money Market Fund's portfolio is the         is the responsibility of Andrew Feltus. Mr.
                             responsibility of a team of AAMI's portfolio         Feltus, a vice president, joined Pioneer in
                             managers, and no person is primarily                 1994.
                             responsible for making recommendations to the
                             team.
----------------------------------------------------------------------------------------------------------------------------------
Investment objective         AmSouth Treasury Reserve Money Market                Pioneer Treasury Reserves Fund seeks high
                             Fund seeks to provide investors with as high a       current income, preservation of capital and
                             level of current income as is consistent with        liquidity.
                             the preservation of capital and the maintenance
                             of liquidity.
----------------------------------------------------------------------------------------------------------------------------------
Primary investments          As a fundamental policy, AmSouth Treasury            Pioneer Treasury Reserves Fund invests at
                             Reserve Money Market Fund will invest at least       least 80% of its assets in U.S. Treasury
                             65% of its total assets in securities issued         securities and related repurchase agreements.
                             by the U.S. Treasury and repurchase agreements       The remainder of its assets may be invested in
                             in respect thereof.                                  other securities guaranteed as to payment of
                                                                                  principal and interest by the U.S. government
                             Under normal circumstances, AmSouth                  and related repurchase agreements.
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
                             AmSouth Treasury Reserve Money Market Fund           Pioneer Treasury Reserves Fund
----------------------------------------------------------------------------------------------------------------------------------
                             Treasury Reserve Money Market Fund invests at least
                             80% of its assets in U.S. Treasury securities and
                             related repurchase agreements. The remainder
                             of its assets may be invested in other
                             securities guaranteed as to payment of
                             principal and interest by the U.S. government
                             and related repurchase agreements.
----------------------------------------------------------------------------------------------------------------------------------
Investment strategies        AmSouth Treasury Reserve Money Market Fund           Pioneer Treasury Reserves Fund seeks to
                             invests based on considerations of safety            maintain a constant net asset value of
                             of principal and liquidity, which means              $1.00 per share by investing in
                             that the Fund may not necessarily invest             high-quality, U.S. dollar denominated
                             in securities paying the highest available           money market securities.
                             yield at a particular time. The Fund
                             attempts to increase its yield by trading            The Fund invests exclusively in securities
                             to seek to take advantage of short-term              with a maximum remaining maturity of 397
                             market variations. AAMI generally                    days and maintains a dollar-weighted
                             evaluates investments based on interest              average portfolio maturity of 90 days or
                             rate sensitivity. The Fund will maintain             less. In selecting the Fund's portfolio,
                             an average weighted portfolio maturity of            Pioneer complies with the rating, maturity
                             90 days or less and will limit the                   and diversification requirements
                             maturity of each security in its portfolio           applicable to money market funds. Within
                             to 397 days or less.                                 those limits, Pioneer's assessment of
                                                                                  broad economic factors that are expected
                             The interest income from the Fund's                  to affect economic activity and interest
                             investment in direct obligations of the              rates influence its securities selection.
                             United States is exempt from state and               Pioneer also employs due diligence and
                             local, but not federal, income taxes.                fundamental research, an evaluation of the
                             Dividends attributable to income from                issuer based on its financial statements
                             repurchase agreements are subject to                 and operations, to assess an issuer's
                             federal, state and local income taxes.               credit quality.

                             The Fund will not invest in securities
                             issued or guaranteed by U.S. government
                             agencies, instrumentalities or
                             government-sponsored enterprises that are
                             not backed by the full faith and credit of
                             the United States.
----------------------------------------------------------------------------------------------------------------------------------
Other investments            The Fund may enter into reverse repurchase
                             agreements with banks, brokers or dealers.
                             The Fund will use the cash to make investments
                             which either mature or have a demand feature
                             to resell to the issuer at a date simultaneous
                             with or prior to the time the Fund must
                             repurchase the security.
----------------------------------------------------------------------------------------------------------------------------------
Diversification              Each Fund is subject to the diversification requirements applicable to money market funds under the Investment Company Act.
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
                             AmSouth Treasury Reserve Money Market Fund           Pioneer Treasury Reserves Fund
----------------------------------------------------------------------------------------------------------------------------------
Industry concentration       AmSouth Treasury Reserve Money Market Fund may       Pioneer Treasury Reserves Fund will not
                             not purchase any securities which would cause        concentrate its assets in the securities of
                             25% or more of the Fund's total assets at the        issuers in any one industry except with
                             time of purchase to be invested in securities        respect to investments in obligations of (a)
                             of one or more issuers conducting their              the U.S. government, its agencies, authorities
                             principal business activities in the same            or instrumentalities and (b) domestic banks,
                             industry, provided that this limitation shall        purchase any security if, as a result (i) more
                             not apply to municipal securities; and               than 5% of the assets of the Fund would be in
                             provided, further, that for the purpose of           the securities of any one issuer, or (ii) more
                             this limitation only, private activity bonds         than 25% of its assets would be in a
                             that are backed only by the assets and               particular industry.
                             revenues of a non-governmental user shall not
                             be deemed to be municipal securities.
----------------------------------------------------------------------------------------------------------------------------------
Restricted and illiquid      AmSouth Treasury Reserve Money Market Fund           Pioneer Treasury Reserves Fund will not
securities                   may not invest more than 10% of its net              invest more than 10% of its net assets in
                             assets in securities that are restricted             illiquid and other securities that are not
                             as to resale, or for which no readily                readily marketable. Repurchase agreements
                             available market exists, including                   maturing in more than seven days will be
                             repurchase agreements providing for                  included for purposes of the foregoing
                             settlement more than seven days after                limit.
                             notice.
----------------------------------------------------------------------------------------------------------------------------------
Borrowing                    AmSouth Treasury Reserve Money Market Fund may       Pioneer Treasury Reserves Fund may not borrow
                             not borrow money or issue senior securities,         money, except from banks for extraordinary
                             except the Fund may borrow from banks or enter       purposes or to meet redemptions in amounts not
                             into reverse repurchase agreements for               exceeding 33 1/3% of its total assets
                             temporary emergency purposes in amounts up to        (including the amount borrowed).
                             33 1/3% of the value of its total assets at
                             the time of such borrowing. The Fund will not
                             purchase securities while borrowings
                             (including reverse repurchase agreements) in
                             excess of 5% of its total assets are
                             outstanding.  In addition, the Fund is
                             permitted to participate in a credit facility
                             whereby the Fund may directly lend to and
                             borrow money from other AmSouth Funds for
                             temporary purposes, provided that the loans
                             are made in accordance with an order of
                             exemption from the SEC and any conditions
                             thereto.
----------------------------------------------------------------------------------------------------------------------------------
Lending                      AmSouth Treasury Reserve Money Market Fund may      Pioneer Treasury Reserves Fund may not make
                             not make loans, except that the Fund may            loans to any person, except by (a) the
                             purchase or hold debt instruments in                purchase of a debt obligation in which the
                             accordance with its investment objective and        Fund is permitted to invest and (b) engaging
                             policies, lend Fund securities in accordance        in repurchase agreements.
                             with its investment objective and policies and
                             enter into repurchase agreements.  In
                             addition, the Fund is permitted to participate
                             in a credit facility whereby the Fund may
                             directly lend to and borrow money from other
                             AmSouth Funds for temporary purposes, provided
                             that the loans are made in accordance with an
                             order of exemption from the SEC and any
                             conditions thereto.
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
                             AmSouth Treasury Reserve Money Market Fund         Pioneer Treasury Reserves Fund
----------------------------------------------------------------------------------------------------------------------------------
Derivative instruments       AmSouth Treasury Reserve Money Market Fund may     Pioneer Treasury Reserves Fund may use
                             not write or purchase call options.                futures and options on securities, indices
                                                                                and currencies, forward currency exchange
                                                                                contracts and other derivatives. A
                                                                                derivative is a security or instrument
                                                                                whose value is determined by reference to
                                                                                the value or the change in value of one or
                                                                                more securities, currencies, indices or
                                                                                other financial instruments. Although
                                                                                there is no specific limitation on
                                                                                investing in derivatives, the Fund does
                                                                                not use derivatives as a primary
                                                                                investment technique and generally limits
                                                                                their use to hedging. However, the Fund
                                                                                may use derivatives for a variety of
                                                                                non-principal purposes, including:

                                                                                o    As a hedge against adverse changes in
                                                                                     stock market prices, interest rates
                                                                                     or currency exchange rates
                                                                                o    As a substitute for purchasing or
                                                                                     selling securities
                                                                                o    To increase the Fund's return as a
                                                                                     non-hedging strategy that may be
                                                                                     considered speculative

                                                                                Even a small investment in derivatives can
                                                                                have a significant impact on the Fund's
                                                                                exposure to stock market values, interest
                                                                                rates or currency exchange rates. If
                                                                                changes in a derivative's value do not
                                                                                correspond to changes in the value of the
                                                                                Fund's other investments, the Fund may not
                                                                                fully benefit from or could lose money on
                                                                                the derivative position. In addition, some
                                                                                derivatives involve risk of loss if the
                                                                                person who issued the derivative defaults
                                                                                on its obligation. Certain derivatives may
                                                                                be less liquid and more difficult to
                                                                                value. The Fund will only invest in
                                                                                derivatives to the extent Pioneer believes
                                                                                these investments do not prevent the Fund
                                                                                from seeking its invest
----------------------------------------------------------------------------------------------------------------------------------
Other investment policies    As described above, the Funds have similar principal investment strategies and policies.
and restrictions             Certain of the non-principal investment policies and restrictions are different. For a more complete discussion of each Fund's other investment policies and fundamental and non-fundamental investment restrictions, see the SAI.
----------------------------------------------------------------------------------------------------------------------------------
                                                          Buying, Selling and Exchanging Shares
----------------------------------------------------------------------------------------------------------------------------------
Class A sales charges and    Class A shares are offered without sales            Class A shares are offered without sales
Rule 12b-1 fees              charges.                                            charges.
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
                             AmSouth Treasury Reserve Money Market Fund         Pioneer Treasury Reserves Fund
----------------------------------------------------------------------------------------------------------------------------------
                             Class A shares pay a shareholder servicing         There is no contingent deferred sales
                             fee (non 12b-1) of up to 0.25% of average          charge ("CDSC"), except in certain
                             daily net assets.                                  circumstances when the initial sales
                                                                                charge is waived.
                             AmSouth Treasury Reserve Money Market Fund
                             does not offer Class B shares.                     Class A shares are subject to distribution
                                                                                and service (12b-1) fees of up to 0.15% of
                                                                                average daily net assets.

                                                                                Pioneer Treasury Reserves Fund offers
                                                                                several classes of shares, including Class
                                                                                A shares.
----------------------------------------------------------------------------------------------------------------------------------
Class I and Class Y          AmSouth Treasury Reserve Money Market Fund         The Fund does not impose any initial,
sales charges and            does not impose any initial or CDSC on             contingent deferred or asset based sales
Rule 12b-1 fees              Class I shares.                                    charge on Class Y shares.

                             The Fund may impose a shareholder                  The distributor incurs the expenses of
                             servicing fee (non 12b-1) of up to 0.15%           distributing the Fund's Class Y shares,
                             of average daily net assets.                       none of which are reimbursed by the Fund
                                                                                or the Class Y shareowners.
----------------------------------------------------------------------------------------------------------------------------------
Management and other fees    AmSouth Treasury Reserve Money Market Fund         Pioneer Treasury Reserves Fund pays
                             pays an advisory fee on a monthly basis at         Pioneer an annual fee equal to 0.40% of
                             an annual rate of 0.40% of the Fund's              the Fund's average daily net assets.
                             average daily net assets.
                                                                                Pioneer has agreed to limit the Fund's
                             ASO Services Company, Inc. ("ASO") serves          expenses or waive a portion of its
                             as administrator and fund accounting agent         management fee to maintain a net asset
                             for the Fund. The Fund pays ASO an                 value of $1.00. Under certain
                             administrative services fee of 0.15% of            circumstances, this limitation may result
                             the Fund's average daily net assets.               in a 0.00% yield for one or more classes
                                                                                for shares. From time to time, Pioneer and
                             Other expenses of the Fund are being               its affiliates may limit the expenses of
                             limited to 0.36% for Class A shares. Any           one or more classes for the purpose of
                             fee waiver or expense reimbursement                increasing its yield during the period of
                             arrangement is voluntary and may be                the limitation. These expense limitation
                             discontinued at any time.                          policies are voluntary and temporary and
                                                                                may be revised or terminated by Pioneer at
                             Other expenses are being limited to 0.28%          any time without notice.
                             for Class I shares. Any fee waiver or
                             expense reimbursement arrangement is               The Fund's total annual operating expenses
                             voluntary and may be discontinued at any           for Class A shares are estimated to be
                             time.                                              0.74% of average daily net assets for the
                                                                                current fiscal year.
                             For the fiscal year ended July 31, 2004,
                             the Fund's annual operating expenses for           The Fund's total annual operating expenses
                             Class A shares, after giving effect to the         for Class Y shares are estimated to be
                             expense limitation were 0.76%, and without         0.55% of average daily net assets for the
                             giving effect to the expense limitation,           current fiscal year.
                             were 0.95% of average daily net assets.

                             For the fiscal year ended July 31, 2004,
                             the Fund's annual operating expenses for
                             Class I
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
                             AmSouth Treasury Reserve Money Market Fund          Pioneer Treasury Reserves Fund
----------------------------------------------------------------------------------------------------------------------------------
                             shares, after giving effect to the expense
                             limitation were 0.68%, and without giving
                             effect to the expense limitation, were
                             0.85% of average daily net assets.
----------------------------------------------------------------------------------------------------------------------------------
Buying shares                You may buy shares of AmSouth Treasury Reserve      You may buy shares from any investment firm
                             Money Market Fund directly through BISYS Fund       that has a sales agreement with PFD, the
                             Services, the Fund's distributor, or through        Fund's distributor.
                             brokers, registered investment advisers, banks
                             and other financial institutions that have          If the account is established in the
                             entered into selling agreements with the            shareholder's own name, shareholders may also
                             Fund's distributor, as described in the Fund's      purchase additional shares of the Fund by
                             prospectus.                                         telephone or online.

                             Certain account transactions may be done by
                             telephone.
----------------------------------------------------------------------------------------------------------------------------------
Exchanging shares            You can exchange your shares in the Fund for        You may exchange your shares for shares of the
                             shares of the same class of another AmSouth         same class of another Pioneer mutual fund.
                             Fund, usually without paying additional sales       Your exchange request must be for at least
                             charges. You must meet the minimum investment       $1,000.  Shares you acquire as part of an
                             requirements for the Fund into which you are        exchange will continue to be subject to any
                             exchanging. Exchanges from one Fund to another      CDSC that applies to the shares you originally
                             are taxable. Class A shares may be exchanged        purchased.  When you ultimately sell your
                             for Class I shares of the same Fund or another      shares, the date of your original purchase
                             AmSouth Fund if you become eligible to              will determine your CDSC.  An exchange
                             purchase Class I shares.  Class I shares may        generally is treated as a sale and a new
                             be exchanged for Class A shares of the same         purchase of shares for federal income tax
                             Fund. No transaction fees are currently             purposes.
                             charged for exchanges.
                                                                                 After you establish an eligible Fund account,
                                                                                 you can exchange Fund shares by telephone or
                                                                                 online.
----------------------------------------------------------------------------------------------------------------------------------
Selling shares               Shares of each Fund are sold at the net asset value per share next calculated after the
                             Fund receives your request in good order.
----------------------------------------------------------------------------------------------------------------------------------
                             You may sell your shares by contacting the          Normally, your investment firm will send
                             Fund directly in writing or by telephone            your request to sell shares to PIMSS. You
                             or by contacting a financial intermediary           can also sell your shares by contacting
                             as described in the Fund's prospectus.              the Fund directly if your account is
                                                                                 registered in your name.

                                                                                 If the account is established in the
                                                                                 shareholder's own name, shareholders may
                                                                                 also redeem shares of the Fund by
                                                                                 telephone or online.
----------------------------------------------------------------------------------------------------------------------------------

Comparison of Principal Risks of Investing in the Funds

     Because each Fund has a similar investment objective, primary investment policies and strategies, the Funds are subject to the same principal risks. You could lose money on your investment in either Fund or not make as much as if you invested elsewhere if:

     o Interest rates go up, causing the value of the Fund's investments to decline

     o The adviser's judgment about the credit quality, attractiveness or relative value of a particular security proves to be incorrect

Past Performance

     Set forth below is performance information for AmSouth Treasury Reserve Money Market Fund. The bar charts show how the Fund's total return has varied from year to year for each full calendar year. The tables show average annual total return for the Fund over time for each class of shares compared with a broad-based securities market index. The bar charts give an indication of the risks of investing in the Fund, including the fact that you could incur a loss and experience volatility of returns year to year. Past performance does not indicate future results. Pioneer Treasury Reserves Fund has not commenced investment operations.

          AmSouth Treasury Reserve Money Market Fund -- Class A Shares
                          Calendar Year Total Returns*

1995     5.41
1996     4.78
1997     4.78
1998     4.68
1999     4.38
2000     5.54
2001     3.47
2002     0.96
2003     0.29
2004     0.61

* During the period shown in the bar chart, your AmSouth Fund's highest quarterly return was 1.43% for the quarter ended December 31, 2000, and the lowest quarterly return was 0.04% for the quarter ended December 31, 2003.


                   AmSouth Treasury Reserve Money Market Fund
              Average Annual Total Returns as of December 31, 2004

---------------------------------------------------------------------------------------------------------------------------------
                                                                           1 Year             5 Years              10 Years
---------------------------------------------------------------------------------------------------------------------------------
AmSouth Treasury Reserve Money Market Fund, Class A Shares
---------------------------------------------------------------------------------------------------------------------------------
Return Before Taxes(1)                                                      0.61%               2.15%               3.47%
---------------------------------------------------------------------------------------------------------------------------------
AmSouth Treasury Reserve Money Market Fund, Class I Shares
---------------------------------------------------------------------------------------------------------------------------------
Return Before Taxes(1)                                                      0.66%               2.25%               3.59%
---------------------------------------------------------------------------------------------------------------------------------

(1) The return reported above assumes the reinvestment of dividends. The AmSouth Treasury Reserve Money Market Fund commenced operations on 3/29/94 through a transfer of assets from certain collective trust fund ("commingled") accounts managed by AAMI, using substantially the same investment objective, polices and methodologies as the Fund. The quoted performance of the Fund includes the performance of the commingled accounts for the periods prior to the Fund's commencement of operations, restated to reflect the expenses associated with the Fund. The commingled accounts were not registered with the SEC and were not subject to the investment restrictions imposed by law on registered mutual funds. If the commingled accounts had been registered, their returns may have been adversely affected. Class A Shares were first offered on 8/29/94.

--------------------------------------------------------------------------------------------------
                                                                              7-Day Yield
                                                                        As of December 31, 2004
--------------------------------------------------------------------------------------------------
AmSouth Treasury Reserve Money Market Fund, Class A Shares                       1.43%
--------------------------------------------------------------------------------------------------
AmSouth Treasury Reserve Money Market Fund, Class I Shares                       1.48%
--------------------------------------------------------------------------------------------------

     The most recent portfolio manager's discussion of AmSouth Treasury Reserves Money Market Fund's performance is attached as Exhibit C.

The Funds' Fees and Expenses

     Shareholders of both Funds pay various fees and expenses, either directly or indirectly. The tables below show the fees and expenses that you would pay if you were to buy and hold shares of each Fund. The expenses in the tables appearing below are based on (i) for the AmSouth Treasury Reserve Money Market Fund, the expenses of AmSouth Treasury Reserve Money Market Fund for the period ended January 31, 2005, and (ii) for the Pioneer Treasury Reserves Fund, the estimated pro forma annual expenses of Pioneer Treasury Reserves Fund for the period ended May 31, 2005. Future expenses for all share classes may be greater or less.

---------------------------------------------------------------------------------------------------------------------
 Shareholder transaction     AmSouth Treasury    Pioneer Treasury     AmSouth Treasury        Pioneer Treasury
fees (paid directly from      Reserve Money        Reserves Fund       Reserve Money            Reserves Fund
    your investment)          Market Fund(1)        (pro forma)        Market Fund(1)            (pro forma)
                                 Class A              Class A             Class I                  Class Y
---------------------------------------------------------------------------------------------------------------------
Maximum sales charge               None                None                 None                     None
(load) when you buy
shares as a percentage
of offering price
---------------------------------------------------------------------------------------------------------------------
Maximum deferred sales             None                None                 None                     None
charge (load) as a
percentage of purchase
price or the amount you
receive when you sell
shares, whichever is less
---------------------------------------------------------------------------------------------------------------------
Redemption fees                    None(2)             None                 None                     None
---------------------------------------------------------------------------------------------------------------------
Annual fund operating
expenses (deducted from
Fund assets) (as a % of
average net assets)
---------------------------------------------------------------------------------------------------------------------
Management fee                    0.40%               0.40%                0.40%                    0.40%
---------------------------------------------------------------------------------------------------------------------
Distribution and service           None               0.15%                 None                     None
(12b-1) fee
---------------------------------------------------------------------------------------------------------------------
Other expenses                    0.57%(3)            0.19%                0.47%                    0.15%
---------------------------------------------------------------------------------------------------------------------
Total fund operating              0.97%               0.74%(4)             0.87%(3)                 0.55%(4)
expenses
---------------------------------------------------------------------------------------------------------------------
Expense                           0.27%                None(5)              0.22%                    None(5)
reimbursement/reduction
---------------------------------------------------------------------------------------------------------------------
Net fund operating                0.70%               0.74%                0.65%                    0.55%
expenses
---------------------------------------------------------------------------------------------------------------------

     (1) AmSouth Bank or other financial institutions may charge their customer account fees for automatic investment and other cash management services provided in connection with investment in the Fund.

     (2) A wire transfer fee of $7.00 will be deducted from the amount of your redemption if you request a wire transfer.

     (3) Other expenses for your AmSouth Fund are being limited to 0.30% for Class A shares and 0.25% for Class I shares. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

     (4) The Pioneer Fund's total annual operating expenses in the table have not been reduced by any expense offset arrangements.

     (5) Pioneer has agreed to limit the Fund's expenses or waive a portion of its management fee to maintain a net asset value of $1.00. Under certain circumstances, this limitation may result in a 0.00% yield for one or more classes for shares. From time to time, Pioneer and its affiliates may limit the expenses of one or more classes for the purpose of increasing its yield during the period of the limitation. These expense limitation policies are voluntary and temporary and may be revised or terminated by Pioneer at any time without notice.

     The hypothetical example below helps you compare the cost of investing in each Fund. It assumes that: (a) you invest $10,000 in each Fund for the time periods shown, (b) you reinvest all dividends and distributions, (c) your investment has a 5% return each year, (d) each Fund's operating expenses remain the same and (e) you sell your shares at the end of the time period shown. The examples are for comparison purposes only and are not a representation of either Fund's actual expenses or returns, either past or future.

-------------------------------------------------------------------
 Number of years you    AmSouth Treasury       Pioneer Treasury
   own your shares       Reserve Money          Reserves Fund
                          Market Fund            (Pro Forma)
-------------------------------------------------------------------
                                        Class A
-------------------------------------------------------------------
Year 1                        $99                   $76
-------------------------------------------------------------------
Year 3                       $309                   $237
-------------------------------------------------------------------
Year 5                       $536                   $411
-------------------------------------------------------------------
Year 10                     $1,190                  $918
-------------------------------------------------------------------
                            Class I               Class Y
-------------------------------------------------------------------
Year 1                        $89                   $56
-------------------------------------------------------------------
Year 3                       $278                   $176
-------------------------------------------------------------------
Year 5                       $482                   $307
-------------------------------------------------------------------
Year 10                     $1,073                  $689
-------------------------------------------------------------------

Reasons for the Proposed Reorganization

     The Trustees believe that the proposed Reorganization is in the best interests of AmSouth Treasury Reserve Money Market Fund and its shareholders. The Trustees considered the following matters, among others, in approving the proposal.

     First, AAMI, the investment adviser to your AmSouth Fund, informed the Trustees that it does not intend to continue to provide investment advisory services to the AmSouth Funds. Consequently, a change in your AmSouth Fund's investment adviser was necessary. In the absence of the Reorganization, such a change would be more likely to motivate shareholders invested in reliance on AAMI's role to withdraw from the Fund, thereby reducing fund size and increasing fund expense ratios.

     Second, the resources of Pioneer. At December 31, 2004, Pioneer managed over 80 investment companies and accounts with approximately $42 billion in assets. Pioneer is part of the global asset management group of UniCredito Italiano S.p.A., one of the largest banking groups in Italy, providing investment management and financial services to mutual funds, institutional and other clients. As of December 31, 2004, assets under management of UniCredito Italiano S.p.A. were approximately $175 billion worldwide. Shareholders of your AmSouth Fund would become part of a significantly larger family of funds that offers a more diverse array of investment options and enhanced shareholder account options. The Pioneer family of mutual funds offers over 80 funds, including domestic and international equity and fixed income funds and a money market fund that will be available to your AmSouth Fund's shareholders through exchanges.

     Third, Pioneer Treasury Reserves Fund's management fee (0.40% of average daily net assets) is the same as the advisory fee of your AmSouth Fund (0.40% of average daily net assets). Currently, for each class of shares, your AmSouth Fund's gross expenses are higher than the pro-forma gross expenses of the corresponding class of the Pioneer Fund. In addition, net of expense limitations, the pro-forma expenses attributable to Class Y shares of the Pioneer Fund are lower than your Fund's net expenses attributable to Class I shares. Although the net expenses of the Pioneer Fund attributable to Class A shares on a pro-forma basis are estimated to be four basis points higher than the net expenses of the corresponding class of your AmSouth Fund, AAMI has informed the trustees that its expense limitations will be discontinued in the future. The distribution and shareholder servicing fees paid by the Class A shares of the Pioneer Fund are lower than the distribution and shareholder servicing fees of your AmSouth Fund. Moreover, your AmSouth Fund's Class I shares pay a non 12b-1 shareholder servicing fee that is not paid by the Pioneer Fund's Class Y shares. In addition, the broader distribution arrangements of the Pioneer Fund offer greater potential for further asset growth and reduce per share expenses.

     Fourth, the Class A and Y shares of Pioneer Treasury Reserves Fund received in the Reorganization will provide AmSouth Treasury Reserve Money Market Fund shareholders with exposure to substantially the same investment product as they currently have.

     Fifth the transaction is structured to qualify as a tax-free reorganization under Section 368(a) of the Internal Revenue Code of 1986 and therefore will not be treated as a taxable sale of your AmSouth shares.

     Pioneer and AmSouth Bank will pay all costs of preparing and printing the AmSouth Funds' proxy statements and solicitation costs incurred by the AmSouth Funds in connection with the Reorganization. AAMI will otherwise be responsible of all costs and expenses of the AmSouth Funds in connection with the Reorganizations.

     The Trustees also considered that Pioneer and AmSouth Bank will benefit from the Reorganization. See "Will Pioneer and AmSouth Bank Benefit from the Reorganizations."

     The Board of Trustees of the Pioneer Fund also considered that the Reorganization presents an excellent opportunity for the Pioneer Fund to acquire investment assets without the obligation to pay commissions or other transaction costs that a fund normally incurs when purchasing securities. This opportunity provides an economic benefit to the Pioneer Fund and its shareholders.

                                 CAPITALIZATION

     The following table sets forth the capitalization of each Fund as of May 31, 2005, and the pro forma combined Fund as of May 31, 2005.

------------------------------------------------------------------------------------------------------------------------------
                                                                  AmSouth Treasury                         Pro Forma Pioneer
                                                                Reserve Money Market   Pioneer Treasury    Treasury Reserves
                                                                        Fund             Reserves Fund            Fund
                                                                    May 31, 2005          May 31, 2005        May 31, 2005
------------------------------------------------------------------------------------------------------------------------------
Total Net Assets (in thousands)                                       $178,746                N/A               $178,746
------------------------------------------------------------------------------------------------------------------------------
     Class A shares ..........................................         $72,843                N/A               $72,843
------------------------------------------------------------------------------------------------------------------------------
     Class B shares ..........................................           N/A                  N/A                 N/A
------------------------------------------------------------------------------------------------------------------------------
     Class I/Y shares ........................................        $105,903                N/A               $105,903
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value Per Share
------------------------------------------------------------------------------------------------------------------------------
     Class A shares ..........................................          $1.00                 N/A                $1.00
------------------------------------------------------------------------------------------------------------------------------
     Class B shares ..........................................           N/A                  N/A                 N/A
------------------------------------------------------------------------------------------------------------------------------
     Class I/Y shares ........................................          $1.00                 N/A                $1.00
------------------------------------------------------------------------------------------------------------------------------
Shares Outstanding
------------------------------------------------------------------------------------------------------------------------------
     Class A shares ..........................................       72,852,140               N/A              72,852,140
------------------------------------------------------------------------------------------------------------------------------
     Class B shares ..........................................           N/A                  N/A                 N/A
------------------------------------------------------------------------------------------------------------------------------
     Class I/Y shares ........................................       105,913,462              N/A             105,913,462
------------------------------------------------------------------------------------------------------------------------------

     It is impossible to predict how many shares of the Pioneer Fund will actually be received and distributed by your AmSouth Fund on the Reorganization date. The table should not be relied upon to determine the amount of the Pioneer Fund's shares that will actually be received and distributed.

                      BOARD'S EVALUATION AND RECOMMENDATION

     For the reasons described above, the Trustees, including the Independent Trustees, approved the Reorganization. In particular, the Trustees determined that the Reorganization is in the best interests of your AmSouth Fund. Similarly, the Board of Trustees of the Pioneer Fund, including its Independent Trustees, approved the Reorganization. They also determined that the Reorganization is in the best interests of the Pioneer Fund.

     The Trustees recommend that the shareholders of your AmSouth Fund vote FOR the proposal to approve the Agreement and Plan of Reorganization.

               TERMS OF EACH AGREEMENT AND PLAN OF REORGANIZATION

The Reorganizations

   o Each Reorganization is scheduled to occur at 4:00 p.m., Eastern time, on [ ], 2005, unless your AmSouth Fund and the corresponding Pioneer Fund agree in writing to a later date. Your AmSouth Fund will transfer all of its assets to the corresponding Pioneer Fund. The corresponding Pioneer Fund will assume your AmSouth Fund's liabilities that are included in the calculation of your AmSouth Fund's net asset value on the Closing Date. The net asset value [of both Funds] will be computed as of 4:00 p.m., Eastern time, on the Closing Date.

   o Each Pioneer Fund will issue to the corresponding AmSouth Fund Class A, B and Y shares with an aggregate net asset value equal to the net assets attributable to the corresponding AmSouth Fund's Class A, B and I shares. These shares will immediately be distributed to your AmSouth Fund's shareholders in proportion to the relative net asset value of their holdings of your AmSouth Fund's shares on the Closing Date. As a result, each AmSouth Fund's shareholders will end up as Class A, B, or Y class shareholders of the corresponding Pioneer Fund.

   o After the distribution of shares, your AmSouth Fund will be liquidated and dissolved.

   o Each Reorganization is intended to result in no income, gain or loss being recognized for federal income tax purposes and will not take place unless both Funds involved in the Reorganization receive a satisfactory opinion concerning the tax consequences of the Reorganization from Wilmer Cutler Pickering Hale and Dorr LLP, counsel to the Pioneer Funds.

Agreement and Plan of Reorganization

   The shareholders of each AmSouth Fund are being asked to approve an Agreement and Plan of Reorganization substantially in the form attached as EXHIBIT A-1 or A-2 (each, a "Plan"). The description of the Plan contained herein is qualified in its entirety by the attached copies, as appropriate.

   Conditions to Closing each Reorganization. The obligation of each Fund to consummate each Reorganization is subject to the satisfaction of certain conditions, including each Fund's performance of all of its obligations under the Plan, the receipt of certain documents and financial statements from your AmSouth Fund and the receipt of all consents, orders and permits necessary to consummate the Reorganization (see Sections 7 and 8 of the Plan). The consummation of each Reorganization is not contingent on consummation of any other Reorganization.

   The obligations of both Funds are subject to the approval of the Plan by the necessary vote of the outstanding shares of your AmSouth Fund, in accordance with the provisions of AmSouth Funds' trust instrument and by-laws. The Funds' obligations are also subject to the receipt of a favorable opinion of Wilmer Cutler Pickering Hale and Dorr LLP as to the United States federal income tax consequences of each Reorganization (see Section 8.5 of the Plan).

   Termination of the Plan. The board of either the AmSouth Funds or the corresponding Pioneer Fund may terminate the Plan (even if the shareholders of your AmSouth Fund have already approved it) at any time before the Closing Date, if that board believes in good faith that proceeding with the Reorganization would no longer be in the best interests of shareholders.

                        TAX STATUS OF EACH REORGANIZATION

   Each Reorganization is intended to result in no income, gain or loss being recognized for United States federal income tax purposes and will not take place unless both Funds involved in the Reorganization receive a satisfactory opinion from Wilmer Cutler Pickering Hale and Dorr LLP, counsel to the Pioneer Funds, substantially to the effect that each Reorganization will be a "reorganization" within the meaning of Section 368(a) of the Code.

   As a result, for federal income tax purposes:

   o No gain or loss will be recognized by your AmSouth Fund upon (1) the transfer of all of its assets to the corresponding Pioneer Fund as described in this Proxy Statement/Prospectus or (2) the distribution by your AmSouth Fund of Pioneer Fund shares to your AmSouth Fund's shareholders;

   o No gain or loss will be recognized by the corresponding Pioneer Fund upon the receipt of your AmSouth Fund's assets solely in exchange for the issuance of Pioneer Fund shares to your AmSouth Fund and the assumption of your AmSouth Fund's liabilities by the Pioneer Fund;

   o The basis of the assets of your AmSouth Fund acquired by the corresponding Pioneer Fund will be the same as the basis of those assets in the hands of your AmSouth Fund immediately before the transfer;

   o The tax holding period of the assets of your AmSouth Fund in the hands of the corresponding Pioneer Fund will include your AmSouth Fund's tax holding period for those assets;

   o You will not recognize gain or loss upon the exchange of your shares of your AmSouth Fund solely for the Pioneer Fund shares as part of the Reorganization;

   o The basis of the Pioneer Fund shares received by you in the Reorganization will be the same as the basis of your shares of your AmSouth Fund surrendered in the exchange; and

   o The tax holding period of the Pioneer Fund shares you receive will include the tax holding period of the shares of your AmSouth Fund surrendered in the exchange, provided that you held the shares of your AmSouth Fund as capital assets on the date of the exchange.

   In rendering such opinions, counsel shall rely upon, among other things, reasonable assumptions as well as representations of your AmSouth Fund and the Pioneer Fund (see the annexes to the Plan).

   No tax ruling has been or will be received from the Internal Revenue Service ("IRS") in connection with the Reorganizations. An opinion of counsel is not binding on the IRS or a court, and no assurance can be given that the IRS would not assert, or a court would not sustain, a contrary position.

   You should consult your tax adviser for the particular tax consequences to you of the Reorganizations, including the applicability of any state, local or foreign tax laws.

                        VOTING RIGHTS AND REQUIRED VOTE

   Each share of your AmSouth Fund is entitled to one vote and each fractional share shall be entitled to a proportionate fractional vote. A quorum is required to conduct business at the Meeting. With respect to each AmSouth Fund, the presence in person or by proxy of a majority of the outstanding shares of an AmSouth Fund entitled to cast votes at the Meeting will constitute a quorum with respect to that AmSouth Fund. A favorable vote of a "majority of the outstanding voting securities" of the applicable AmSouth Fund is required to approve each Proposal. Under the Investment Company Act, the vote of a majority of the outstanding voting securities means the affirmative vote of the lesser of (i) 67% or more of the shares of the applicable AmSouth Fund represented at the meeting, if at least 50% of all outstanding shares of the AmSouth Fund are represented at the meeting, or (ii) 50% or more of the outstanding shares of the AmSouth Fund entitled to vote at the meeting.

-------------------------------------------------------------------------------------------------------------------------------
                  Shares                                      Quorum                                    Voting
-------------------------------------------------------------------------------------------------------------------------------
In General                                   All shares "present" in person or by      Shares "present" in person will be voted
                                             proxy are counted towards a quorum.       in person at the Meeting.  Shares
                                                                                       present by proxy will be voted in
                                                                                       accordance with instructions.
-------------------------------------------------------------------------------------------------------------------------------
Broker Non-Vote (where the underlying        Considered "present" at Meeting for       Broker non-votes do not count as a vote
holder has not voted and the broker does     purposes of quorum.                       "for" and effectively result in a vote
not have discretionary authority to vote                                               "against" Proposals 1(a)-(w).
the shares)
-------------------------------------------------------------------------------------------------------------------------------
Proxy with No Voting Instruction (other      Considered "present" at Meeting for       Voted "for" the proposal.
than Broker Non-Vote)                        purposes of quorum.
-------------------------------------------------------------------------------------------------------------------------------
Vote to Abstain                              Considered "present" at Meeting for       Abstentions do not constitute a vote
                                             purposes of quorum.                       "for" and effectively result in a vote
                                                                                       "against" Proposals 1(a)-(w).
-------------------------------------------------------------------------------------------------------------------------------

     COMPARISON OF DELAWARE STATUTORY TRUST AND MASSACHUSETTS BUSINESS TRUST

   The AmSouth Funds are series of a Massachusetts Business Trust. Most of the Pioneer Funds are series of Delaware Statutory Trusts. The following is a summary of the principal differences between Delaware Statutory Trusts and Massachusetts Business Trusts.

Limitation of Shareholders' and Series' Liability

   Delaware law provides that the shareholders of a Delaware statutory trust shall not be subject to liability for the debts or obligations of the trust. Under Massachusetts law, shareholders of a Massachusetts business trust (such as the shareholders of Europe Fund) may, under certain circumstances, be liability for the debts and obligations of that trust. Although the risk of liability of shareholders of a Massachusetts business trust who do not participate in the management of the trust may be remote, Delaware law affords grater protection against potential shareholder liability. Similarly, Delaware law provides that, to the extent that a Delaware statutory trust issues multiple series of shares, each series shall not be liable for the debts or obligations of any other series, another potential, although remote, risk in the case of a Massachusetts business trust. While the trustees believe that a series of a Massachusetts business trust will only be liable for its own obligations, there is no direct statutory or judicial support for that position.

Limitation of Trustee Liability

   Delaware law provides that, except to the extent otherwise provided in a trust's declaration of trust or by-laws, trustees will not be personally liable to any person (other than the statutory trust or a shareholder thereof) for any act, omission or obligation of the statutory trust or any trustee thereof. Delaware law also provides that a trustee's actions under a Delaware statutory trust's declaration of trust or by-laws will not subject the trustee to liability to the statutory trust or its shareholders if the trustee takes such action in good faith reliance on the provisions of the statutory trust's declaration of trust or bylaws. The declaration of trust of a Massachusetts business trust may limit the liability of a trustee, who is not also an officer of the corporation, for breach of fiduciary duty except for, among other things, any act or omission not in good faith which involves intentional misconduct or a knowing violation of law or any transaction from which such trustee derives an improper direct or indirect financial benefit. The trustees believe that such limitations on liability under Delaware law and under the Pioneer Funds' declarations of trust are consistent with those applicable to directors of a corporation under Delaware law and will be beneficial in attracting and retaining in the future qualified persons to act as trustees.

Shareholder Voting

   Delaware law provides that a Delaware statutory trust's declaration of trust or by-laws may set forth provisions related to voting in any manner. This provision appears to permit trustee and shareholder voting through computer or electronic media. For an investment company with a significant number of institutional shareholders, all with access to computer or electronic networks, the use of such voting methods could significantly reduce the costs of shareholder voting. However, the advantage of such methods may not be realizable unless the SEC modifies its proxy rules. Also, as required by the Investment Company Act of 1940, as amended (the "1940 Act"), votes on certain matters by trustees would still need to be taken at actual in-person meetings.

Board Composition

   Delaware law explicitly provides that separate boards of trustees may be authorized for each series of a Delaware statutory trust. Whether separate boards of trustees can be authorized for series of a Massachusetts business trust is unclear under Massachusetts law. As always, the establishment of any board of trustees of a registered investment company must comply with applicable securities laws, including the provision of the 1940 Act regarding the election of trustees by shareholders. Establishing separate boards of trustees would, among other things, enable the series of a Delaware statutory trust to be governed by individuals who are more familiar with such series' particular operations.

                 ADDITIONAL INFORMATION ABOUT THE PIONEER FUNDS

Investment Adviser

   Pioneer serves as the investment adviser to each Pioneer Fund. Pioneer is an indirect, wholly owned subsidiary of UniCredito Italiano S.p.A., one of the largest banking groups in Italy. Pioneer is part of the global asset management group providing investment management and financial services to mutual funds, institutions and other clients. As of December 31, 2004, assets under management were approximately $175 billion worldwide, including over $42 billion in assets under management by Pioneer. Pioneer's main office is at 60 State Street, Boston, Massachusetts 02109. Pioneer's U.S. mutual fund investment history includes creating one of the first mutual funds in 1928.

   The Board of Trustees of the Pioneer Funds is responsible for overseeing the performance of each of Pioneer Fund's investment adviser and subadviser, if any, and determining whether to approve and renew the fund's investment advisory agreement and the subadvisory agreements.

   Pioneer has received an order (the "Exemptive Order") from the SEC that permits Pioneer, subject to the approval of the Pioneer Funds' Board of Trustees, to hire and terminate a subadviser or to materially modify an existing subadvisory agreement for a Pioneer Fund without shareholder approval. Pioneer retains the ultimate responsibility to oversee and recommend the hiring, termination and replacement of any subadviser. To the extent that the SEC adopts a rule that would supersede the Exemptive Order, Pioneer and the Pioneer Funds intend to rely on such rule to permit Pioneer, subject to the approval of the Pioneer Funds' Board of Trustees and any other applicable conditions of the rule, to hire and terminate a subadviser or to materially modify an existing subadvisory agreement for a Pioneer Fund without shareholder approval.

Buying, Exchanging and Selling Shares of the Pioneer Funds

   Net Asset Value. Each Pioneer Fund's net asset value is the value of its portfolio of securities plus any other assets minus its operating expenses and any other liabilities. Each Pioneer Fund calculates a net asset value for each class of shares every day the New York Stock Exchange is open when regular trading closes (normally 4:00 p.m. Eastern time).

   Each Pioneer Fund generally values its portfolio securities using closing market prices or readily available market quotations. When closing market prices or market quotations are not available or are considered by Pioneer to be unreliable, a

Pioneer Fund will use a security's fair value. Fair value is the valuation of a security determined on the basis of factors other than market value in accordance with procedures approved by the Pioneer Funds' trustees. Each Pioneer Fund also may use the fair value of a security, including a non-U.S. security, when Pioneer determines that the closing market price on the primary exchange where the security is traded no longer accurately reflects the value of the security due to factors affecting one or more relevant securities markets or the specific issuer. The use of fair value pricing by a Pioneer Fund may cause the net asset value of its shares to differ from the net asset value that would be calculated using closing market prices. International securities markets may be open on days when the U.S. markets are closed. For this reason, the value of any international securities owned by a Pioneer Fund could change on a day you cannot buy or sell shares of the fund. Each Pioneer Fund may use a pricing service or a pricing matrix to value some of its assets. Debt securities with remaining maturities of 60 days or less are valued at amortized cost, which is a method of determining a security's fair value.

   You buy or sell shares at the share price. When you buy Class A shares, you pay an initial sales charge unless you qualify for a waiver or reduced sales charge. However, the Class A shares of the Pioneer Funds you receive in the Reorganizations will not be subject to any sales charge. When you buy Class B shares, you do not pay an initial sales charge but impose a contingent deferred sales charge. However, if you sell within five years of purchase, you will pay a contingent deferred sales charge. The Class B shares of the Pioneer Funds you receive in the transaction will be subject to the same contingent deferred sales charge as your Class B shares of the AmSouth Funds held at the time of sale. These shares would then convert to Class A shares eight years after the original date of purchase. Class Y shares do not impose a sales charge.

   Opening Your Account. If your shares are held in your investment firm's name, the options and services available to you may be different from those described herein or in the Pioneer Fund's prospectus. Ask your investment professional for more information.

   If you invest in a Pioneer Fund through investment professionals or other financial intermediaries, including wrap programs and fund supermarkets, additional conditions may apply to your investment in a Pioneer Fund, and the investment professional or intermediary may charge you a transaction-based or other fee for its services. These conditions and fees are in addition to those imposed by the Pioneer Fund and its affiliates. You should ask your investment professional or financial intermediary about its services and any applicable fees.

   Account Options. Use your account application to select options and privileges for your account. You can change your selections at any time by sending a completed account options form to the transfer agent. You may be required to obtain a signature guarantee to make certain changes to an existing account.

   Call or write to the Pioneer Funds' transfer agent for account applications, account options forms and other account information:

PIONEER INVESTMENT MANAGEMENT SHAREHOLDER SERVICES, INC.
P.O. Box 55014
Boston, Massachusetts 02205-5014
Telephone 1-800-225-6292

   Telephone Transaction Privileges. If your account is registered in your name, you can buy, exchange or sell shares of the Pioneer Funds by telephone. If you do not want your account to have telephone transaction privileges, you must indicate that choice on your account application or by writing to the transfer agent.

   When you request a telephone transaction the transfer agent will try to confirm that the request is genuine. The transfer agent records the call, requires the caller to provide the personal identification number for the account and sends you a written confirmation. Each Pioneer Fund may implement other confirmation procedures from time to time. Different procedures may apply if you have a non-U.S. account or if your account is registered in the name of an institution, broker-dealer or other third party.

   Online Transaction Privileges. If your account is registered in your name, you may be able to buy, exchange or sell fund shares online. Your investment firm may also be able to buy, exchange or sell your Pioneer Fund shares online.

   To establish online transaction privileges complete an account options form, write to the transfer agent or complete the online authorization screen on: www.pioneerfunds.com.

   To use online transactions, you must read and agree to the terms of an online transaction agreement available on the Pioneer website. When you or your investment firm requests an online transaction the transfer agent electronically records the transaction, requires an authorizing password and sends a written confirmation. The Pioneer Funds may implement other procedures from time to time. Different procedures may apply if you have a non-U.S. account or if your account is registered in the name of an institution, broker-dealer or other third party. You may not be able to use the online transaction privilege for certain types of accounts, including most retirement accounts.

   Share Price. If you place an order with your investment firm before the New York Stock Exchange closes and your investment firm submits the order to PFD prior to PFD's close of business (usually 5:30 p.m. Eastern time), your share price will be calculated that day. Otherwise, your price per share will be calculated at the close of the New York Stock Exchange after the distributor receives your order. Your investment firm is responsible for submitting your order to the distributor.

   Buying Pioneer Fund Shares. You may buy shares of each Pioneer Fund from any investment firm that has a sales agreement with PFD. If you do not have an investment firm, please call 1-800-225-6292 for information on how to locate an investment professional in your area.

   You can buy shares of the Pioneer Funds at the offering price. The distributor may reject any order until it has confirmed the order in writing and received payment. The fund reserves the right to stop offering any class of shares.

   Minimum Investment Amounts. Your initial investment must be at least $1,000. Additional investments must be at least $100 for Class A shares. You may qualify for lower initial or subsequent investment minimums if you are opening a retirement plan account, establishing an automatic investment plan or placing your trade through your investment firm. The minimum investment amount does not apply for purposes of the Reorganization.

   Exchanging Pioneer Fund Shares. You may exchange your shares in a Pioneer Fund for shares of the same class of another Pioneer mutual fund. Your exchange request must be for at least $1,000 unless the fund you are exchanging into has a different minimum. Each Pioneer Fund allows you to exchange your shares at net asset value without charging you either an initial or contingent deferred sales charge at the time of the exchange. Shares you acquire as part of an exchange will continue to be subject to any contingent deferred sales charge that applies to the shares you originally purchased. When you ultimately sell your shares, the date of your original purchase will determine your contingent deferred sales charge. Before you request an exchange, consider each Fund's investment objective and policy as described in each fund's prospectus.

   Selling Pioneer Fund Shares. Your shares will be sold at net asset value per share next calculated after the Pioneer Fund, or authorized agent, and as a broker-dealer, receives your request in good order. If the shares you are selling are subject to a deferred sales charge, it will be deducted from the sale proceeds. Each Pioneer Fund generally will send your sale proceeds by check, bank wire or electronic funds transfer. Normally you will be paid within seven days. If you are selling shares from a non-retirement account or certain IRAs, you may use any of the methods described below. If you are selling shares from a retirement account other than an IRA, you must make your request in writing.

   You may have to pay federal income taxes on a sale or an exchange.

Good order means that:

   o  You have provided adequate instructions

   o  There are no outstanding claims against your account

   o  There are no transaction limitations on your account

   o If you have any Pioneer Fund share certificates, you submit them and they are signed by each record owner exactly as the shares are registered

   o  Your request includes a signature guarantee if you:

   o  Are selling over $100,000 or exchanging over $500,000 worth of shares

   o  Changed your account registration or address within the last 30 days

   o Instruct the transfer agent to mail the check to an address different from the one on your account

   o  Want the check paid to someone other than the account owner(s)

   o Are transferring the sale proceeds to a Pioneer mutual fund account with a different registration

Buying, Exchanging and Selling Pioneer Fund Shares

                   ------------------------------------------------------------------------------------------------------
                                      Buying Shares                                     Exchanging Shares
                   ------------------------------------------------------------------------------------------------------
Through your       Normally, your investment firm will send your          Normally, your investment firm will send your
investment firm    purchase request to the Pioneer Funds' transfer        exchange request to the Pioneer Fund's transfer
                   agent. Consult your investment professional for        agent. Consult your investment professional for
                   more information. Your investment firm may receive     more information about exchanging your shares.
                   a commission from the distributor for your
                   purchase of fund shares. The distributor or its
                   affiliates may pay additional compensation, out of
                   their own assets, to certain investment firms or
                   their affiliates based on objective criteria
                   established by the distributor

By phone or        You can use the telephone or online privilege if       After you establish your Pioneer Fund account, you
online             you have an existing non-retirement account or         can exchange Fund shares by phone or online if:
                   certain IRAs. You can purchase additional fund         o  You are exchanging into an existing account or
                   shares by phone if:                                       using the exchange to establish a new account,
                   o  You established your bank account of record at         provided the new account has a registration
                      least 30 days ago                                      identical to the original account
                   o  Your bank information has not changed for at        o  The fund into which you are exchanging offers
                      least 30 days                                          the same class of shares
                   o  You are not purchasing more than $25,000 worth      o  You are not exchanging more than $500,000 worth
                      of shares per account per day                          of shares per account per day
                   o  You can provide the proper account                  o  You can provide the proper account identification
                      identification information                             information

                   When you request a telephone or online purchase, the transfer agent will electronically debit the amount of the purchase from your bank account of record. The transfer agent will purchase Pioneer
                   Fund shares for the amount of the debit at the offering price determined after the transfer agent receives your telephone or online purchase instruction and good funds. It usually takes three business days for the transfer agent to receive notification from your bank that good funds are available in the amount of your investment.

In writing, by     You can purchase Pioneer Fund shares for an existing   You can exchange fund shares by mailing or faxing a
mail or
                   ----------------------------------------------------------------------------------------------------------

                   -----------------------------------------------------------------------------------------------------------
                                      Buying Shares                                     Exchanging Shares
                   -----------------------------------------------------------------------------------------------------------
by fax             fund account by mailing a check to the transfer       letter of instruction to the transfer agent. You
                   agent. Make your check payable to the Pioneer         can exchange Pioneer Fund shares directly through
                   Fund. Neither initial nor subsequent investments      the Pioneer Fund only if your account is
                   should be made by third party check. Your check       registered in your name. However, you may not fax
                   must be in U.S. dollars and drawn on a U.S. bank.     an exchange request for more than $500,000.
                   Include in your purchase request the fund's name,     Include in your letter:
                   the account number and the name or names in the       o  The name, social security number and signature
                   account registration.                                    of all registered owners
                                                                         o  A signature guarantee for each registered owner
                                                                            if the amount of the exchange is more than
                                                                            $500,000
                                                                         o  The name of the fund out of which you are
                                                                            exchanging and the name of the fund into which
                                                                            you are exchanging
                                                                         o  The class of shares you are exchanging
                                                                            The dollar amount or number of shares you are
                                                                            exchanging

                   ------------------------------------------------------------------------------------------------------------
                                      Selling Shares                                   How to contact Pioneer
                   ------------------------------------------------------------------------------------------------------------
                   Normally, your investment firm will send your                By phone
                   request to sell shares to the Pioneer Fund's
                   transfer agent. Consult your investment                      For information or to request a telephone
                   professional for more information. Each Pioneer              transaction between 8:00 a.m. and 7:00 p.m.
                   Fund has authorized PFD to act as its agent in the           (Eastern time) by speaking with a shareholder
                   repurchase of Pioneer Fund shares from qualified             services representative call 1-800-225-6292
                   investment firms. Each Pioneer Fund reserves the             To request a transaction using FactFone(SM) call
                   right to terminate this procedure at any time.               1-800-225-4321
                                                                                Telecommunications Device for the Deaf (TDD)
                   You may sell up to $100,000 per account per day by           1-800-225-1997
                   phone or online. You may sell Pioneer Fund shares
                   held in a retirement plan account by phone only if           By mail
                   your account is an eligible IRA (tax penalties may           Send your written instructions to:
                   apply). You may not sell your shares by phone or             Pioneer Investment Management Shareholder
                   online if you have changed your address (for                 Services, Inc.
                   checks) or your bank information (for wires and              P.O. Box 55014
                   transfers) in the last 30 days.                              Boston, Massachusetts 02205-5014

                   You may receive your sale proceeds:                          By fax
                   o  By check, provided the check is made payable              Fax your exchange and sale requests to:
                      exactly as your account is registered                     1-800-225-4240
                   o  By bank wire or by electronic funds transfer,
                      provided the sale proceeds are being sent to              Exchange Privilege
                      your bank address of record                               You may make up to four exchange redemptions of
                   You can sell some or all of your Pioneer Fund                $25,000 or more per account per calendar year.
                   shares by writing directly to the Pioneer fund
                   only if your account is registered in your name.
                   Include in your request your name, your social
                   security number, the fund's name and any other
                   applicable requirements as described below. The
                   transfer agent will send the sale proceeds to your
                   address of record unless you provide other
                   instructions. Your request must be signed by all
                   registered owners and be in good order. You may
                   not sell more than $100,000 per account per day by
                   fax.

Pioneer Fund Shareholder Account Policies

   Signature Guarantees and Other Requirements. You are required to obtain a signature guarantee when you are:

   o  Requesting certain types of exchanges or sales of Pioneer Fund shares

   o  Redeeming shares for which you hold a share certificate

   o  Requesting certain types of changes for your existing account

   You can obtain a signature guarantee from most broker-dealers, banks, credit unions (if authorized under state law) and federal savings and loan associations. You cannot obtain a signature guarantee from a notary public. All Pioneer Funds will accept only medallion signature guarantees. A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution that is participating in a medallion program recognized by the Securities Transfer Association. Signature guarantees from financial institutions that are not participating in one of these programs are not accepted. Fiduciaries and corporations are required to submit additional documents to sell Pioneer Fund shares.

   Exchange Limitation. You may only make up to four exchange redemptions of $25,000 or more per account per calendar year out of a Pioneer Fund. Each Fund's exchange limitation is intended to discourage short-term trading in fund shares. Short-term trading can increase the expenses incurred by the Fund and make portfolio management less efficient. In determining whether the exchange redemption limit has been reached, Pioneer may aggregate a series of exchanges (each valued at less than $25,000) and/or fund accounts that appear to be under common ownership or control. Pioneer may view accounts for which one person gives instructions or accounts that act on advice provided by a single source to be under common control.

   The exchange limitation does not apply to automatic exchange transactions or to exchanges made by participants in employer-sponsored retirement plans qualified under Section 401(a) of the Code. While financial intermediaries that maintain omnibus accounts that invest in the fund are requested to apply the exchange limitation policy to shareholders who hold shares through such accounts, we do not impose the exchange limitation policy at the level of the omnibus account and are not able to monitor compliance by the financial intermediary with this policy.

   Excessive Trading. Frequent trading into and out of the fund can disrupt portfolio management strategies, harm fund performance by forcing the fund to hold excess cash or to liquidate certain portfolio securities prematurely and increase expenses for all investors, including long-term investors who do not generate these costs. An investor may use short-term trading as a strategy, for example, if the investor believes that the valuation of the fund's portfolio securities for purposes of calculating its net asset value does not fully reflect the then current fair market value of those holdings. The fund discourages, and does not take any intentional action to accommodate, excessive and short-term trading practices, such as market timing. Although there is no generally applied standard in the marketplace as to what level of trading activity is excessive, we may consider trading in the fund's shares to be excessive for a variety of reasons, such as if:

   o You sell shares within a short period of time after the shares were purchased;
   o You make two or more purchases and redemptions within a short period of time;
   o You enter into a series of transactions that is indicative of a timing pattern or strategy; or
   o We reasonably believe that you have engaged in such practices in connection with other mutual funds.

   The fund's Board of Trustees has adopted policies and procedures with respect to frequent purchases and redemptions of fund shares by fund investors. Pursuant to these policies and procedures, we monitor selected trades on a daily basis in an effort to detect excessive short-term trading. If we determine that an investor or a client of a broker has engaged in excessive short-term trading that we believe may be harmful to the fund, we will ask the investor or broker to cease such activity and we will refuse to process purchase orders (including purchases by exchange) of such investor, broker or accounts that we believe are under their control. In determining whether to take such actions, we seek to act in a manner that is consistent with the best interests of the fund's shareholders.

   While we use our reasonable efforts to detect excessive trading activity, there can be no assurance that our efforts will be successful or that market timers will not employ tactics designed to evade detection. If we are not successful, your return from an investment in the fund may be adversely affected. Frequently, fund shares are held through omnibus accounts maintained by financial intermediaries such as brokers and retirement plan administrators, where the holdings of multiple shareholders, such as all the clients of a particular broker, are aggregated. Our ability to monitor trading practices by investors purchasing shares through omnibus accounts is limited and dependent upon the cooperation of the financial intermediary in observing the fund's policies.

   In addition to monitoring trades, the policies and procedures provide that:

   o The fund imposes limitations on the number of exchanges out of an account holding the fund's Class A, Class B or Class C shares that may occur in any calendar year.

   o Certain funds managed by Pioneer have adopted redemption fees that are incurred if you redeem shares within a short period after purchase, including exchanges. These redemption fees are described in the applicable prospectuses under "Fees and expenses."

   o The fund may reject a purchase or exchange order before its acceptance or an order prior to issuance of shares. The fund may also restrict additional purchases or exchanges in an account. Each of these steps may be taken, for any reason, without prior notice, including transactions that the fund believes are requested on behalf of market timers. The fund reserves the right to reject any purchase request by any investor or financial institution if the fund believes that any combination of trading activity in the account or related accounts is potentially disruptive to the fund. A prospective investor whose purchase or exchange order is rejected will not achieve the investment results, whether gain or loss, that would have been realized if the order were accepted and an investment made in the fund. The fund and its shareholders do not incur any gain or loss as a result of a rejected order. The fund may impose further restrictions on trading activities by market timers in the future. The fund's prospectus will be amended or supplemented to reflect any material additional restrictions on trading activities intended to prevent excessive trading.

   Minimum Account Size. Each Pioneer Fund requires that you maintain a minimum account value of $500. If you hold less than the minimum in your account because you have sold or exchanged some of your shares, the Pioneer Fund will notify you of its intent to sell your shares and close your account. You may avoid this by increasing the value of your account to at least the minimum within six months of the notice from the Fund.

   Telephone Access. You may have difficulty contacting the Pioneer Fund by telephone during times of market volatility or disruption in telephone service. If you are unable to reach the Pioneer Fund by telephone, you should communicate with the Fund in writing.

   Share Certificates. Normally, your shares will remain on deposit with the transfer agent and certificates will not be issued. If you are legally required to obtain a certificate, you may request one for your Class A shares only. A fee may be charged for this service. Any share certificates of the AmSouth Funds outstanding at the Closing of the Reorganization will be deemed to be cancelled and will no longer represent shares of the Funds.

   Other Policies. Each Pioneer Fund may suspend transactions in shares when trading on the New York Stock Exchange is closed or restricted, when an emergency exists that makes it impracticable, as determined by the SEC, for the fund to sell or value its portfolio securities or with the permission of the SEC.

   Each Pioneer Fund or PFD may revise, suspend or terminate the account options and services available to shareholders at any time.

   Each Pioneer Fund reserves the right to redeem in kind by delivering portfolio securities to a redeeming shareholder, provided that the Pioneer Fund must pay redemptions in cash if a shareholder's aggregate redemptions in a 90 day period are less than $250,000 or 1% of the fund's net assets.

Dividends and Capital Gains

   Each Pioneer Fund generally pays any distributions of net short- and long-term capital gains and dividends from any net investment income at least annually.

   Each Pioneer Fund may also pay dividends and capital gain distributions at other times if necessary for the fund to avoid U.S. federal income or excise tax. If you invest in a Pioneer Fund close to the time that the fund makes a distribution, generally you will pay a higher price per share and you will pay taxes on the amount of the distribution whether you reinvest the distribution or receive it as cash.

Taxes

   For U.S. federal income tax purposes, distributions from each Pioneer Fund's net long-term capital gains (if any) are considered long-term capital gains and may be taxable to you at different maximum rates depending upon their source and other factors. Short-term capital gain distributions for each Pioneer Fund are taxable as ordinary income.

   Dividends from net investment income are taxable either as ordinary income or, if so designated by the fund and certain other conditions, including holding period requirements, are met by the fund and the shareholder, as "qualified dividend income" taxable to individual shareholders at the maximum 15% U.S. federal tax rate. Dividends and distributions generally are taxable, whether you take payment in cash or reinvest them to buy additional Pioneer Fund shares.

   When you sell or exchange Pioneer Fund shares you will generally recognize a capital gain or capital loss in an amount equal to the difference between the net amount of sale proceeds (or, in the case of an exchange, the fair market value of the shares) that you receive and your tax basis for the shares that you sell or exchange. In January of each year each Pioneer Fund will mail to you information about your dividends, distributions and any shares you sold in the previous calendar year.

   You must provide your social security number or other taxpayer identification number to the fund along with the certifications required by the Internal Revenue Service when you open an account. If you do not or if it is otherwise legally required to do so, the Pioneer Fund will withhold 28% "backup withholding" tax from your dividends and distributions, sale proceeds and any other payments to you.

   You should ask your tax adviser about any federal, state and foreign tax considerations, including possible additional withholding taxes for non-U.S. shareholders. You may also consult the "Tax Status" section of each Pioneer Fund's statement of additional information for a more detailed discussion of U.S. federal income tax considerations, including qualified dividend income considerations that may affect the Pioneer Fund and its shareholders.

   Pioneer Funds' Rule 12b-1 Plans. As described above, each Pioneer Fund has adopted a Rule 12b-1 plan for its Class A shares and Class B shares (the "Plans"). Because the Rule 12b-1 fees payable under each Plan are an ongoing expense, over time they may increase the cost of your investment and your shares may cost more than shares that are not subject to a distribution or service fee or sales charge.

   Compensation and Services. Each Class A Plan is a reimbursement plan, and distribution expenses of PFD are expected to substantially exceed the distribution fees paid by the fund in a given year. Pursuant to each Class A Plan the fund reimburses PFD for its actual expenditures to finance any activity primarily intended to result in the sale of Class A shares or to provide services to holders of Class A shares, provided the categories of expenses for which reimbursement is made are approved by the board of trustees. The expenses of the fund pursuant to the Class A Plan are accrued daily at a rate which may not exceed the annual rate of 0.25% of the fund's average daily net assets attributable to Class A shares.

   The Class B Plan provides that the fund shall pay to PFD, as the fund's distributor for its Class B shares a distribution fee equal on an annual basis to 0.75% of the fund's average daily net assets attributable to Class B shares and a service fee equal to 0.25% of the fund's average daily net assets attributable to Class B shares. The distribution fee compensates PFD for its distribution services with respect to Class B shares. PFD also pays commissions to broker-dealers and the cost of printing prospectuses and reports used for sales purposes and the preparation and printing of sales literature and other distribution-related expenses. The plan authorizes PFD to pay a service fee to broker-dealers at a rate of up to 0.25% of the fund's average daily net assets attributable to Class B shares owned by shareholders for whom that broker-dealer is the holder or dealer of record. This service fee compensates the broker-dealer for providing personal services and/or account maintenance services rendered by the broker-dealer with respect to Class B shares.

   The Class B Plans are compensation plans, which provide for a fixed level of fees. Payments under these plans are not tied exclusively to actual distribution and service expenses, and may exceed (or may be less than) the expenses actually incurred.

   Trustee Approval and Oversight. Each Plan was last approved by the board of trustees of each Pioneer Fund, including a majority of the independent trustees, by votes cast in person at meetings called for the purpose of voting on the Plan on December 2, 2004. Pursuant to the Plan, at least quarterly, PFD will provide each fund with a written report of the amounts expended under the Plan and the purpose for which these expenditures were made. The trustees review these reports on a quarterly basis to determine their continued appropriateness.

   Term, Termination and Amendment. Each Plan's adoption, terms, continuance and termination are governed by Rule 12b-1 under the Investment Company Act. The board of trustees believes that there is a reasonable likelihood that the Plans will benefit each fund and its current and future shareholders. The Plans may not be amended to increase materially the annual percentage limitation of average net assets which may be spent for the services described therein without approval of the shareholders of the fund affected thereby, and material amendments of the Plans must also be approved by the trustees as provided in Rule 12b-1.

                              FINANCIAL HIGHLIGHTS

   Each Pioneer Fund is newly created and therefore has no operating history.

                       INFORMATION CONCERNING THE MEETING

Solicitation of Proxies

   In addition to the mailing of these proxy materials, proxies may be solicited by telephone, by fax or in person by the trustees and officers of your AmSouth Fund or its affiliates, including personnel of your AmSouth Fund's transfer agent, Pioneer Funds' investment adviser, Pioneer, Pioneer Funds' transfer agent, PIMSS, or by broker-dealer firms. [ ], has been retained to provide proxy solicitation services to the Funds at a cost of approximately $[ ]. Pioneer and AmSouth Bancorporation will bear the cost of such solicitation.

Revoking Proxies

   An AmSouth Fund shareholder signing and returning a proxy has the power to revoke it at any time before it is exercised:

   o by filing a written notice of revocation with your AmSouth Fund's transfer agent, BISYS Fund Services, at P.O. Box 182733, Columbus, Ohio 43218-2733, or

   o by returning a duly executed proxy with a later date before the time of the Meeting, or

   o if a shareholder has executed a proxy but is present at the Meeting and wishes to vote in person, by notifying the secretary of your AmSouth Fund (without complying with any formalities) at any time before it is voted.

   Being present at the Meeting alone does NOT revoke a previously executed and returned proxy.

Outstanding Shares

   Only shareholders of record on [ ], 2005 (the "record date") are entitled to notice of and to vote at the Meeting. As of the record date, the following number of shares of each AmSouth Fund were outstanding.

                                                                                 Shares Outstanding
         AmSouth Fund                                                            (as of [ ], 2005)
         ------------                                                            -----------------

         AmSouth Government Income Fund
         AmSouth Treasury Reserve Money Market Fund

Other Business

   Your AmSouth Fund's Board of Trustees knows of no business to be presented for consideration at the Meeting other than Proposals 1(a) and (b). If other business is properly brought before the Meeting, proxies will be voted according to the best judgment of the persons named as proxies.

Adjournments

   If, by the time scheduled for the Meeting, a quorum of shareholders of a Fund is not present or if a quorum is present but sufficient votes "for" the proposals have not been received, the persons named as proxies may propose the Meeting with respect to one or more of the Funds to another date and time, and the Meeting may be held as adjourned within a reasonable time after the date set for the original Meeting for that Fund without further notice. Any such adjournment will require the affirmative vote of a majority of the votes cast on the question in person or by proxy at the session of the Meeting to be adjourned. The persons named as proxies will vote all proxies in favor of the adjournment that voted in favor of the proposal or that abstained. They will vote against such adjournment those proxies required to be voted against the proposal. Broker non-votes will be disregarded in the vote for adjournment. If the adjournment requires setting a new record date or the adjournment is for more than 120 days of the original Meeting (in which case the Board of Trustees of your AmSouth Fund will set a new record date), your AmSouth Fund will give notice of the adjourned meeting to its shareholders.

Telephone Voting

   In addition to soliciting proxies by mail, by fax or in person, your AmSouth Fund may also arrange to have votes recorded by telephone by officers and employees of your AmSouth Fund or by personnel of the adviser or transfer agent or a third party solicitation firm. The telephone voting procedure is designed to verify a shareholder's identity, to allow a shareholder to authorize the voting of shares in accordance with the shareholder's instructions and to confirm that the voting instructions have been properly recorded. If these procedures were subject to a successful legal challenge, these telephone votes would not be counted at the Meeting. Your AmSouth Fund has not obtained an opinion of counsel about telephone voting, but is currently not aware of any challenge.

   o A shareholder will be called on a recorded line at the telephone number in the Fund's account records and will be asked to provide the shareholder's social security number or other identifying information.

   o The shareholder will then be given an opportunity to authorize proxies to vote his or her shares at the Meeting in accordance with the shareholder's instructions.

   o To ensure that the shareholder's instructions have been recorded correctly, the shareholder will also receive a confirmation of the voting instructions by mail.

   o A toll-free number will be available in case the voting information contained in the confirmation is incorrect.

   o If the shareholder decides after voting by telephone to attend the Meeting, the shareholder can revoke the proxy at that time and vote the shares at the Meeting.

   o  [Insert touchtone telephone voting information]

Internet Voting

   You will also have the opportunity to submit your voting instructions via the Internet by utilizing a program provided through the tabulator. Voting via the Internet will not affect your right to vote in person if you decide to attend the Meeting. Do not mail the proxy card if you are voting via the Internet. To vote via the Internet, you will need the "control number" that appears on your proxy card. These Internet voting procedures are designed to authenticate shareholder identities, to allow shareholders give their voting instructions, and to confirm that shareholders instructions have been recorded properly. If you are voting via the Internet you should understand that there may be costs associated with electronic access, such as usage charges from Internet access providers and telephone companies, that must be borne by you.

   o  Read the proxy statement and have your proxy card at hand.

   o  Go to the Web site listed on your proxy card.

   o  Enter control number found on your proxy card.

   o Follow the simple instructions on the Web site. Please call AmSouth Funds at 1-800-624-5711 if you have any problems.

   o To insure that your instructions have been recorded correctly you will receive a confirmation of your voting instructions immediately after your submission and also by e-mail if chosen.

   o  [Insert touchtone telephone voting information]

Shareholders' Proposals

   Your AmSouth Fund is not required, and does not intend, to hold meetings of shareholders each year. Instead, meetings will be held only when and if required. Any shareholders desiring to present a proposal for consideration at the next meeting for shareholders must submit the proposal in writing, so that it is received by the your AmSouth Fund to [ ] within a reasonable time before any meeting. If the Reorganization is completed, your AmSouth Fund will not hold another shareholder meeting.

Appraisal Rights

   If the Reorganization of your AmSouth Fund is approved at the Meeting, shareholders of your AmSouth Fund will not have the right to dissent and obtain payment of the fair value of their shares because the exercise of appraisal rights is subject to the forward pricing requirements of Rule 22c-1 under the Investment Company Act, which supersede state law. Shareholders of your AmSouth Funds, however, have the right to redeem their Fund shares until the closing date of the Reorganizations.

                    OWNERSHIP OF SHARES OF THE AMSOUTH FUNDS

   To the knowledge of your AmSouth Fund, as of May 31, 2005, the following persons owned of record or beneficially 5% or more of the outstanding shares of each of the AmSouth Funds.

                                                                                               Percent of the
                                                                                                Class Held by
Fund/Class                                                             No. of Shares             Shareholder


AMSOUTH GOVERNMENT INCOME FUND - CLASS I

KENNEBURT & COMPANY FBO ASO TRUST
ATTN MUTUAL FUND OPERATIONS
PO BOX 12365
BIRMINGHAM  AL  35202                                                    7095421.548                50.39%

KENNEBURT & COMPANY FBO ASO TRUST
ATTN MUTUAL FUND OPERATIONS
PO BOX 12365
BIRMINGHAM  AL  35202                                                    3641649.788                25.86%


AMSOUTH TREASURY RESERVES MONEY MARKET FUND - CLASS A

HARE & CO
111 SANDERS CREEK PKY
ATTN STIF/MASTER NOTE
E SYRACUSE  NY  13057                                                   38299358.430                52.54%

PERSHING LLC FOR EXCLUSIVE BENEFIT OF
1 PERSHING PLAZA
ATTN CASH MANAGEMENT
JERSEY CITY  NJ  073990002                                              12126285.150                16.63%

KENNEBERT & CO
PO BOX 11426 PROPRIETARY FUNDS
ATTN PROPRIETARY FUNDS-RCS 5
BIRMINGHAM  AL  352021426                                                8066816.700                11.07%

AMSOUTH TREASURY RESERVES MONEY MARKET FUND - CLASS I

KENNEBERT & CO
PO BOX 11426 PROPRIETARY FUNDS
ATTN PROPRIETARY FUNDS-RCS 5
BIRMINGHAM  AL  352021426                                               94810912.500                89.50%


   As of May 31, 2005, the trustees and officers of your AmSouth Fund, as a group, owned in the aggregate less than 1% of the outstanding shares of your AmSouth Fund.

   AmSouth Bank or other companies controlled by AmSouth Bancorporation (the "AmSouth Companies") beneficially own shares of certain AmSouth Funds. The AmSouth Companies intend to hire an independent fiduciary to vote their shares in a fiduciary capacity.

                    OWNERSHIP OF SHARES OF THE PIONEER FUNDS

   Shares of the Pioneer Funds are being offered for the first time in connection with the Reorganization.

AmSouth Funds

   The financial statements and financial highlights of each AmSouth Fund incorporated by reference in the respective AmSouth Funds' Annual Report for the most recent fiscal year end have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their reports thereon incorporated by reference into this registration statement. Such financial statements and financial highlights are incorporated herein by reference in reliance on such reports given on the authority of such firm as experts in accounting and auditing.

Pioneer Funds

   The financial statements and financial highlights of each Pioneer Fund incorporated by reference in the respective Pioneer Fund's Annual Report for the most recent fiscal year end have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their reports thereon incorporated by reference into this registration statement. Such financial statements and financial highlights are incorporated herein by reference in reliance on such reports given the authority of such firm as experts in accounting and auditing.

                              AVAILABLE INFORMATION

   The AmSouth Funds and the Pioneer Funds are subject to the informational requirements of the Securities Exchange Act of 1934 and the Investment Company Act and file reports, proxy statements and other information with the SEC. These reports, proxy statements and other information filed by the Funds can be inspected and copied (for a duplication fee) at the public reference facilities of the SEC at 450 Fifth Street, N.W., Washington, D.C. Copies of these materials can also be obtained by mail from the Public Reference Branch, Office of Consumer Affairs and Information Services, SEC, Washington, D.C. 20549, at prescribed rates. In addition, copies of these documents may be viewed on-screen or downloaded from the SEC's Internet site at http://www.sec.gov.

                                                                           Draft

           Exhibit A-1--Form of Agreement and Plan of Reorganization
                              (C/D Reorganizations)

                      AGREEMENT AND PLAN OF REORGANIZATION

   THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of the __ day of _______ 2005, by and between Pioneer [____] Fund, a Delaware statutory trust (the "Acquiring Trust"), on behalf of its sole series Pioneer [____] Fund (the "Acquiring Fund"), with its principal place of business at 60 State Street, Boston, Massachusetts 02109, and AmSouth Funds, a Massachusetts business trust (the "AmSouth Trust"), on behalf of its series [ ] Fund (the "Acquired Fund"), with its principal place of business at 3435 Stelzer Road, Columbus, Ohio 43219. The Acquiring Fund and the Acquired Fund are sometimes referred to collectively herein as the "Funds" and individually as a "Fund."

   This Agreement is intended to be and is adopted as a plan of a "reorganization" as defined in Section 368(a)(1)[(C)/(D)] of the United States Internal Revenue Code of 1986, as amended (the "Code") and the Treasury Regulations thereunder. The reorganization (the "Reorganization") will consist of (1) the transfer of all of the assets of the Acquired Fund to the Acquiring Fund in exchange solely for (A) the issuance of Class A, Class B and Class Y shares of beneficial interest of the Acquiring Fund (collectively, the "Acquiring Fund Shares" and each, an "Acquiring Fund Share") to the Acquired Fund, and (B) the assumption by the Acquiring Fund of the liabilities of the Acquired Fund that are both set forth on the Statements of Assets and Liabilities (as defined below) and also included in the calculation of net asset value ("NAV") on the closing date of the Reorganization (the "Closing Date") (collectively, the "Assumed Liabilities"), and (2) the distribution by the Acquired Fund, on or promptly after the Closing Date as provided herein, of the Acquiring Fund Shares to the shareholders of the Acquired Fund in liquidation and dissolution of the Acquired Fund, all upon the terms and conditions hereinafter set forth in this Agreement.

   WHEREAS, the Acquiring Trust and the AmSouth Trust are each registered investment companies classified as management companies of the open-end type.

   WHEREAS, the Acquiring Fund is authorized to issue shares of beneficial interest.

   WHEREAS, the Board of Trustees of the AmSouth Trust and the Board of Trustees of the Acquiring Trust have determined that the Reorganization is in the best interests of the Acquired Fund shareholders and the Acquiring Fund shareholders, respectively, and is not dilutive of the interests of those shareholders.

   NOW, THEREFORE, in consideration of the premises of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1. TRANSFER OF ASSETS OF THE ACQUIRED FUND IN EXCHANGE FOR THE ACQUIRING FUND SHARES AND ASSUMPTION OF THE ASSUMED LIABILITIES; LIQUIDATION AND TERMINATION OF THE ACQUIRED FUND.

   1.1 Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Acquired Fund will transfer all of its assets as set forth in Paragraph 1.2 (the "Acquired Assets") to the Acquiring Fund free and clear of all liens and encumbrances (other than those arising under the Securities Act of 1933, as amended (the "Securities Act"), liens for taxes not yet due and contractual restrictions on the transfer of the Acquired Assets) and the Acquiring Fund agrees in exchange therefor: (i) to issue to the Acquired Fund the number of Acquiring Fund Shares, including fractional Acquiring Fund Shares, of each class with an aggregate NAV equal to the NAV of the Acquired Fund attributable to the corresponding class of the Acquired Fund's shares, as determined in the manner set forth in Paragraphs 2.1 and 2.2; and (ii) to assume the Assumed Liabilities. Such transactions shall take place at the Closing (as defined in Paragraph 3.1 below).

   1.2 (a) The Acquired Assets shall consist of all of the Acquired Fund's property, including, without limitation, all portfolio securities and instruments, dividends and interest receivables, cash, goodwill, contractual rights and choses in action of the Acquired Fund or the AmSouth Trust in respect of the Acquired Fund, all other intangible property owned by the Acquired Fund, originals or copies of all books and records of the

Acquired Fund, and all other assets of the Acquired Fund on the Closing Date. The Acquiring Fund shall also be entitled to receive (or, to the extent agreed upon between the AmSouth Trust and the Acquiring Trust, be provided access to) copies of all records that the AmSouth Trust is required to maintain under the Investment Company Act of 1940, as amended (the "Investment Company Act"), and the rules of the Securities and Exchange Commission (the "Commission") thereunder to the extent such records pertain to the Acquired Fund.

   (b) The Acquired Fund has provided the Acquiring Fund with a list of all of the Acquired Fund's securities and other assets as of the date of execution of this Agreement, and the Acquiring Fund has provided the Acquired Fund with a copy of the current fundamental investment policies and restrictions and fair value procedures applicable to the Acquiring Fund. The Acquired Fund reserves the right to sell any of such securities or other assets before the Closing Date (except to the extent sales may be limited by representations of the Acquired Fund contained herein and made in connection with the issuance of the tax opinion provided for in Paragraph 8.5 hereof).

   1.3 The Acquired Fund will endeavor to discharge all of its known liabilities and obligations that are or will become due prior to the Closing.

   1.4 On or as soon after the Closing Date as is conveniently practicable (the "Liquidation Date"), the AmSouth Trust shall liquidate the Acquired Fund and distribute pro rata to its shareholders of record, determined as of the close of regular trading on the New York Stock Exchange on the Closing Date (the "Acquired Fund Shareholders"), the Acquiring Fund Shares received by the Acquired Fund pursuant to Paragraph 1.1 hereof. Each Acquired Fund Shareholder shall receive the number of Acquiring Fund Shares of the class corresponding to the class of shares of beneficial interest of the Acquired Fund (the "Acquired Fund Shares") held by such Acquired Fund Shareholder that have an aggregate NAV equal to the aggregate NAV of the Acquired Fund Shares held of record by such Acquired Fund Shareholder on the Closing Date. Such liquidation and distribution will be accomplished by the AmSouth Trust instructing the Acquiring Trust to transfer the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund established and maintained by the Acquiring Fund's transfer agent in the names of the Acquired Fund Shareholders and representing the respective pro rata number of the Acquiring Fund Shares due the Acquired Fund Shareholders. The AmSouth Trust shall promptly provide the Acquiring Trust with evidence of such liquidation and distribution. All issued and outstanding Acquired Fund Shares will simultaneously be cancelled on the books of the Acquired Fund, and the Acquired Fund will be dissolved. The Acquiring Fund shall not issue certificates representing the Acquiring Fund Shares in connection with such exchange.

   1.5 Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund's transfer agent. Any certificates representing ownership of Acquired Fund Shares that remain outstanding on the Closing Date shall be deemed to be cancelled and shall no longer evidence ownership of Acquired Fund Shares.

   1.6 Any transfer taxes payable upon issuance of Acquiring Fund Shares in a name other than the registered holder of the Acquired Fund Shares on the books of the Acquired Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

   1.7 Any reporting responsibility of the AmSouth Trust with respect to the Acquired Fund for taxable periods ending on or before the Closing Date, including, but not limited to, the responsibility for filing of regulatory reports, Tax Returns (as defined in Paragraph 4.1), or other documents with the Commission, any state securities commissions, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the AmSouth Trust.

2. VALUATION

   2.1 The NAV of the Acquiring Fund Shares and the NAV of the Acquired Fund shall, in each case, be determined as of the close of business (4:00 p.m., Boston time) on the Closing Date (the "Valuation Time"). The NAV of each Acquiring Fund Share shall be computed by Pioneer Investment Management, Inc. (the "Acquiring Fund Adviser") in the manner set forth in the Acquiring Fund's Declaration of Trust (the "Declaration"), or By-Laws, and the Acquiring Fund's then-current prospectus and statement of additional information. The NAV of the

Acquired Fund shall be computed by ASO Services Company, Inc. (the "Acquired Fund Administrator") by calculating the value of the Acquired Assets and by subtracting therefrom the amount of the liabilities of the Acquired Fund on the Closing Date included on the Statement of Assets and Liabilities of the Acquired Fund delivered pursuant to Paragraph 5.7 (the "Statement of Assets and Liabilities"), said assets and liabilities to be valued in the manner set forth in the Acquiring Fund's then current prospectus and statement of additional information. The Acquiring Fund Adviser shall confirm to the Acquiring Fund the NAV of the Acquired Fund.

   2.2 The number of Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Acquired Assets and the assumption of the Assumed Liabilities shall be determined by the Acquiring Fund Adviser by dividing the NAV of the Acquired Fund, as determined in accordance with Paragraph 2.1, by the NAV of each Acquiring Fund Share, as determined in accordance with Paragraph 2.1.

   2.3 The Acquiring Fund and the Acquired Fund shall cause the Acquiring Fund Adviser and the Acquired Fund Administrator, respectively, to deliver a copy of its valuation report to the other party at Closing. All computations of value shall be made by the Acquiring Fund Adviser and the Acquired Fund Administrator in accordance with its regular practice as pricing agent for the Acquiring Fund and the Acquired Fund, respectively.

3. CLOSING AND CLOSING DATE

   3.1 The Closing Date shall be [ ], 2005, or such later date as the parties may agree to in writing. All acts necessary to consummation the Reorganization (the "Closing") shall be deemed to take place simultaneously as of 5:00 p.m. (Eastern time) on the Closing Date unless otherwise provided. The Closing shall be held at the offices of Wilmer Cutler Pickering Hale and Dorr LLP, 60 State Street, Boston, Massachusetts, or at such other place as the parties may agree.

   3.2 Portfolio securities that are held other than in book-entry form in the name of AmSouth Bank (the "Acquired Fund Custodian") as record holder for the Acquired Fund shall be presented by the Acquired Fund to Brown Brothers Harriman & Co. (the "Acquiring Fund Custodian") for examination no later than three business days preceding the Closing Date. Such portfolio securities shall be delivered by the Acquired Fund to the Acquiring Fund Custodian for the account of the Acquiring Fund on the Closing Date, duly endorsed in proper form for transfer, in such condition as to constitute good delivery thereof in accordance with the custom of brokers, and shall be accompanied by all necessary federal and state stock transfer stamps or a check for the appropriate purchase price thereof. Portfolio securities held of record by the Acquired Fund Custodian in book-entry form on behalf of the Acquired Fund shall be delivered by the Acquired Fund Custodian through the Depository Trust Company to the Acquiring Fund Custodian and by the Acquiring Fund Custodian recording the beneficial ownership thereof by the Acquiring Fund on the Acquiring Fund Custodian's records. Any cash shall be delivered by the Acquired Fund Custodian transmitting immediately available funds by wire transfer to the Acquiring Fund Custodian the cash balances maintained by the Acquired Fund Custodian and the Acquiring Fund Custodian crediting such amount to the account of the Acquiring Fund.

   3.3 The Acquiring Fund Custodian shall deliver within one business day after the Closing a certificate of an authorized officer stating that: (a) the Acquired Assets have been delivered in proper form to the Acquiring Fund on the Closing Date, and (b) all necessary transfer taxes including all applicable federal and state stock transfer stamps, if any, have been paid, or provision for payment has been made in conjunction with the delivery of portfolio securities as part of the Acquired Assets.

   3.4 If on the Closing Date (a) the New York Stock Exchange is closed to trading or trading thereon shall be restricted or (b) trading or the reporting of trading on such exchange or elsewhere is disrupted so that accurate appraisal of the NAV of the Acquiring Fund Shares or the Acquired Fund pursuant to Paragraph 2.1 is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

   3.5 The Acquired Fund shall deliver at the Closing a list of the names, addresses, federal taxpayer identification numbers and backup withholding and nonresident alien withholding status and certificates of the Acquired Fund Shareholders and the number and percentage ownership of outstanding Acquired Fund Shares owned by each Acquired Fund Shareholder as of the Valuation Time, certified by the President or a Secretary of the

AmSouth Trust and its Treasurer, Secretary or other authorized officer (the "Shareholder List") as being an accurate record of the information (a) provided by the Acquired Fund Shareholders, (b) provided by the Acquired Fund Custodian, or (c) derived from the AmSouth Trust's records by such officers or one of the AmSouth Trust's service providers. The Acquiring Fund shall issue and deliver to the Acquired Fund a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date, or provide evidence satisfactory to the Acquired Fund that such Acquiring Fund Shares have been credited to the Acquired Fund's account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, stock certificates, receipts or other documents as such other party or its counsel may reasonably request.

4. REPRESENTATIONS AND WARRANTIES

   4.1 Except as set forth on a disclosure schedule previously provided by the AmSouth Trust to the Acquiring Trust (which disclosure schedule shall be organized by the sections of this Section 4.1 and any disclosure shall only modify the portions of this Section 4.1 expressly identified in such schedule), the AmSouth Trust, on behalf of the Acquired Fund, represents, warrants and covenants to the Acquiring Fund, which representations, warranties and covenants will be true and correct on the date hereof and on the Closing Date as though made on and as of the Closing Date, as follows:

      (a) The Acquired Fund is a series of the AmSouth Trust. The AmSouth Trust is a business trust validly existing and in good standing under the laws of the Commonwealth of Massachusetts and has the power to own all of its properties and assets and, subject to approval by the Acquired Fund's shareholders, to perform its obligations under this Agreement. The Acquired Fund is not required to qualify to do business in any jurisdiction in which it is not so qualified or where failure to qualify would subject it to any material liability or disability. Each of the AmSouth Trust and the Acquired Fund has all necessary federal, state and local authorizations to own all of its properties and assets and to carry on its business as now being conducted;

      (b) The AmSouth Trust is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the Investment Company Act is in full force and effect;

      (c) The AmSouth Trust is not in violation of, and the execution and delivery of this Agreement and the performance of its obligations under this Agreement in respect of the Acquired Fund will not result in a violation of, any provision of the AmSouth Trust's Trust Instrument or By-Laws or any material agreement, indenture, instrument, contract, lease or other undertaking with respect to the Acquired Fund to which the AmSouth Trust is a party or by which the Acquired Fund or any of its assets are bound;

      (d) No litigation or administrative proceeding or investigation of or before any court or governmental body is currently pending or to its knowledge threatened against the Acquired Fund or any of the Acquired Fund's properties or assets. The Acquired Fund knows of no facts which might form the basis for the institution of such proceedings. Neither the AmSouth Trust nor the Acquired Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially adversely affects the Acquired Fund's business or its ability to consummate the transactions contemplated herein or would be binding upon the Acquiring Fund as the successor to the Acquired Fund;

      (e) The Acquired Fund has no material contracts or other commitments (other than this Agreement or agreements for the purchase and sale of securities entered into in the ordinary course of business and consistent with its obligations under this Agreement) which will not be terminated at or prior to the Closing Date and no such termination will result in liability to the Acquired Fund (or the Acquiring Fund);

      (f) The statement of assets and liabilities of the Acquired Fund, and the related statements of operations and changes in net assets, as of and for the fiscal year ended July 31, 2004, have been audited by Ernst & Young LLP, independent registered public accounting firm, and are in accordance with generally accepted accounting principles ("GAAP") consistently applied and fairly reflect, in all material respects, the financial condition of the Acquired Fund as of such date and the results of its operations for the period then ended, and all known liabilities, whether actual or contingent, of the Acquired Fund as of the date thereof are disclosed therein. The Statement of Assets and Liabilities will be in accordance with GAAP consistently applied and will fairly reflect, in all material respects, the financial condition of the Acquired Fund as of such date and the results of its operations for the period then ended. Except for the Assumed Liabilities, the Acquired Fund will not have any known or contingent liabilities on the Closing Date. No significant deficiency, material weakness, fraud, significant change or other factor that could significantly affect the internal controls of the Acquired Fund has been disclosed or is required to be disclosed in the Acquired Fund's reports on Form N-CSR to enable the chief executive officer and chief financial officer or other officers of the Acquired Fund to make the certifications required by the Sarbanes-Oxley Act, and no deficiency, weakness, fraud, change, event or other factor exists that will be required to be disclosed in the Acquiring Fund's Form N-CSR after the Closing Date;

      (g) Since the most recent fiscal year end, except as specifically disclosed in the Acquired Fund's prospectus, its statement of additional information as in effect on the date of this Agreement, or its semi-annual report for the period ended January 31, 2005, there has not been any material adverse change in the Acquired Fund's financial condition, assets, liabilities, business or prospects, or any incurrence by the Acquired Fund of indebtedness, except for normal contractual obligations incurred in the ordinary course of business or in connection with the settlement of purchases and sales of portfolio securities. For the purposes of this subparagraph (g) (but not for any other purpose of this Agreement), a decline in NAV per Acquired Fund Share arising out of its normal investment operations or a decline in market values of securities in the Acquired Fund's portfolio or a decline in net assets of the Acquired Fund as a result of redemptions shall not constitute a material adverse change;

      (h) (A) For each taxable year of its operation since its inception, the Acquired Fund has met, and for the current taxable year it will meet, the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company. The Acquired Fund will qualify as such as of the Closing Date and will satisfy the diversification requirements of Section 851(b)(3) of the Code without regard to the last sentence of Section 851(d) of the Code. The Acquired Fund has not taken any action, caused any action to be taken or caused any action to fail to be taken which action or failure could cause the Acquired Fund to fail to qualify as a regulated investment company under the Code;

          (B) Within the times and in the manner prescribed by law, the Acquired Fund has properly filed on a timely basis all Tax Returns (as defined below) that it was required to file, and all such Tax Returns were complete and accurate in all respects. The Acquired Fund has not been informed by any jurisdiction that the jurisdiction believes that the Acquired Fund was required to file any Tax Return that was not filed; and the Acquired Fund does not know of any basis upon which a jurisdiction could assert such a position;

          (C) The Acquired Fund has timely paid, in the manner prescribed by law, all Taxes (as defined below), which were due and payable or which were claimed to be due;

          (D) All Tax Returns filed by the Acquired Fund constitute complete and accurate reports of the respective Tax liabilities and all attributes of the Acquired Fund or, in the case of information returns and payee statements, the amounts required to be reported, and accurately set forth all items required to be included or reflected in such returns;

          (E) The Acquired Fund has not waived or extended any applicable statute of limitations relating to the assessment or collection of Taxes;

          (F) The Acquired Fund has not been notified that any examinations of the Tax Returns of the Acquired Fund are currently in progress or threatened, and no deficiencies have been asserted or assessed against the Acquired Fund as a result of any audit by the Internal Revenue Service or any state, local or foreign taxing authority, and, to its knowledge, no such deficiency has been proposed or threatened;

          (G) The Acquired Fund has no actual or potential liability for any Tax obligation of any taxpayer other than itself. The Acquired Fund is not and has never been a member of a group of corporations with which it has filed (or been required to file) consolidated, combined or unitary Tax Returns. The Acquired Fund is not a party to any Tax allocation, sharing, or indemnification agreement;

          (H) The unpaid Taxes of the Acquired Fund for tax periods through the Closing Date do not exceed the accruals and reserves for Taxes (excluding accruals and reserves for deferred Taxes established to reflect timing differences between book and Tax income) set forth on the Statement of Assets and Liabilities, rather than in any notes thereto (the "Tax Reserves"). All Taxes that the Acquired Fund is or was required by law to withhold or collect have been duly withheld or collected and, to the extent required, have been timely paid to the proper governmental agency;

          (I) The Acquired Fund has delivered to the Acquiring Fund or made available to the Acquiring Fund complete and accurate copies of all Tax Returns of the Acquired Fund, together with all related examination reports and statements of deficiency for all periods not closed under the applicable statutes of limitations and complete and correct copies of all private letter rulings, revenue agent reports, information document requests, notices of proposed deficiencies, deficiency notices, protests, petitions, closing agreements, settlement agreements, pending ruling requests and any similar documents submitted by, received by or agreed to by or on behalf of the Acquired Fund. The Acquired Fund has disclosed on its federal income Tax Returns all positions taken therein that could give rise to a substantial understatement of federal income Tax within the meaning of Section 6662 of the Code;

          (J) The Acquired Fund has not undergone, has not agreed to undergo, and is not required to undergo (nor will it be required as a result of the transactions contemplated in this Agreement to undergo) a change in its method of accounting resulting in an adjustment to its taxable income pursuant to
Section 481 of the Code. The Acquired Fund will not be required to include any item of income in, or exclude any item of deduction from, taxable income for any taxable period (or portion thereof) ending after the Closing Date as a result of any (i) change in method of accounting for a taxable period ending on or prior to the Closing Date under Section 481(c) of the Code (or any corresponding or similar provision of state, local or foreign income Tax law); (ii) "closing agreement" as described in Section 7121 of the Code (or any corresponding or similar provision of state, local or foreign income Tax law) executed on or prior to the Closing Date; (iii) installment sale or open transaction disposition made on or prior to the Closing Date; or (iv) prepaid amount received on or prior to the Closing Date;

          (K) The Acquired Fund has not taken or agreed to take any action, and is not aware of any agreement, plan or other circumstance, that is inconsistent with the representations set forth in Annex B;

          (L) There are (and as of immediately following the Closing there will be) no liens on the assets of the Acquired Fund relating to or attributable to Taxes, except for Taxes not yet due and payable;

          (M) The Tax bases of the assets of the Acquired Fund are accurately reflected on the Acquired Fund's Tax books and records;

          (N) The Acquired Fund has not incurred (or been allocated) an "overall foreign loss" as defined in Section 904(f)(2) of the Code which has not been previously recaptured in full as provided in Sections 904(f)(2) and/or 904(f)(3) of the Code;

          (O) The Acquired Fund is not a party to a gain recognition agreement under Section 367 of the Code;

          (P) The Acquired Fund does not own any interest in an entity that is characterized as a partnership for income tax purposes;

          (Q) The Acquired Fund's Tax attributes are not limited under the Code (including but not limited to any capital loss carry forward limitations under Sections 382 or 383 of the Code and the Treasury Regulations thereunder) or comparable provisions of state law; and

          (R) For purposes of this Agreement, "Taxes" or "Tax" shall mean all taxes, charges, fees, levies or other similar assessments or liabilities, including without limitation income, gross receipts, ad valorem, premium, value-added, excise, real property, personal property, sales, use, transfer, withholding, employment, unemployment, insurance, social security, business license, business organization, environmental, workers compensation, payroll, profits, license, lease, service, service use, severance, stamp, occupation, windfall profits, customs, duties, franchise and other taxes imposed by the United States of America or any state, local or foreign government, or any agency thereof, or other political subdivision of the United States or any such government, and any interest, fines, penalties, assessments or additions to tax resulting from, attributable to or incurred in connection with any tax or any contest or dispute thereof; and "Tax Returns" shall mean all reports, returns, declarations, statements or other information required to be supplied to a governmental or regulatory authority or agency, or to any other person, in connection with Taxes and any associated schedules or work papers produced in connection with such items;

      (i) All issued and outstanding Acquired Fund Shares are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and nonassessable by the Acquired Fund. All of the issued and outstanding Acquired Fund Shares will, at the time of Closing, be held of record by the persons and in the amounts set forth in the Shareholder List submitted to the Acquiring Fund pursuant to Paragraph 3.5 hereof. The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquired Fund Shares, nor is there outstanding any security convertible into any Acquired Fund Shares;

      (j) At the Closing Date, the Acquired Fund will have good and marketable title to the Acquired Assets, and full right, power and authority to sell, assign, transfer and deliver the Acquired Assets to the Acquiring Fund, and, upon delivery and payment for the Acquired Assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, except such restrictions as might arise under the Securities Act;

      (k) The AmSouth Trust has the trust power and authority to enter into and perform its obligations under this Agreement. The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the AmSouth Trust's Board of Trustees, and, subject to the approval of the Acquired Fund's shareholders, assuming due authorization, execution and delivery by the Acquiring Fund, this Agreement will constitute a valid and binding obligation of the Acquired Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

      (l) The information to be furnished by the Acquired Fund to the Acquiring Fund for use in applications for orders, registration statements, proxy materials and other documents which may be necessary in connection with the transactions contemplated hereby and any information necessary to compute the total return of the Acquired Fund shall be accurate and complete and shall comply in all material respects with federal securities and other laws and regulations applicable thereto;

      (m) The information included in the proxy statement (the "Proxy Statement") forming part of the Acquiring Fund's Registration Statement on Form N-14 filed in connection with this Agreement (the "Registration Statement") that has been furnished in writing by the Acquired Fund to the Acquiring Fund for inclusion in the Registration Statement, on the effective date of that Registration Statement and on the Closing Date, will conform in all material respects to the applicable requirements of the Securities Act, the Securities Exchange Act of 1934, as amended (the "Exchange Act"), and the Investment Company Act and the rules and regulations of the Commission thereunder and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading;

      (n) Upon the effectiveness of the Registration Statement, no consent, approval, authorization or order of any court or governmental authority is required for the consummation by the AmSouth Trust or the Acquired Fund of the transactions contemplated by this Agreement;

      (o) All of the issued and outstanding Acquired Fund Shares have been offered for sale and sold in conformity with all applicable federal and state securities laws, except as may have been previously disclosed in writing to the Acquiring Fund;

      (p) The prospectus and statement of additional information of the Acquired Fund and any amendments or supplements thereto, furnished to the Acquiring Fund, did not as of their dates or the dates of their distribution to the public contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances in which such statements were made, not misleading;

      (q) The Acquired Fund currently complies in all material respects with, and since its organization has complied in all material respects with, the requirements of, and the rules and regulations under, the Investment Company Act, the Securities Act, the Exchange Act, state "Blue Sky" laws and all other applicable federal and state laws or regulations. The Acquired Fund currently complies in all material respects with, and since its organization has complied in all material respects with, all investment objectives, policies, guidelines and restrictions and any compliance procedures established by the AmSouth Trust with respect to the Acquired Fund. All advertising and sales material used by the Acquired Fund complies in all material respects with and has complied in all material respects with the applicable requirements of the Securities Act, the Investment Company Act, the rules and regulations of the Commission, and, to the extent applicable, the Conduct Rules of the National Association of Securities Dealers, Inc. (the "NASD") and any applicable state regulatory authority. All registration statements, prospectuses, reports, proxy materials or other filings required to be made or filed with the Commission, the NASD or any state securities authorities by the Acquired Fund have been duly filed and have been approved or declared effective, if such approval or declaration of effectiveness is required by law. Such registration statements, prospectuses, reports, proxy materials and other filings under the Securities Act, the Exchange Act and the Investment Company Act (i) are or were in compliance in all material respects with the requirements of all applicable statutes and the rules and regulations thereunder and (ii) do not or did not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances in which they were made, not false or misleading;

      (r) Neither the Acquired Fund nor, to the knowledge of the Acquired Fund, any "affiliated person" of the Acquired Fund has been convicted of any felony or misdemeanor, described in Section 9(a)(1) of the Investment Company Act, nor, to the knowledge of the Acquired Fund, has any affiliated person of the Acquired Fund been the subject, or presently is the subject, of any proceeding or investigation with respect to any disqualification that would be a basis for denial, suspension or revocation of registration as an investment adviser under
Section 203(e) of the Investment Advisers Act of 1940, as amended (the "Investment Advisers Act"), or Rule 206(4)-4(b) thereunder or of a broker-dealer under Section 15 of the Exchange Act, or for disqualification as an investment adviser, employee, officer or director of an investment company under Section 9 of the Investment Company Act; and

      (s) The tax representation certificate to be delivered by AmSouth Trust on behalf of the Acquired Fund to the Acquiring Trust and Wilmer Cutler Pickering Hale and Dorr LLP at the Closing pursuant to Paragraph 7.4 (the "Acquired Fund Tax Representation Certificate") will not on the Closing Date contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements therein not misleading.

   4.2 Except as set forth on a disclosure schedule previously provided by the Acquiring Trust to the AmSouth Trust (which disclosure schedule shall be organized by the sections of this Section 4.2 and any disclosure shall only modify the portions of this Section 4.2 expressly identified in such schedule), the Acquiring Trust, on behalf of the Acquiring Fund, represents, warrants and covenants to the Acquired Fund, which representations, warranties and covenants will be true and correct on the date hereof and on the Closing Date as though made on and as of the Closing Date, as follows:

      (a) The Acquiring Trust is a statutory trust duly organized, validly existing and in good standing under the laws of the State of Delaware. The Acquiring Trust has the power to own all of its properties and assets and to perform the obligations under this Agreement. The Acquiring Fund is not required to qualify to do business in any jurisdiction in which it is not so qualified or where failure to qualify would subject it to any material liability or disability. Each of the Acquiring Trust and the Acquiring Fund has all necessary federal, state and local authorizations to own all of its properties and assets and to carry on its business as now being conducted;

      (b) The Acquiring Trust is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the Investment Company Act is in full force and effect;

      (c) The Acquiring Fund's registration statement on Form N-1A that will be in effect on the Closing Date, and the prospectus and statement of additional information of the Acquiring Fund included therein, will conform in all material respects with the applicable requirements of the Securities Act and the Investment Company Act and the rules and regulations of the Commission thereunder, and did not as of the effective date thereof and will not as of the Closing Date contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances in which they were made, not misleading;

      (d) The Registration Statement, the Proxy Statement and statement of additional information with respect to the Acquiring Fund, and any amendments or supplements thereto in effect on or prior to the Closing Date included in the Registration Statement (other than written information furnished by the Acquired Fund for inclusion therein, as covered by the Acquired Fund's warranty in Paragraph 4.1(m) hereof) will conform in all material respects to the applicable requirements of the Securities Act and the Investment Company Act and the rules and regulations of the Commission thereunder. Neither the Registration Statement nor the Proxy Statement (other than written information furnished by the Acquired Fund for inclusion therein, as covered by the Acquired Fund's warranty in Paragraph 4.1(m) hereof) includes or will include any untrue statement of a material fact or omits to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

      (e) The Acquiring Trust is not in violation of, and the execution and delivery of this Agreement and performance of its obligations under this Agreement will not result in a violation of, any provisions of the Declaration of Trust or by-laws of the Acquiring Trust or any material agreement, indenture, instrument, contract, lease or other undertaking with respect to the Acquiring Fund to which the Acquiring Trust is a party or by which the Acquiring Fund or any of its assets is bound;

      (f) No litigation or administrative proceeding or investigation of or before any court or governmental body is currently pending or threatened against the Acquiring Fund or any of the Acquiring Fund's properties or assets. The Acquiring Fund knows of no facts which might form the basis for the institution of such proceedings. Neither the Acquiring Trust nor the Acquiring Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially adversely affects the Acquiring Fund's business or its ability to consummate the transactions contemplated herein;

      (g) The statement of assets and liabilities of the Acquiring Fund, and the related statements of income and changes in NAV, as of and for the fiscal year ended [ ] have been audited by Ernst & Young LLP, independent registered public accounting firm, and are in accordance with GAAP consistently applied and fairly reflect, in all material respects, the financial condition of the Acquiring Fund as of such date and the results of its operations for the period then ended, and all known liabilities, whether actual or contingent, of the Acquiring Fund as of the date thereof are disclosed therein;

      (h) (A) For each taxable year of its operation since its inception, the Acquiring Fund has met, and for the current taxable year it will meet, the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company and will qualify as such as of the Closing Date and will satisfy the diversification requirements of Section 851(b)(3) of the Code without regard to the last sentence of Section 851(d) of the Code. The Acquiring Fund has not taken any action, caused any action to be taken or caused any action to fail to be taken which action or failure could cause the Acquiring Fund to fail to qualify as a regulated investment company under the Code;

          (B) Within the times and in the manner prescribed by law, the Acquiring Fund has properly filed on a timely basis all Tax Returns that it was required to file, and all such Tax Returns were complete and accurate in all respects. The Acquiring Fund has not been informed by any jurisdiction that the jurisdiction believes that the Acquiring Fund was required to file any Tax Return that was not filed; and the Acquiring Fund does not know of any basis upon which a jurisdiction could assert such a position;

          (C) The Acquiring Fund has timely paid, in the manner prescribed by law, all Taxes that were due and payable or that were claimed to be due;

          (D) All Tax Returns filed by the Acquiring Fund constitute complete and accurate reports of the respective liabilities for Taxes and all attributes of the Acquiring Fund or, in the case of information returns and payee statements, the amounts required to be reported, and accurately set forth all items required to be included or reflected in such returns;

          (E) The Acquiring Fund has not waived or extended any applicable statute of limitations relating to the assessment or collection of Taxes;

          (F) The Acquiring Fund has not been notified that any examinations of the Tax Returns of the Acquiring Fund are currently in progress or threatened, and no deficiencies have been asserted or assessed against the Acquiring Fund as a result of any audit by the Internal Revenue Service or any state, local or foreign taxing authority, and, to its knowledge, no such deficiency has been proposed or threatened;

          (G) The Acquiring Fund has no actual or potential liability for any Tax obligation of any taxpayer other than itself. The Acquiring Fund is not and has never been a member of a group of corporations with which it has filed (or been required to file) consolidated, combined or unitary Tax Returns. The Acquiring Fund is not a party to any Tax allocation, sharing, or indemnification agreement;

          (H) The Acquiring Trust has delivered to AmSouth Trust or made available to AmSouth Trust complete and accurate copies of all Tax Returns of the Acquiring Fund, together with all related examination reports and statements of deficiency for all periods not closed under the applicable statutes of limitations and complete and correct copies of all private letter rulings, revenue agent reports, information document requests, notices of proposed deficiencies, deficiency notices, protests, petitions, closing agreements, settlement agreements, pending ruling requests and any similar documents submitted by, received by or agreed to by or on behalf of the Acquiring Fund. The Acquiring Fund has disclosed on its federal income Tax Returns all positions taken therein that could give rise to a substantial understatement of federal income Tax within the meaning of Section 6662 of the Code;

          (I) The Acquiring Fund has not undergone, has not agreed to undergo, and is not required to undergo (nor will it be required as a result of the transactions contemplated in this Agreement to undergo) a change in its method of accounting resulting in an adjustment to its taxable income pursuant to
Section 481 of the Code. The Acquiring Fund will not be required to include any item of income in, or exclude any item of deduction from, taxable income for any taxable period (or portion thereof) ending after the Closing Date as a result of any (i) change in method of accounting for a taxable period ending on or prior to the Closing Date under Section 481(c) of the Code (or any corresponding or similar provision of state, local or foreign income Tax law); (ii) "closing agreement" as described in Section 7121 of the Code (or any corresponding or similar provision of state, local or foreign income Tax law) executed on or prior to the Closing Date; (iii) installment sale or open transaction disposition made on or prior to the Closing Date; or (iv) prepaid amount received on or prior to the Closing Date;

          (J) The Acquiring Fund has not taken or agreed to take any action, and is not aware of any agreement, plan or other circumstance, that is inconsistent with the representations set forth in Annex A;

          (K) The Acquiring Fund has not incurred (or been allocated) an "overall foreign loss" as defined in Section 904(f)(2) of the Code which has not been previously recaptured in full as provided in Sections 904(f)(2) and/or 904(f)(3) of the Code;

          (L) The Acquiring Fund is not a party to a gain recognition agreement under Section 367 of the Code;

          (M) The Acquiring Fund's Tax attributes are not limited under the Code (including but not limited to any capital loss carry forward limitations under Sections 382 or 383 of the Code and the Treasury Regulations thereunder) or comparable provisions of state law, except as set forth on Schedule 4.2;

      (i) The authorized capital of the Acquiring Fund consists of an unlimited number of shares of beneficial interest, no par value per share. As of the Closing Date, the Acquiring Fund will be authorized to issue an unlimited number of shares of beneficial interest, no par value per share. The Acquiring Fund Shares to be issued and delivered to the Acquired Fund for the account of the Acquired Fund Shareholders pursuant to the terms of this Agreement will have been duly authorized on the Closing Date and, when so issued and delivered, will be duly and validly issued, fully paid and non-assessable. The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Fund shares, nor is there outstanding any security convertible into any Acquiring Fund shares;

      (j) The Acquiring Trust has the trust power and authority to enter into and perform its obligations under this Agreement. The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquiring Trust's Board of Trustees, and, assuming due authorization, execution and delivery by the Acquired Fund, this Agreement will constitute a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

      (k) The information to be furnished in writing by the Acquiring Fund or the Acquiring Fund Adviser for use in applications for orders, registration statements, proxy materials and other documents which may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto or the requirements of any form for which its use is intended, and shall not contain any untrue statement of a material fact or omit to state a material fact necessary to make the information provided not misleading;

      (l) No consent, approval, authorization or order of or filing with any court or governmental authority is required for the execution of this Agreement or the consummation of the transactions contemplated by the Agreement by the Acquiring Fund, except for the registration of the Acquiring Fund Shares under the Securities Act and the Investment Company Act;

      (m) Neither the Acquiring Fund nor, to the knowledge of the Acquiring Fund, any "affiliated person" of the Acquiring Fund has been convicted of any felony or misdemeanor, described in Section 9(a)(1) of the Investment Company Act, nor, to the knowledge of the Acquiring Fund, has any affiliated person of the Acquiring Fund been the subject, or presently is the subject, of any proceeding or investigation with respect to any disqualification that would be a basis for denial, suspension or revocation of registration as an investment adviser under Section 203(e) of the Investment Advisers Act or Rule 206(4)-4(b) thereunder or of a broker-dealer under Section 15 of the Exchange Act, or for disqualification as an investment adviser, employee, officer or director of an investment company under Section 9 of the Investment Company Act; and

      (n) Since the most recent fiscal year end, except as specifically disclosed in the Acquiring Fund's prospectus, its statement of additional information as in effect on the date of this Agreement, or its semi-annual report for the period ended January 31, 2005, there has not been any material adverse change in the Acquiring Fund's financial condition, assets, liabilities, business or prospects, or any incurrence by the Acquiring Fund of indebtedness, except for normal contractual obligations incurred in the ordinary course of business or in connection with the settlement of purchases and sales of portfolio securities. For the purposes of this subparagraph (n) (but not for any other purpose of this Agreement), a decline in NAV per Acquiring Fund Share arising out of its normal investment operations or a decline in market values of securities in the Acquiring Fund's portfolio or a decline in net assets of the Acquiring Fund as a result of redemptions shall not constitute a material adverse change;

      (o) The tax representation certificate to be delivered by the Acquiring Trust on behalf of the Acquiring Fund to the AmSouth Trust and Wilmer Cutler Pickering Hale and Dorr LLP at Closing pursuant to Section 6.3 (the "Acquiring Fund Tax Representation Certificate") will not on the Closing Date contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements therein not misleading.

5. COVENANTS OF THE FUNDS

   5.1 The Acquired Fund will operate the Acquired Fund's business in the ordinary course of business between the date hereof and the Closing Date. It is understood that such ordinary course of business will include the declaration and payment of customary dividends and other distributions and any other dividends and other distributions necessary or advisable (except to the extent dividends or other distributions that are not customary may be limited by representations made in connection with the issuance of the tax opinion described in Paragraph 8.5 hereof), in each case payable either in cash or in additional shares.

   5.2 The AmSouth Trust will call a special meeting of the Acquired Fund's shareholders to consider approval of this Agreement and act upon the matters set forth in the Proxy Statement.

   5.3 The Acquiring Fund will prepare the notice of meeting, form of proxy and Proxy Statement (collectively, "Proxy Materials") to be used in connection with such meeting, and will promptly prepare and file with the Commission the Registration Statement. The AmSouth Trust will provide the Acquiring Fund with information reasonably requested for the preparation of the Registration Statement in compliance with the Securities Act, the Exchange Act, and the Investment Company Act.

   5.4 The Acquired Fund covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired by the Acquired Fund for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement.

   5.5 The Acquired Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requires concerning the beneficial ownership of the Acquired Fund Shares.

   5.6 Subject to the provisions of this Agreement, each Fund will take, or cause to be taken, all actions, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate the transactions contemplated by this Agreement.

   5.7 The Acquired Fund shall furnish to the Acquiring Fund on the Closing Date a Statement of Assets and Liabilities of the Acquired Fund as of the Closing Date setting forth the NAV (as computed pursuant to Paragraph 2.1) of the Acquired Fund as of the Valuation Time, which statement shall be prepared in accordance with GAAP consistently applied and certified by the AmSouth Trust's Treasurer or Assistant Treasurer. As promptly as practicable, but in any case within 30 days after the Closing Date, the AmSouth Trust shall furnish to the Acquiring Trust, in such form as is reasonably satisfactory to the Acquiring Trust, a statement of the earnings and profits of the Acquired Fund for federal income tax purposes, and of any capital loss carryovers and other items that will be carried over to the Acquiring Fund under the Code, and which statement will be certified by the Treasurer of the AmSouth Trust.

   5.8 Neither Fund shall take any action that is inconsistent with the representations set forth in, with respect to the Acquired Fund, the Acquired Fund Tax Representation Certificate and, with respect to the Acquiring Fund, the Acquiring Fund Tax Representation Certificate.

   5.9 From and after the date of this Agreement and until the Closing Date, each of the Funds and the AmSouth Trust and the Acquiring Trust shall use its commercially reasonable efforts to cause the Reorganization to qualify, and will not knowingly take any action, cause any action to be taken, fail to take any action or cause any action to fail to be taken, which action or failure to act could prevent the Reorganization from qualifying, as a reorganization under the provisions of Section 368(a) of the Code. The parties hereby adopt this Agreement as a "plan of reorganization" within the meaning of Sections 1.368-2(g) and 1.368-3(a) of the income tax regulations promulgated under the Code. Unless otherwise required pursuant to a "determination" within the meaning of Section 1313(a) of the Code, the parties hereto shall treat and report the transactions contemplated hereby as a reorganization within the meaning of Section [368(a)(1)(C)/(D)] of the Code and shall not take any position inconsistent with such treatment.

   5.10 From and after the date of this Agreement and through the time of the Closing, each Fund shall use its commercially reasonable efforts to cause it to qualify, and will not knowingly take any action, cause any action to be taken, fail to take any action or cause any action to fail to be taken, which action or failure to act could prevent it from qualifying as a regulated investment company under the provisions of Subchapter M of the Code.

   5.11 Each Fund shall prepare, or cause to be prepared, all of its Tax Returns for taxable periods that end on or before the Closing Date and shall timely file, or cause to be timely filed, all such Tax Returns. Each Fund shall make any payments of Taxes required to be made by it with respect to any such Tax Returns.

6. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND

   The obligations of the Acquired Fund to complete the transactions provided for herein shall be, at its election, subject to the performance by the Acquiring Fund of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions, unless waived by the Acquired Fund in writing:

   6.1 All representations and warranties by the Acquiring Trust on behalf of the Acquiring Fund contained in this Agreement shall be true and correct as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date;

   6.2 The Acquiring Trust shall have delivered to the AmSouth Trust on the Closing Date a certificate of the Acquiring Trust on behalf of the Acquiring Fund executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the AmSouth Trust and dated as of the Closing Date, to the effect that the representations and warranties of the Acquiring Trust made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, that each of the conditions to Closing in this
Article 6 have been met, and as to such other matters as the AmSouth Trust shall reasonably request;

   6.3 The Acquiring Trust on behalf of the Acquiring Fund shall have delivered to the AmSouth Trust and Wilmer Cutler Pickering Hale and Dorr LLP an Acquiring Fund Tax Representation Certificate, satisfactory to the AmSouth Trust and Wilmer Cutler Pickering Hale and Dorr LLP, substantially in the form attached to this Agreement as Annex A, concerning certain tax-related matters with respect to the Acquiring Fund;

   6.4 With respect to the Acquiring Fund, the Board of Trustees of the Acquiring Trust shall have determined that the Reorganization is in the best interests of the Acquiring Fund and, based upon such determination, shall have approved this Agreement and the transactions contemplated hereby; and

   6.5 The AmSouth Trust shall have received at the Closing a favorable opinion as to the due authorization of this Agreement by the Acquiring Trust and related matters of Wilmer Cutler Pickering Hale and Dorr LLP, dated as of the Closing Date, in a form reasonably satisfactory to the AmSouth Trust.

7. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

   The obligations of the Acquiring Fund to complete the transactions provided for herein shall be, at its election, subject to the performance by the Acquired Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following further conditions, unless waived by the Acquiring Fund in writing:

   7.1 All representations and warranties of the AmSouth Trust on behalf of the Acquired Fund contained in this Agreement shall be true and correct as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date;

   7.2 The AmSouth Trust shall have delivered to the Acquiring Fund the Statement of Assets and Liabilities of the Acquired Fund pursuant to Paragraph 5.7, together with a list of its portfolio securities showing the federal income tax bases and holding periods of such securities, as of the Closing Date, certified by the AmSouth Trust's Treasurer or Assistant Treasurer;

   7.3 The AmSouth Trust shall have delivered to the Acquiring Trust on the Closing Date a certificate of the AmSouth Trust on behalf of the Acquired Fund executed in its name by its President or Vice President and a Treasurer or Assistant Treasurer, in form and substance reasonably satisfactory to the Acquiring Trust and dated as of the Closing Date, to the effect that the representations and warranties of the AmSouth Trust contained in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, that each of the conditions to Closing in this Article 7 have been met, and as to such other matters as the Acquiring Trust shall reasonably request;

   7.4 The AmSouth Trust on behalf of the Acquired Fund shall have delivered to the Acquiring Trust and Wilmer Cutler Pickering Hale and Dorr LLP an Acquired Fund Tax Representation Certificate, satisfactory to the Acquiring Trust and Wilmer Cutler Pickering Hale and Dorr LLP, substantially in the form attached to this Agreement as Annex B, concerning certain tax-related matters with respect to the Acquired Fund;

   7.5 The Acquiring Trust shall have received at the Closing a favorable opinion as to the due authorization of this Agreement by the AmSouth Trust and related matters of Kirkpatrick & Lockhart Nicholson Graham LLP, dated as of the Closing Date, in a form reasonably satisfactory to the Acquiring Trust; and

   7.6 With respect to the Acquired Fund, the Board of Trustees of the AmSouth Trust shall have determined that the Reorganization is in the best interests of the Acquired Fund and, based upon such determination, shall have approved this Agreement and the transactions contemplated hereby.

8. FURTHER CONDITIONS PRECEDENT

   If any of the conditions set forth below does not exist on or before the Closing Date with respect to either party hereto, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

   8.1 This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the Acquired Fund's shareholders in accordance with the provisions of the AmSouth Trust's Trust Instrument and By-Laws, and certified copies of the resolutions evidencing such approval by the Acquired Fund's shareholders shall have been delivered by the Acquired Fund to the Acquiring Fund. Notwithstanding anything herein to the contrary, neither party hereto may waive the conditions set forth in this Paragraph 8.1;

   8.2 On the Closing Date, no action, suit or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

   8.3 All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities (including those of the Commission and of state Blue Sky and securities authorities) deemed necessary by either party hereto to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of either party hereto, provided that either party may waive any such conditions for itself;

   8.4 The Acquiring Trust's Registration Statement on Form N-14 shall have become effective under the Securities Act and no stop orders suspending the effectiveness of such Registration Statement shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the Securities Act;

   8.5 The parties shall have received an opinion of Wilmer Cutler Pickering Hale and Dorr LLP, satisfactory to the AmSouth Trust and the Acquiring Trust and subject to customary assumptions and qualifications, substantially to the effect that for federal income tax purposes the acquisition by the Acquiring Fund of the Acquired Assets solely in exchange for the issuance of Acquiring Fund Shares to the Acquired Fund and the assumption of the Assumed Liabilities by the Acquiring Fund, followed by the distribution by the Acquired Fund, in liquidation of the Acquired Fund, of Acquiring Fund Shares to the Acquired Fund Shareholders in exchange for their Acquired Fund

Shares and the termination of the Acquired Fund, will constitute a "reorganization" within the meaning of Section 368(a) of the Code; and

   8.6 The Acquired Fund shall have distributed to its shareholders, in a distribution or distributions qualifying for the deduction for dividends paid under Section 561 of the Code, all of its investment company taxable income (as defined in Section 852(b)(2) of the Code determined without regard to Section 852(b)(2)(D) of the Code) for its taxable year ending on the Closing Date, all of the excess of (i) its interest income excludable from gross income under
Section 103(a) of the Code over (ii) its deductions disallowed under Sections 265 and 171(a)(2) of the Code for its taxable year ending on the Closing Date, and all of its net capital gain (as such term is used in Sections 852(b)(3)(A) and (C) of the Code), after reduction by any available capital loss carryforward, for its taxable year ending on the Closing Date.

9. BROKERAGE FEES AND EXPENSES

   9.1 Each party hereto represents and warrants to the other party hereto that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

   9.2 The parties have been informed by AmSouth Asset Management Inc. ("AAMI") and the Acquiring Fund Adviser -- and the parties have entered into this Agreement in reliance on such information -- that such non-parties will pay (with each of AAMI and the Acquiring Fund Adviser being responsible for 50% of such amounts) all proxy statement and solicitation costs of the Funds associated with the Reorganization including, but not limited to, the expenses associated with the preparation, printing and mailing of any and all shareholder notices, communications, proxy statements, and necessary filings with the SEC or any other governmental authority in connection with the transactions contemplated by this Agreement and the fees and expenses of any proxy solicitation firm retained in connection with the Reorganization. Except for the foregoing, the AAMI shall bear the expenses of the Acquired Fund in connection with the transactions contemplated by this Agreement.

10. ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

   10.1 The Acquiring Trust and the AmSouth Trust each agrees that neither party has made any representation, warranty or covenant not set forth herein or referred to in Paragraphs 4.1 or 4.2 hereof and that this Agreement constitutes the entire agreement between the parties.

   10.2 The representations and warranties contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder.

11. TERMINATION

   11.1 This Agreement may be terminated by the mutual agreement of the Acquiring Trust and the AmSouth Trust. In addition, either party may at its option terminate this Agreement at or prior to the Closing Date:

      (a) because of a material breach by the other of any representation, warranty, covenant or agreement contained herein to be performed at or prior to the Closing Date;

      (b) because of a condition herein expressed to be precedent to the obligations of the terminating party which has not been met and which reasonably appears will not or cannot be met;

      (c) by resolution of the Acquiring Trust's Board of Trustees if circumstances should develop that, in the good faith opinion of such Board, make proceeding with the Agreement not in the best interests of the Acquiring Fund's shareholders;

      (d) by resolution of the AmSouth Trust's Board of Trustees if circumstances should develop that, in the good faith opinion of such Board, make proceeding with the Agreement not in the best interests of the Acquired Fund's shareholders; or

      (e) if the transactions contemplated by this Agreement shall not have occurred on or prior to December 31, 2005 or such other date as the parties may mutually agree upon in writing.

   11.2 In the event of any such termination, there shall be no liability for damages on the part of the Acquiring Fund, the Acquiring Trust, the AmSouth Trust or the Acquired Fund, or the trustees or officers of the AmSouth Trust, or the Acquiring Trust, but, subject to Paragraph 9.2, each party shall bear the expenses incurred by it incidental to the preparation and carrying out of this Agreement.

12. AMENDMENTS

   This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the AmSouth Trust and the Acquiring Trust; provided, however, that following the meeting of the Acquired Fund's shareholders called by the AmSouth Trust pursuant to Paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions regarding the method for determining the number of Acquiring Fund Shares to be received by the Acquired Fund Shareholders under this Agreement to their detriment without their further approval; provided that nothing contained in this Section 12 shall be construed to prohibit the parties from amending this Agreement to change the Closing Date.

13. NOTICES

   Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by prepaid telegraph, telecopy or certified mail addressed to the Acquired Fund, c/o AmSouth Asset Management Inc., 3435 Stelzer Road, Columbus, Ohio 43219,
Attention: [ ], with copies to Kirkpatrick & Lockhart Nicholson Graham LLP, 1800 Massachusetts Avenue, N.W., Washington, DC, 20036-1221, Attention: Clifford J. Alexander, and to the Acquiring Fund, c/o Pioneer Investment Management, Inc., 60 State Street, Boston, Massachusetts 02109, Attention: Dorothy E. Bourassa, Esq., with copies to Wilmer Cutler Pickering Hale and Dorr LLP, 60 State Street, Boston, Massachusetts 02109, Attention: David C. Phelan.

14. HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT

   14.1 The article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

   14.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

   14.3 This Agreement shall be governed by and construed in accordance with the internal laws of the State of Delaware, without giving effect to conflict of laws principles (other than Delaware Code Title 6 ss. 2708); provided that, in the case of any conflict between those laws and the federal securities laws, the latter shall govern.

   14.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by either party without the prior written consent of the other party hereto. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, or other entity, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

   14.5 It is expressly agreed that the obligations of the Acquiring Trust and the AmSouth Trust shall not be binding upon any of their respective trustees, shareholders, nominees, officers, agents or employees personally, but bind only to the property of the Acquiring Fund or the Acquired Fund, as the case may be, as provided in the trust instruments of the Acquiring Trust and the Instrument of Trust of the AmSouth Trust, respectively. The execution and delivery of this Agreement have been authorized by the trustees of the Acquiring Trust and of the AmSouth Trust and this Agreement has been executed by authorized officers of the Acquiring Trust and the AmSouth Trust, acting as such, and neither such authorization by such trustees nor such execution and delivery by such officers shall be deemed to have been made by any of them individually or to imposed any liability on any of them personally, but shall bind only the property of the Acquiring Fund and the Acquired Fund, as the case may be, as provided in the trust instruments of the Acquiring Trust and the Instrument of Trust of the AmSouth Trust, respectively.

                                    * * * * *

   IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed as of the date first set forth above by its President or Vice President and attested by its Secretary or Assistant Secretary.

Attest:                                 AMSOUTH FUNDS
                                        on behalf of AMSOUTH [   ] FUND

By: ____________________________        By: _______________________________
Name:                                   Name:
Title: [Assistant] Secretary            Title: [Vice] President

Attest:                                 PIONEER [        ] FUND
                                        on behalf of PIONEER [   ] FUND

By: ____________________________        By: _______________________________
Name: Christopher J. Kelley             Name: Osbert M. Hood
Title: Assistant Secretary              Title: Executive Vice President

Annex A

                        TAX REPRESENTATION CERTIFICATE OF

                                PIONEER [ ] FUND
                          ON BEHALF OF PIONEER [ ] FUND

   This certificate is being delivered in connection with the transactions to be effected pursuant to the Agreement and Plan of Reorganization made as of [ ], 2005 between Pioneer [ ] Fund, a Delaware statutory trust ("Acquiring Trust"), on behalf of its sole series Pioneer [ ] Fund ("Acquiring Fund"), and AmSouth Funds, a Massachusetts business trust, on behalf of its series AmSouth [ ] Fund ("Acquired Fund") (the "Agreement"). Pursuant to the Agreement, Acquiring Fund will acquire all of the assets of Acquired Fund in exchange solely for (i) the assumption by Acquiring Fund of the Assumed Liabilities of Acquired Fund and
(ii) the issuance of shares of beneficial interest of Acquiring Fund (the "Acquiring Fund Shares") to Acquired Fund, followed by the distribution by Acquired Fund, in liquidation of Acquired Fund, of the Acquiring Fund Shares to the shareholders of Acquired Fund and the termination of Acquired Fund (the foregoing together constituting the "transaction").

   The undersigned officer of Acquiring Trust, after consulting with its counsel, auditors and tax advisers regarding the meaning of and factual support for the following representations on behalf of Acquiring Fund, hereby certifies and represents that the following statements are true, complete and correct and will be true, complete and correct on the date of the transaction and thereafter as relevant. Unless otherwise indicated, all capitalized terms used but not defined herein shall have the meanings ascribed to them in the Agreement.

   1. Acquiring Fund is a series of Acquiring Trust, a statutory trust organized under the laws of the State of Delaware, and Acquiring Fund is, and has been at all times, treated as a corporation for federal tax purposes.

   2. Neither Acquiring Fund nor any person "related" to Acquiring Fund (as defined in Treasury Regulation Section 1.368-1(e)(3)), nor any partnership of which Acquiring Fund or any such related person is a partner, has any plan or intention to redeem or otherwise acquire any of the Acquiring Fund Shares received by shareholders of Acquired Fund in the transaction except in the ordinary course of Acquiring Fund's business in connection with its legal obligation under Section 22(e) of the Investment Company Act of 1940, as amended (the "1940 Act"), as a series of a registered open-end investment company to redeem its own shares.

   3. After the transaction, Acquiring Fund will continue the historic business (as defined in Treasury Regulation Section 1.368-1(d)(2)) of Acquired Fund or will use a significant portion of the historic business assets (as defined in Treasury Regulation Section 1.368-1(d)(3)) acquired from Acquired Fund in a business.

   4. Acquiring Fund has no plan or intention to sell or otherwise dispose of any assets of Acquired Fund acquired in the transaction, except for dispositions made in the ordinary course of its business or to maintain its qualification as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code").

   5. Any expenses of Acquired Fund incurred in connection with the transaction which are paid or assumed by Acquiring Fund will be expenses of Acquired Fund solely and directly related to the transaction in accordance with Rev. Rul. 73-54, 1973-1 C.B. 187. Acquiring Fund will not pay or assume the expenses, if any, incurred by any Acquired Fund Shareholders in connection with the transaction.

   6. There is no, and never has been any, indebtedness between Acquiring Fund and Acquired Fund.

   7. Acquiring Fund has properly elected to be a regulated investment company under Subchapter M of the Code, has qualified for the special tax treatment afforded regulated investment companies under the Code for each taxable year since inception and qualifies for such treatment as of the time of the Closing.

   8. Acquiring Fund meets the requirements of an "investment company" in
Section 368(a)(2)(F) of the Code.

   9. Acquiring Fund is not under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code.

   10. Acquiring Fund does not now own and has never owned, directly or indirectly, any shares of Acquired Fund.

   11. As of the date of the transaction, the fair market value of the Acquiring Fund Shares issued to Acquired Fund will be approximately equal to the fair market value of the Acquired Assets minus the Assumed Liabilities. Acquiring Fund will not furnish any consideration in connection with the acquisition of the Acquired Assets other than the assumption of the Assumed Liabilities and the issuance of such Acquiring Fund Shares.

   12. Acquired Fund Shareholders will [not] be in control (within the meaning of Sections 368(a)(2)(H)(i) and 304(c)(1) of the Code) of Acquiring Fund after the transaction.

   13. The transaction is being undertaken for valid and substantial business purposes, including facilitating Acquired Fund's becoming a member of the Pioneer family of mutual funds, which, in the long term, is intended to result in lower expenses and increased assets.

   14. No Acquired Fund shareholder is acting as agent for Acquiring Fund in connection with the transaction or approval thereof. Acquiring Fund will not reimburse any Acquired Fund shareholder for Acquired Fund Shares such shareholder may have purchased or for other obligations such shareholder may have incurred.

   15. Acquiring Fund has no outstanding warrants, options, convertible securities or any other type of right pursuant to which any person could acquire stock in Acquiring Fund.

                                    * * * * *

   The undersigned officer of Acquiring Trust is authorized to make all of the representations set forth herein, and the undersigned is authorized to execute this certificate on behalf of Acquiring Fund. The undersigned recognizes that Wilmer Cutler Pickering Hale and Dorr LLP will rely upon the foregoing representations in evaluating the United States federal income tax consequences of the transaction and rendering its opinion pursuant to Section 8.5 of the Agreement. If, prior to the date of the transaction, any of the representations set forth herein ceases to be accurate, the undersigned agrees to deliver immediately to Wilmer Cutler Pickering Hale and Dorr LLP a written notice to that effect.

                                         PIONEER [     ] FUND
                                         on behalf of PIONEER [    ] FUND


                                         By:    _______________________________

                                         Name:  _______________________________

                                         Title: _______________________________
Dated: _________, 2005

Annex B

                        TAX REPRESENTATION CERTIFICATE OF

                                  AMSOUTH FUNDS
                          ON BEHALF OF AMSOUTH [ ] FUND

   This certificate is being delivered in connection with the transactions to be effected pursuant to the Agreement and Plan of Reorganization made as of [ ], 2005 between Pioneer [ ] Fund, a Delaware statutory trust, on behalf of its series Pioneer [ ] Fund ("Acquiring Fund"), and AmSouth Funds, a Massachusetts business trust ("AmSouth Trust"), on behalf of its series AmSouth [ ] Fund ("Acquired Fund") (the "Agreement"). Pursuant to the Agreement, Acquiring Fund will acquire all of the assets of Acquired Fund in exchange solely for (i) the assumption by Acquiring Fund of the Assumed Liabilities of Acquired Fund and
(ii) the issuance of shares of beneficial interest of Acquiring Fund (the "Acquiring Fund Shares") to Acquired Fund, followed by the distribution by Acquired Fund, in liquidation of Acquired Fund, of the Acquiring Fund Shares to the shareholders of Acquired Fund and the termination of Acquired Fund (the foregoing together constituting the "transaction").

   The undersigned officer of AmSouth Trust, after consulting with its counsel, auditors and tax advisers regarding the meaning of and factual support for the following representations, on behalf of Acquired Fund, hereby certifies and represents that the following statements are true, complete and correct and will be true, complete and correct on the date of the transaction and thereafter as relevant. Unless otherwise indicated, all capitalized terms used but not defined herein shall have the meanings ascribed to them in the Agreement.

   1. Acquired Fund is a series of AmSouth Funds, a business trust organized under the laws of the Commonwealth of Massachusetts, and Acquired Fund is, and has been at all times, treated as a separate corporation for federal tax purposes.

   2. As of the date of the transaction, the fair market value of the Acquiring Fund Shares received by each shareholder that holds shares of Acquired Fund (the "Acquired Fund Shares") will be approximately equal to the fair market value of the Acquired Fund Shares with respect to which such Acquiring Fund Shares are received, and the aggregate consideration received by Acquired Fund shareholders in exchange for their Acquired Fund Shares will be approximately equal to the fair market value of all of the outstanding Acquired Fund Shares immediately prior to the transaction. No property other than Acquiring Fund Shares will be distributed to shareholders of Acquired Fund in exchange for their Acquired Fund Shares, nor will any such shareholder receive cash or other property as part of the transaction.

   3. Neither Acquired Fund nor any person "related" to Acquired Fund (as defined in Treasury Regulation Section 1.368-1(e)(3)), nor any partnership in which Acquired Fund or any such related person is a partner, has redeemed, acquired or otherwise made any distributions with respect to any shares of Acquired Fund as part of the transaction, or otherwise pursuant to a plan of which the transaction is a part, other than redemptions and distributions made in the ordinary course of Acquired Fund's business as a series of an open-end investment company. To the best knowledge of management of Acquired Fund, there is no plan or intention on the part of the shareholders of Acquired Fund to engage in any transaction with Acquired Fund, Acquiring Fund, or any person treated as related to Acquired Fund or Acquiring Fund under Treasury Regulation
Section 1.368-1(e)(3) or any partnership in which Acquired Fund, Acquiring Fund, or any person treated as related to Acquired Fund or Acquiring Fund under Treasury Regulation Section 1.368-1(e)(3) is a partner involving the sale, redemption or exchange of any of the Acquired Fund Shares or any of the Acquiring Fund Shares to be received in the transaction, as the case may be, other than in the ordinary course of Acquired Fund's business as a series of an open-end investment company.

   4. Pursuant to the transaction, Acquired Fund will transfer to Acquiring Fund, and Acquiring Fund will acquire, at least 90% of the fair market value of the net assets, and at least 70% of the fair market value of the gross assets, Acquired Fund held immediately before the transaction. For the purposes of the foregoing, any amounts Acquired Fund uses to pay its transaction expenses and to make redemptions and distributions immediately before the transaction (except
(a) redemptions in the ordinary course of its business required by section 22(e) of the

Investment Company Act and (b) regular, normal dividend distributions made to conform to its policy of distributing all or substantially all of its income and gains to avoid the obligation to pay federal income tax and/or the excise tax under Section 4982 of the Code) will be included as assets it held immediately before the transaction.

   5. As of the date of the transaction, the fair market value of the Acquiring Fund Shares issued to Acquired Fund will be approximately equal to the fair market value of the Acquired Assets minus the Assumed Liabilities. Acquired Fund will not receive any consideration from Acquiring Fund in connection with the acquisition of the Acquired Assets other than the assumption of the Assumed Liabilities and the issuance of such Acquiring Fund Shares.

   6. The Assumed Liabilities assumed by Acquiring Fund plus the Assumed Liabilities, if any, to which the transferred assets are subject were incurred by Acquired Fund in the ordinary course of its business. Acquired Fund is not aware of any liabilities of any kind other than the Assumed Liabilities.

   7. As of the Closing Date, the adjusted basis and fair market value of the Acquired Assets will equal or exceed the Assumed Liabilities assumed for purposes of Section 357(d) of the Code.

   8. Acquired Fund currently conducts its historic business within the meaning of Treasury Regulation Section 1.368-1(d)(2), which provides that, in general, a corporation's historic business is the business it has conducted most recently, but does not include a business that the corporation enters into as part of a plan of reorganization. The Acquired Fund assets transferred to Acquiring Fund will be Acquired Fund's historic business assets within the meaning of Treasury Regulation Section 1.368-1(d)(3), which provides that a corporation's historic business assets are the assets used in its historic business.

   9. Acquired Fund will distribute to its shareholders the Acquiring Fund Shares it receives pursuant to the transaction, and its other properties, if any, and will be liquidated promptly thereafter.

   10. The expenses of Acquired Fund incurred by it in connection with the transaction will be only such expenses that are solely and directly related to the transaction in accordance with Rev. Rul. 73-54, 1973-1 C.B. 187. Acquired Fund will not pay any expenses incurred by its shareholders in connection with the transaction.

   11. There is no, and never has been any, indebtedness between Acquiring Fund and Acquired Fund.

   12. Acquired Fund has properly elected to be a regulated investment company under Subchapter M of the Code, has qualified for the special tax treatment afforded regulated investment companies under Subchapter M of the Code for each taxable year since inception, and qualifies for such treatment as of the time of the Closing.

   13. Acquired Fund meets the requirements of an "investment company" in
Section 368(a)(2)(F) of the Code.

   14. Acquired Fund is not under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code.

   15. Acquired Fund does not pay compensation to any shareholder-employee.

   16. Acquired Fund shareholders will not have dissenters' or appraisal rights in the transaction.

   17. The transaction is being undertaken for valid and substantial business purposes, including facilitating Acquired Fund's becoming a member of the Pioneer family of material funds, which, in the long term, is intended to result in lower expenses and increased assets.

   18. Acquired Fund has no outstanding warrants, options, convertible securities or any other type of right pursuant to which any person could acquire stock in Acquired Fund.

                                    * * * * *

   The undersigned officer of AmSouth Trust is authorized to make all of the representations set forth herein, and the undersigned is authorized to execute this certificate on behalf of Acquired Fund. The undersigned recognizes that Wilmer Cutler Pickering Hale and Dorr LLP will rely upon the foregoing representations in evaluating the United States federal income tax consequences of the transaction and rendering its opinion pursuant to Section 8.5 of the Agreement. If, prior to the date of the transaction, any of the representations set forth herein ceases to be accurate, the undersigned agrees to deliver immediately to Wilmer Cutler Pickering Hale and Dorr LLP a written notice to that effect.

                                        AMSOUTH FUNDS
                                        on behalf of AMSOUTH [           ] FUND


                                        By:    ________________________________

                                        Name:  ________________________________

                                        Title: ________________________________

Dated: __________, 2005

                                                                           Draft

  Exhibit A-2--Form of Agreement and Plan of Reorganization (F Reorganization)

                      AGREEMENT AND PLAN OF REORGANIZATION

   THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of the __ day of _________, 2005, by and between Pioneer [ ] Fund, a Delaware statutory trust (the "Acquiring Trust"), on behalf of its series Pioneer [_________] Fund (the "Acquiring Fund"), with its principal place of business at 60 State Street, Boston, Massachusetts 02109, and AmSouth Funds, a Massachusetts business trust (the "AmSouth Trust"), on behalf of its series AmSouth [ ] Fund (the "Acquired Fund"), with its principal place of business at 3435 Stelzer Road, Columbus, Ohio 43219. The Acquiring Fund and the Acquired Fund are sometimes referred to collectively herein as the "Funds" and individually as a "Fund."

   This Agreement is intended to be and is adopted as a plan of a "reorganization" as defined in Section 368(a)(1)(F) of the United States Internal Revenue Code of 1986, as amended (the "Code") and the Treasury Regulations thereunder. The reorganization (the "Reorganization") will consist of (1) the transfer of all of the assets of the Acquired Fund to the Acquiring Fund in exchange solely for (A) the issuance of Class A, Class B and Class Y shares of beneficial interest of the Acquiring Fund (collectively, the "Acquiring Fund Shares" and each, an "Acquiring Fund Share") to the Acquired Fund, and (B) the assumption by the Acquiring Fund of all liabilities of the Acquired Fund (collectively, the "Assumed Liabilities"), and (2) the distribution by the Acquired Fund, on or promptly after the closing date of the Reorganization (the "Closing Date") as provided herein, of the Acquiring Fund Shares to the shareholders of the Acquired Fund in liquidation and dissolution of the Acquired Fund, all upon the terms and conditions hereinafter set forth in this Agreement.

   WHEREAS, the Acquiring Trust and the AmSouth Trust are each registered investment companies classified as management companies of the open-end type.

   WHEREAS, the Acquiring Fund is authorized to issue shares of beneficial interest.

   WHEREAS, the Board of Trustees of the AmSouth Trust has determined that the Reorganization is in the best interests of the Acquired Fund shareholders and is not dilutive of the interests of those shareholders.

   NOW, THEREFORE, in consideration of the premises of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1. TRANSFER OF ASSETS OF THE ACQUIRED FUND IN EXCHANGE FOR THE ACQUIRING FUND SHARES AND ASSUMPTION OF THE ASSUMED LIABILITIES; LIQUIDATION AND TERMINATION OF THE ACQUIRED FUND.

   1.1 Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Acquired Fund will transfer all of its assets as set forth in Paragraph 1.2 (the "Acquired Assets") to the Acquiring Fund free and clear of all liens and encumbrances (other than those arising under the Securities Act of 1933, as amended (the "Securities Act"), liens for taxes not yet due and contractual restrictions on the transfer of the Acquired Assets) and the Acquiring Fund agrees in exchange therefor: (i) to issue to the Acquired Fund the number of Acquiring Fund Shares, including fractional Acquiring Fund Shares, of each class with an aggregate net asset value ("NAV") equal to the NAV of the Acquired Fund attributable to the corresponding class of the Acquired Fund's shares, as determined in the manner set forth in Paragraphs 2.1 and 2.2; and (ii) to assume the Assumed Liabilities. Such transactions shall take place at the Closing (as defined in Paragraph 3.1 below).

   1.2 (a) The Acquired Assets shall consist of all of the Acquired Fund's property, including, without limitation, all portfolio securities and instruments, dividends and interest receivables, cash, goodwill, contractual rights and choses in action of the Acquired Fund or the AmSouth Trust in respect of the Acquired Fund, all other intangible property owned by the Acquired Fund, originals or copies of all books and records of the Acquired Fund, and all other assets of the Acquired Fund on the Closing Date. The Acquiring Fund shall also be entitled to receive (or, to the extent agreed upon between the AmSouth Trust and the Acquiring Trust, be provided access to) copies of all records that the AmSouth Trust is required to maintain under the Investment Company Act of 1940, as amended (the "Investment Company Act"), and the rules of the Securities and Exchange Commission (the "Commission") thereunder to the extent such records pertain to the Acquired Fund.

       (b) The Acquired Fund has provided the Acquiring Fund with a list of all of the Acquired Fund's securities and other assets as of the date of execution of this Agreement, and the Acquiring Fund has provided the Acquired Fund with a copy of the current fundamental investment policies and restrictions and fair value procedures applicable to the Acquiring Fund. The Acquired Fund reserves the right to sell any of such securities or other assets before the Closing Date (except to the extent sales may be limited by representations of the Acquired Fund contained herein and made in connection with the issuance of the tax opinion provided for in Paragraph 8.5 hereof).

   1.3 The Acquired Fund will endeavor to discharge all of its known liabilities and obligations that are or will become due prior to the Closing.

   1.4 On or as soon after the Closing Date as is conveniently practicable (the "Liquidation Date"), the AmSouth Trust shall liquidate the Acquired Fund and distribute pro rata to its shareholders of record, determined as of the close of regular trading on the New York Stock Exchange on the Closing Date (the "Acquired Fund Shareholders"), the Acquiring Fund Shares received by the Acquired Fund pursuant to Paragraph 1.1 hereof. Each Acquired Fund Shareholder shall receive the number of Acquiring Fund Shares of the class corresponding to the class of shares of beneficial interest of the Acquired Fund (the "Acquired Fund Shares") held by such Acquired Fund Shareholder that have an aggregate NAV equal to the aggregate NAV of the Acquired Fund Shares held of record by such Acquired Fund Shareholder on the Closing Date. Such liquidation and distribution will be accomplished by the AmSouth Trust instructing the Acquiring Trust to transfer the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund established and maintained by the Acquiring Fund's transfer agent in the names of the Acquired Fund Shareholders and representing the respective pro rata number of the Acquiring Fund Shares due the Acquired Fund Shareholders. The AmSouth Trust shall promptly provide the Acquiring Trust with evidence of such liquidation and distribution. All issued and outstanding Acquired Fund Shares will simultaneously be cancelled on the books of the Acquired Fund, and the Acquired Fund will be dissolved. The Acquiring Fund shall not issue certificates representing the Acquiring Fund Shares in connection with such exchange.

   1.5 Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund's transfer agent. Any certificates representing ownership of Acquired Fund Shares that remain outstanding on the Closing Date shall be deemed to be cancelled and shall no longer evidence ownership of Acquired Fund Shares.

   1.6 Any transfer taxes payable upon issuance of Acquiring Fund Shares in a name other than the registered holder of the Acquired Fund Shares on the books of the Acquired Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

   1.7 Any reporting responsibility of the AmSouth Trust with respect to the Acquired Fund for taxable periods ending on or before the Closing Date, including, but not limited to, the responsibility for filing of regulatory reports, Tax Returns (as defined in Paragraph 4.1), or other documents with the Commission, any state securities commissions, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the AmSouth Trust.

2. VALUATION

   2.1 The NAV of the Acquiring Fund Shares and the NAV of the Acquired Fund shall, in each case, be determined as of the close of business (4:00 p.m., Boston time) on the Closing Date (the "Valuation Time"). The NAV of each class of Acquiring Fund Shares shall be equal to the NAV of the corresponding class of the Acquired Fund Shares as of the Valuation Time. The NAV of the Acquired Fund and of each Class A, B and I share thereof shall be computed by ASO Services Company, Inc. (the "Acquired Fund Administrator") by calculating the value of the Acquired Assets and by subtracting therefrom the amount of the liabilities of the Acquired Fund on the Closing Date included on the Statement of Assets and Liabilities of the Acquired Fund delivered pursuant to

Paragraph 5.7 (the "Statement of Assets and Liabilities"), said assets and liabilities to be valued in the manner set forth in the Acquiring Fund's then current prospectus and statement of additional information. Pioneer Investment Management, Inc. (the "Acquiring Fund Adviser") shall confirm to the Acquiring Fund the NAV of the Acquired Fund.

   2.2 The number of Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Acquired Assets and the assumption of the Assumed Liabilities shall be determined by Acquiring Fund Adviser by dividing the NAV of the Acquired Fund, as determined in accordance with Paragraph 2.1, by the NAV of each Acquiring Fund Share, as determined in accordance with Paragraph 2.1.

   2.3 The Acquired Fund shall cause the Acquired Fund Administrator to deliver a copy of its valuation report to the Acquiring Fund at Closing. All computations of value shall be made by the Acquired Fund Administrator in accordance with its regular practice as pricing agent for the Acquired Fund.

3. CLOSING AND CLOSING DATE

   3.1 The Closing Date shall be [ ], 2005, or such later date as the parties may agree to in writing. All acts necessary to consummation the Reorganization (the "Closing") shall be deemed to take place simultaneously as of 5:00 p.m. (Eastern time) on the Closing Date unless otherwise provided. The Closing shall be held at the offices of Wilmer Cutler Pickering Hale and Dorr LLP, 60 State Street, Boston, Massachusetts, or at such other place as the parties may agree.

   3.2 Portfolio securities that are held other than in book-entry form in the name of AmSouth Bank (the "Acquired Fund Custodian") as record holder for the Acquired Fund shall be presented by the Acquired Fund to Brown Brothers Harriman & Co. (the "Acquiring Fund Custodian") for examination no later than three business days preceding the Closing Date. Such portfolio securities shall be delivered by the Acquired Fund to the Acquiring Fund Custodian for the account of the Acquiring Fund on the Closing Date, duly endorsed in proper form for transfer, in such condition as to constitute good delivery thereof in accordance with the custom of brokers, and shall be accompanied by all necessary federal and state stock transfer stamps or a check for the appropriate purchase price thereof. Portfolio securities held of record by the Acquired Fund Custodian in book-entry form on behalf of the Acquired Fund shall be delivered by the Acquired Fund Custodian through the Depository Trust Company to the Acquiring Fund Custodian and by the Acquiring Fund Custodian recording the beneficial ownership thereof by the Acquiring Fund on the Acquiring Fund Custodian's records. Any cash shall be delivered by the Acquired Fund Custodian transmitting immediately available funds by wire transfer to the Acquiring Fund Custodian the cash balances maintained by the Acquired Fund Custodian and the Acquiring Fund Custodian crediting such amount to the account of the Acquiring Fund.

   3.3 The Acquiring Fund Custodian shall deliver within one business day after the Closing a certificate of an authorized officer stating that: (a) the Acquired Assets have been delivered in proper form to the Acquiring Fund on the Closing Date, and (b) all necessary transfer taxes including all applicable federal and state stock transfer stamps, if any, have been paid, or provision for payment has been made in conjunction with the delivery of portfolio securities as part of the Acquired Assets.

   3.4 If on the Closing Date (a) the New York Stock Exchange is closed to trading or trading thereon shall be restricted or (b) trading or the reporting of trading on such exchange or elsewhere is disrupted so that accurate appraisal of the NAV of the Acquired Fund pursuant to Paragraph 2.1 is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

   3.5 The Acquired Fund shall deliver at the Closing a list of the names, addresses, federal taxpayer identification numbers and backup withholding and nonresident alien withholding status and certificates of the Acquired Fund Shareholders and the number and percentage ownership of outstanding Acquired Fund Shares owned by each Acquired Fund Shareholder as of the Valuation Time, certified by the President or a Secretary of the AmSouth Trust and its Treasurer, Secretary or other authorized officer (the "Shareholder List") as being an accurate record of the information (a) provided by the Acquired Fund Shareholders, (b) provided by the Acquired Fund Custodian, or (c) derived from the AmSouth Trust's records by such officers or one of the AmSouth Trust's service providers. The Acquiring Fund shall issue and deliver to the Acquired Fund a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date, or provide evidence satisfactory to the Acquired Fund that such Acquiring Fund Shares have been credited to the Acquired Fund's account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, stock certificates, receipts or other documents as such other party or its counsel may reasonably request.

4. REPRESENTATIONS AND WARRANTIES

   4.1 Except as set forth on a disclosure schedule previously provided by the AmSouth Trust to the Acquiring Trust (which disclosure schedule shall be organized by the sections of this Section 4.1 and any disclosure shall only modify the portions of this Section 4.1 expressly identified in such schedule), the AmSouth Trust, on behalf of the Acquired Fund, represents, warrants and covenants to the Acquiring Fund, which representations, warranties and covenants will be true and correct on the date hereof and on the Closing Date as though made on and as of the Closing Date, as follows:

       (a) The Acquired Fund is a series of the AmSouth Trust. The AmSouth Trust is a business trust validly existing and in good standing under the laws of the Commonwealth of Massachusetts and has the power to own all of its properties and assets and, subject to approval by the Acquired Fund's shareholders, to perform its obligations under this Agreement. The Acquired Fund is not required to qualify to do business in any jurisdiction in which it is not so qualified or where failure to qualify would subject it to any material liability or disability. Each of the AmSouth Trust and the Acquired Fund has all necessary federal, state and local authorizations to own all of its properties and assets and to carry on its business as now being conducted;

       (b) The AmSouth Trust is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the Investment Company Act is in full force and effect;

       (c) The AmSouth Trust is not in violation of, and the execution and delivery of this Agreement and the performance of its obligations under this Agreement in respect of the Acquired Fund will not result in a violation of, any provision of the AmSouth Trust's Trust Instrument or By-Laws or any material agreement, indenture, instrument, contract, lease or other undertaking with respect to the Acquired Fund to which the AmSouth Trust is a party or by which the Acquired Fund or any of its assets are bound;

       (d) No litigation or administrative proceeding or investigation of or before any court or governmental body is currently pending or to its knowledge threatened against the Acquired Fund or any of the Acquired Fund's properties or assets. The Acquired Fund knows of no facts which might form the basis for the institution of such proceedings. Neither the AmSouth Trust nor the Acquired Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially adversely affects the Acquired Fund's business or its ability to consummate the transactions contemplated herein or would be binding upon the Acquiring Fund as the successor to the Acquired Fund;

       (e) The Acquired Fund has no material contracts or other commitments (other than this Agreement or agreements for the purchase and sale of securities entered into in the ordinary course of business and consistent with its obligations under this Agreement) which will not be terminated at or prior to the Closing Date and no such termination will result in liability to the Acquired Fund (or the Acquiring Fund);

       (f) The statement of assets and liabilities of the Acquired Fund, and the related statements of operations and changes in net assets, as of and for the fiscal year ended July 31, 2004 have been audited by Ernst & Young LLP, independent registered public accounting firm, and are in accordance with generally accepted accounting principles ("GAAP") consistently applied and fairly reflect, in all material respects, the financial condition of the Acquired Fund as of such date and the results of its operations for the period then ended, and all known liabilities, whether actual or contingent, of the Acquired Fund as of the date thereof are disclosed therein. The Statement of Assets and Liabilities will be in accordance with GAAP consistently applied and will fairly reflect, in all material respects, the financial condition of the Acquired Fund as of such date and the results of its operations for the period then ended. Except for the Assumed Liabilities, the Acquired Fund will not have any known or contingent liabilities on the Closing Date. No significant deficiency, material weakness, fraud, significant change or other factor that could significantly affect the internal controls of the Acquired Fund has been disclosed or is required to be disclosed in the Acquired Fund's reports on Form N-CSR to enable the chief executive officer and chief financial officer or other officers of the Acquired Fund to make the certifications required by the Sarbanes-Oxley Act, and no deficiency, weakness, fraud, change, event or other factor exists that will be required to be disclosed in the Acquiring Fund's Form N-CSR after the Closing Date;

       (g) Since the most recent fiscal year end, except as specifically disclosed in the Acquired Fund's prospectus, its statement of additional information as in effect on the date of this Agreement, or its semi-annual report for the period ended January 31, 2005, there has not been any material adverse change in the Acquired Fund's financial condition, assets, liabilities, business or prospects, or any incurrence by the Acquired Fund of indebtedness, except for normal contractual obligations incurred in the ordinary course of business or in connection with the settlement of purchases and sales of portfolio securities. For the purposes of this subparagraph (g) (but not for any other purpose of this Agreement), a decline in NAV per Acquired Fund Share arising out of its normal investment operations or a decline in market values of securities in the Acquired Fund's portfolio or a decline in net assets of the Acquired Fund as a result of redemptions shall not constitute a material adverse change;

       (h) (A) For each taxable year of its operation since its inception, the Acquired Fund has met, and for the current taxable year it will meet, the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company and will qualify as such as of the Closing Date and will satisfy the diversification requirements of Section 851(b)(3) of the Code without regard to the last sentence of Section 851(d) of the Code. The Acquired Fund has not taken any action, caused any action to be taken or caused any action to fail to be taken which action or failure could cause the Acquired Fund to fail to qualify as a regulated investment company under the Code;

           (B) Within the times and in the manner prescribed by law, the Acquired Fund has properly filed on a timely basis all Tax Returns (as defined below) that it was required to file, and all such Tax Returns were complete and accurate in all respects. The Acquired Fund has not been informed by any jurisdiction that the jurisdiction believes that the Acquired Fund was required to file any Tax Return that was not filed; and the Acquired Fund does not know of any basis upon which a jurisdiction could assert such a position;

           (C) The Acquired Fund has timely paid, in the manner prescribed by law, all Taxes (as defined below), which were due and payable or which were claimed to be due;

           (D) All Tax Returns filed by the Acquired Fund constitute complete and accurate reports of the respective Tax liabilities and all attributes of the Acquired Fund or, in the case of information returns and payee statements, the amounts required to be reported, and accurately set forth all items required to be included or reflected in such returns;

           (E) The Acquired Fund has not waived or extended any applicable statute of limitations relating to the assessment or collection of Taxes;

           (F) The Acquired Fund has not been notified that any examinations of the Tax Returns of the Acquired Fund are currently in progress or threatened, and no deficiencies have been asserted or assessed against the Acquired Fund as a result of any audit by the Internal Revenue Service or any state, local or foreign taxing authority, and, to its knowledge, no such deficiency has been proposed or threatened;

           (G) The Acquired Fund has no actual or potential liability for any Tax obligation of any taxpayer other than itself. The Acquired Fund is not and has never been a member of a group of corporations with which it has filed (or been required to file) consolidated, combined or unitary Tax Returns. The Acquired Fund is not a party to any Tax allocation, sharing, or indemnification agreement;

           (H) The unpaid Taxes of the Acquired Fund for tax periods through the Closing Date do not exceed the accruals and reserves for Taxes (excluding accruals and reserves for deferred Taxes established to reflect timing differences between book and Tax income) set forth on the Statement of Assets and Liabilities, rather than in any notes thereto (the "Tax Reserves"). All Taxes that the Acquired Fund is or was required by law to withhold or collect have been duly withheld or collected and, to the extent required, have been timely paid to the proper governmental agency;

           (I) The Acquired Fund has delivered to the Acquiring Fund or made available to the Acquiring Fund complete and accurate copies of all Tax Returns of the Acquired Fund, together with all related examination reports and statements of deficiency for all periods not closed under the applicable statutes of limitations and complete and correct copies of all private letter rulings, revenue agent reports, information document requests, notices of proposed deficiencies, deficiency notices, protests, petitions, closing agreements, settlement agreements, pending ruling requests and any similar documents submitted by, received by or agreed to by or on behalf of the Acquired Fund. The Acquired Fund has disclosed on its federal income Tax Returns all positions taken therein that could give rise to a substantial understatement of federal income Tax within the meaning of Section 6662 of the Code;

           (J) The Acquired Fund has not undergone, has not agreed to undergo, and is not required to undergo (nor will it be required as a result of the transactions contemplated in this Agreement to undergo) a change in its method of accounting resulting in an adjustment to its taxable income pursuant to
Section 481 of the Code. The Acquired Fund will not be required to include any item of income in, or exclude any item of deduction from, taxable income for any taxable period (or portion thereof) ending after the Closing Date as a result of any (i) change in method of accounting for a taxable period ending on or prior to the Closing Date under Section 481(c) of the Code (or any corresponding or similar provision of state, local or foreign income Tax law); (ii) "closing agreement" as described in Section 7121 of the Code (or any corresponding or similar provision of state, local or foreign income Tax law) executed on or prior to the Closing Date; (iii) installment sale or open transaction disposition made on or prior to the Closing Date; or (iv) prepaid amount received on or prior to the Closing Date;

           (K) The Acquired Fund has not taken or agreed to take any action, and is not aware of any agreement, plan or other circumstance, that is inconsistent with the representations set forth in Annex B;

           (L) There are (and as of immediately following the Closing there will be) no liens on the assets of the Acquired Fund relating to or attributable to Taxes, except for Taxes not yet due and payable;

           (M) The Tax bases of the assets of the Acquired Fund are accurately reflected on the Acquired Fund's Tax books and records;

           (N) The Acquired Fund has not incurred (or been allocated) an "overall foreign loss" as defined in Section 904(f)(2) of the Code which has not been previously recaptured in full as provided in Sections 904(f)(2) and/or 904(f)(3) of the Code;

           (O) The Acquired Fund is not a party to a gain recognition agreement under Section 367 of the Code;

           (P) The Acquired Fund does not own any interest in an entity that is characterized as a partnership for income tax purposes;

           (Q) The Acquired Fund's Tax attributes are not limited under the Code (including but not limited to any capital loss carry forward limitations under Sections 382 or 383 of the Code and the Treasury Regulations thereunder) or comparable provisions of state law; and

           (R) For purposes of this Agreement, "Taxes" or "Tax" shall mean all taxes, charges, fees, levies or other similar assessments or liabilities, including without limitation income, gross receipts, ad valorem, premium, value-added, excise, real property, personal property, sales, use, transfer, withholding, employment, unemployment, insurance, social security, business license, business organization, environmental, workers compensation, payroll, profits, license, lease, service, service use, severance, stamp, occupation, windfall profits, customs, duties, franchise and other taxes imposed by the United States of America or any state, local or foreign government, or any agency thereof, or other political subdivision of the United States or any such government, and any interest, fines, penalties, assessments or additions to tax resulting from, attributable to or incurred in connection with any tax or any contest or dispute thereof; and "Tax Returns" shall mean all reports, returns, declarations, statements or other information required to be supplied to a governmental or regulatory authority or agency, or to any other person, in connection with Taxes and any associated schedules or work papers produced in connection with such items;

       (i) All issued and outstanding Acquired Fund Shares are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and nonassessable by the Acquired Fund. All of the issued and outstanding Acquired Fund Shares will, at the time of Closing, be held of record by the persons and in the amounts set forth in the Shareholder List submitted to the Acquiring Fund pursuant to Paragraph 3.5 hereof. The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquired Fund Shares, nor is there outstanding any security convertible into any Acquired Fund Shares;

       (j) At the Closing Date, the Acquired Fund will have good and marketable title to the Acquired Assets, and full right, power and authority to sell, assign, transfer and deliver the Acquired Assets to the Acquiring Fund, and, upon delivery and payment for the Acquired Assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, except such restrictions as might arise under the Securities Act;

       (k) The AmSouth Trust has the trust power and authority to enter into and perform its obligations under this Agreement. The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the AmSouth Trust's Board of Trustees, and, subject to the approval of the Acquired Fund's shareholders, assuming due authorization, execution and delivery by the Acquiring Fund, this Agreement will constitute a valid and binding obligation of the Acquired Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

       (l) The information to be furnished by the Acquired Fund to the Acquiring Fund for use in applications for orders, registration statements, proxy materials and other documents which may be necessary in connection with the transactions contemplated hereby and any information necessary to compute the total return of the Acquired Fund shall be accurate and complete and shall comply in all material respects with federal securities and other laws and regulations applicable thereto;

       (m) The information included in the proxy statement (the "Proxy Statement") forming part of the Acquiring Fund's Registration Statement on Form N-14 filed in connection with this Agreement (the "Registration Statement") that has been furnished in writing by the Acquired Fund to the Acquiring Fund for inclusion in the Registration Statement, on the effective date of that Registration Statement and on the Closing Date, will conform in all material respects to the applicable requirements of the Securities Act, the Securities Exchange Act of 1934, as amended (the "Exchange Act"), and the Investment Company Act and the rules and regulations of the Commission thereunder and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading;

       (n) Upon the effectiveness of the Registration Statement, no consent, approval, authorization or order of any court or governmental authority is required for the consummation by the AmSouth Trust or the Acquired Fund of the transactions contemplated by this Agreement;

       (o) All of the issued and outstanding Acquired Fund Shares have been offered for sale and sold in conformity with all applicable federal and state securities laws, except as may have been previously disclosed in writing to the Acquiring Fund;

       (p) The prospectus and statement of additional information of the Acquired Fund, and any amendments or supplements thereto, furnished to the Acquiring Fund, did not as of their dates or the dates of their distribution to the public contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances in which such statements were made, not misleading;

       (q) The Acquired Fund currently complies in all material respects with, and since its organization has complied in all material respects with, the requirements of, and the rules and regulations under, the Investment Company Act, the Securities Act, the Exchange Act, state "Blue Sky" laws and all other applicable federal and state laws or regulations. The Acquired Fund currently complies in all material respects with, and since its organization has complied in all material respects with, all investment objectives, policies, guidelines and restrictions and any compliance procedures established by the AmSouth Trust with respect to the Acquired Fund. All advertising and sales material used by the Acquired Fund complies in all material respects with and has complied in all material respects with the applicable requirements of the Securities Act, the Investment Company Act, the rules and regulations of the Commission, and, to the extent applicable, the Conduct Rules of the National Association of Securities Dealers, Inc. (the "NASD") and any applicable state regulatory authority. All registration statements, prospectuses, reports, proxy materials or other filings required to be made or filed with the Commission, the NASD or any state securities authorities by the Acquired Fund have been duly filed and have been approved or declared effective, if such approval or declaration of effectiveness is required by law. Such registration statements, prospectuses, reports, proxy materials and other filings under the Securities Act, the Exchange Act and the Investment Company Act (i) are or were in compliance in all material respects with the requirements of all applicable statutes and the rules and regulations thereunder and (ii) do not or did not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances in which they were made, not false or misleading;

       (r) The Acquired Fund has previously provided to the Acquiring Fund (and at the Closing will provide an update through the Closing Date of such information) data which supports a calculation of the Acquired Fund's total return for all periods since the organization of the Acquired Fund. Such data has been prepared in accordance in all material respects with the requirements of the Investment Company Act and the regulations thereunder and the rules of the NASD;

       (s) Neither the Acquired Fund nor, to the knowledge of the Acquired Fund, any "affiliated person" of the Acquired Fund has been convicted of any felony or misdemeanor, described in Section 9(a)(1) of the Investment Company Act, nor, to the knowledge of the Acquired Fund, has any affiliated person of the Acquired Fund been the subject, or presently is the subject, of any proceeding or investigation with respect to any disqualification that would be a basis for denial, suspension or revocation of registration as an investment adviser under
Section 203(e) of the Investment Advisers Act of 1940, as amended (the "Investment Advisers Act"), or Rule 206(4)-4(b) thereunder or of a broker-dealer under Section 15 of the Exchange Act, or for disqualification as an investment adviser, employee, officer or director of an investment company under Section 9 of the Investment Company Act; and

       (t) The tax representation certificate to be delivered by AmSouth Trust on behalf of the Acquired Fund to the Acquiring Trust and Wilmer Cutler Pickering Hale and Dorr LLP at the Closing pursuant to Paragraph 7.4 (the "Acquired Fund Tax Representation Certificate") will not on the Closing Date contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements therein not misleading.

   4.2 Except as set forth on a disclosure schedule previously provided by the Acquiring Trust to the AmSouth Trust (which disclosure schedule shall be organized by the sections of this Section 4.2 and any disclosure shall only modify the portions of this Section 4.2 expressly identified in such schedule), the Acquiring Trust, on behalf of the Acquiring Fund, represents, warrants and covenants to the Acquired Fund, which representations, warranties and covenants will be true and correct on the date hereof and on the Closing Date as though made on and as of the Closing Date, as follows:

       (a) The Acquiring Fund is a series of the Acquiring Trust. The Acquiring Fund has not commenced operations and will not do so until the Closing. The Acquiring Trust is a statutory trust duly organized, validly existing and in good standing under the laws of the State of Delaware. The Acquiring Trust has the power to own all of its properties and assets and to perform the obligations under this Agreement. The Acquiring Fund is not required to qualify to do business in any jurisdiction in which it is not so qualified or where failure to qualify would subject it to any material liability or disability. Each of the Acquiring Trust and the Acquiring Fund has all necessary federal, state and local authorizations to own all of its properties and assets and to carry on its business as now being conducted;

       (b) The Acquiring Trust is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the Investment Company Act is in full force and effect;

       (c) The Acquiring Fund's registration statement on Form N-1A that will be in effect on the Closing Date, and the prospectus and statement of additional information of the Acquiring Fund included therein, will conform in all material respects with the applicable requirements of the Securities Act and the Investment Company Act and the rules and regulations of the Commission thereunder, and did not as of the effective date thereof and will not as of the Closing Date contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances in which they were made, not misleading;

       (d) The Registration Statement, the Proxy Statement and statement of additional information with respect to the Acquiring Fund and any amendments or supplements thereto in effect on or prior to the Closing Date included in the Registration Statement (other than written information furnished by the Acquired Fund for inclusion therein, as covered by the Acquired Fund's warranty in Paragraph 4.1(m) hereof) will conform in all material respects to the applicable requirements of the Securities Act and the Investment Company Act and the rules and regulations of the Commission thereunder. Neither the Registration Statement nor the Proxy Statement (other than written information furnished by the Acquired Fund for inclusion therein, as covered by the Acquired Fund's warranty in Paragraph 4.1(m) hereof) includes or will include any untrue statement of a material fact or omits to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

       (e) The Acquiring Trust is not in violation of, and the execution and delivery of this Agreement and performance of its obligations under this Agreement will not result in a violation of, any provisions of the Declaration of Trust or by-laws of the Acquiring Trust or any material agreement, indenture, instrument, contract, lease or other undertaking with respect to the Acquiring Fund to which the Acquiring Trust is a party or by which the Acquiring Fund or any of its assets is bound;

       (f) No litigation or administrative proceeding or investigation of or before any court or governmental body is currently pending or threatened against the Acquiring Fund or any of the Acquiring Fund's properties or assets. The Acquiring Fund knows of no facts which might form the basis for the institution of such proceedings. Neither the Acquiring Trust nor the Acquiring Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially adversely affects the Acquiring Fund's business or its ability to consummate the transactions contemplated herein;

       (g) The Acquiring Fund has no actual or potential liability for any Tax obligation of any taxpayer. The Acquiring Fund is not and has never been a member of a group of corporations with which it has filed (or been required to file) consolidated, combined or unitary Tax Returns. The Acquiring Fund is not a party to any Tax allocation, sharing, or indemnification agreement;

       (h) The Acquiring Fund has not taken or agreed to take any action, and is not aware of any agreement, plan or other circumstance, that is inconsistent with the representations set forth in Annex A;

       (i) The authorized capital of the Acquiring Fund consists of an unlimited number of shares of beneficial interest, no par value per share. As of the Closing Date, the Acquiring Fund will be authorized to issue an unlimited number of shares of beneficial interest, no par value per share. The Acquiring Fund Shares to be issued and delivered to the Acquired Fund for the account of the Acquired Fund Shareholders pursuant to the terms of this Agreement will have been duly authorized on the Closing Date and, when so issued and delivered, will be duly and validly issued, fully paid and non-assessable. The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Fund shares, nor is there outstanding any security convertible into any Acquiring Fund shares, nor will the Acquiring Fund have any issued or outstanding shares on or before the Closing Date other than those issued to the Acquiring Fund Adviser or one of its affiliates, which shares shall be redeemed, for an amount equal to the price paid therefor, at or before the Closing;

       (j) The Acquiring Trust has the trust power and authority to enter into and perform its obligations under this Agreement. The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquiring Trust's Board of Trustees, and, assuming due authorization, execution and delivery by the Acquired Fund, this Agreement will constitute a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

       (k) The information to be furnished in writing by the Acquiring Fund or the Acquiring Fund Adviser for use in applications for orders, registration statements, proxy materials and other documents which may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto or the requirements of any form for which its use is intended, and shall not contain any untrue statement of a material fact or omit to state a material fact necessary to make the information provided not misleading;

       (l) No consent, approval, authorization or order of or filing with any court or governmental authority is required for the execution of this Agreement or the consummation of the transactions contemplated by the Agreement by the Acquiring Fund, except for the registration of the Acquiring Fund Shares under the Securities Act and the Investment Company Act;

       (m) Neither the Acquiring Fund nor, to the knowledge of the Acquiring Fund, any "affiliated person" of the Acquiring Fund has been convicted of any felony or misdemeanor, described in Section 9(a)(1) of the Investment Company Act, nor, to the knowledge of the Acquiring Fund, has any affiliated person of the Acquiring Fund been the subject, or presently is the subject, of any proceeding or investigation with respect to any disqualification that would be a basis for denial, suspension or revocation of registration as an investment adviser under Section 203(e) of the Investment Advisers Act or Rule 206(4)-4(b) thereunder or of a broker-dealer under Section 15 of the Exchange Act, or for disqualification as an investment adviser, employee, officer or director of an investment company under Section 9 of the Investment Company Act; and

       (n) The tax representation certificate to be delivered by the Acquiring Trust on behalf of the Acquiring Fund to the AmSouth Trust and Wilmer Cutler Pickering Hale and Dorr LLP at Closing pursuant to Section 6.3 (the "Acquiring Fund Tax Representation Certificate") will not on the Closing Date contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements therein not misleading.

5. COVENANTS OF THE FUNDS

   5.1 The Acquired Fund will operate the Acquired Fund's business in the ordinary course of business between the date hereof and the Closing Date. It is understood that such ordinary course of business will include the declaration and payment of customary dividends and other distributions and any other dividends and other distributions necessary or advisable (except to the extent dividends or other distributions that are not customary may be limited by representations made in connection with the issuance of the tax opinion described in Paragraph 8.5 hereof), in each case payable either in cash or in additional shares.

   5.2 The AmSouth Trust will call a special meeting of the Acquired Fund's shareholders to consider approval of this Agreement and act upon the matters set forth in the Proxy Statement.

   5.3 The Acquiring Fund will prepare the notice of meeting, form of proxy and Proxy Statement (collectively, "Proxy Materials") to be used in connection with such meeting, and will promptly prepare and file with the Commission the Registration Statement. The AmSouth Trust will provide the Acquiring Fund with information reasonably requested for the preparation of the Registration Statement in compliance with the Securities Act, the Exchange Act, and the Investment Company Act.

   5.4 The Acquired Fund covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired by the Acquired Fund for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement.

   5.5 The Acquired Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requires concerning the beneficial ownership of the Acquired Fund Shares.

   5.6 Subject to the provisions of this Agreement, each Fund will take, or cause to be taken, all actions, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate the transactions contemplated by this Agreement.

   5.7 The Acquired Fund shall furnish to the Acquiring Fund on the Closing Date a Statement of Assets and Liabilities of the Acquired Fund as of the Closing Date setting forth the NAV of the Acquired Fund as of the Valuation Time, which statement shall be prepared in accordance with GAAP consistently applied and certified by the AmSouth Trust's Treasurer or Assistant Treasurer. As promptly as practicable, but in any case within 30 days after the Closing Date, the AmSouth Trust shall furnish to the Acquiring Trust, in such form as is reasonably satisfactory to the Acquiring Trust, a statement of the earnings and profits of the Acquired Fund for federal income tax purposes, and of any capital loss carryovers and other items that will be carried over to the Acquiring Fund under the Code, and which statement will be certified by the Treasurer of the AmSouth Trust.

   5.8 Neither Fund shall take any action that is inconsistent with the representations set forth in, with respect to the Acquired Fund, the Acquired Fund Tax Representation Certificate and, with respect to the Acquiring Fund, the Acquiring Fund Tax Representation Certificate.

   5.9 From and after the date of this Agreement and until the Closing Date, each of the Funds and the AmSouth Trust and the Acquiring Trust shall use its commercially reasonable efforts to cause the Reorganization to qualify, and will not knowingly take any action, cause any action to be taken, fail to take any action or cause any action to fail to be taken, which action or failure to act could prevent the Reorganization from qualifying, as a reorganization under the provisions of Section 368(a) of the Code. The parties hereby adopt this Agreement as a "plan of reorganization" within the meaning of Sections 1.368-2(g) and 1.368-3(a) of the income tax regulations promulgated under the Code. Unless otherwise required pursuant to a "determination" within the meaning of Section 1313(a) of the Code, the parties hereto shall treat and report the transactions contemplated hereby as a reorganization within the meaning of
Section 368(a)(1)(F) of the Code and shall not take any position inconsistent with such treatment.

   5.10 From and after the date of this Agreement and through the time of the Closing, each Fund shall use its commercially reasonable efforts to cause it to qualify, and will not knowingly take any action, cause any action to be taken, fail to take any action or cause any action to fail to be taken, which action or failure to act could prevent it from qualifying, as a regulated investment company under the provisions of Subchapter M of the Code.

   5.11 The Acquired Fund shall prepare, or cause to be prepared, all Tax Returns of the Acquired Fund for taxable periods that end on or before the Closing Date and shall timely file, or cause to be timely filed, all such Tax Returns. The Acquired Fund shall make any payments of Taxes required to be made by such Fund with respect to any such Tax Returns.

6. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND

   The obligations of the Acquired Fund to complete the transactions provided for herein shall be, at its election, subject to the performance by the Acquiring Fund of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions, unless waived by the Acquired Fund in writing:

   6.1 All representations and warranties by the Acquiring Trust on behalf of the Acquiring Fund contained in this Agreement shall be true and correct as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date;

   6.2 The Acquiring Trust shall have delivered to the AmSouth Trust on the Closing Date a certificate of the Acquiring Trust on behalf of the Acquiring Fund executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the AmSouth Trust and dated as of the Closing Date, to the effect that the representations and warranties of the Acquiring Trust made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, that each of the conditions to Closing in this
Article 6 have been met, and as to such other matters as the AmSouth Trust shall reasonably request;

   6.3 The Acquiring Trust on behalf of the Acquiring Fund shall have delivered to the AmSouth Trust and Wilmer Cutler Pickering Hale and Dorr LLP an Acquiring Fund Tax Representation Certificate, satisfactory to the AmSouth Trust and Wilmer Cutler Pickering Hale and Dorr LLP, substantially in the form attached to this Agreement as Annex A, concerning certain tax-related matters with respect to the Acquiring Fund;

   6.4 With respect to the Acquiring Fund, the Board of Trustees of the Acquiring Trust shall have determined that the Reorganization is in the best interests of the Acquiring Fund and, based upon such determination, shall have approved this Agreement and the transactions contemplated hereby; and

   6.5 The AmSouth Trust shall have received at the Closing a favorable opinion as to the due authorization of this Agreement by the Acquiring Trust and related matters of Wilmer Cutler Pickering Hale and Dorr LLP, dated as of the Closing Date, in a form reasonably satisfactory to the AmSouth Trust.

7. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

   The obligations of the Acquiring Fund to complete the transactions provided for herein shall be, at its election, subject to the performance by the Acquired Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following further conditions, unless waived by the Acquiring Fund in writing:

   7.1 All representations and warranties of the AmSouth Trust on behalf of the Acquired Fund contained in this Agreement shall be true and correct as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date;

   7.2 The AmSouth Trust shall have delivered to the Acquiring Fund the Statement of Assets and Liabilities of the Acquired Fund pursuant to Paragraph 5.7, together with a list of its portfolio securities showing the federal income tax bases and holding periods of such securities, as of the Closing Date, certified by the AmSouth Trust's Treasurer or Assistant Treasurer;

   7.3 The AmSouth Trust shall have delivered to the Acquiring Trust on the Closing Date a certificate of the AmSouth Trust on behalf of the Acquired Fund executed in its name by its President or Vice President and a Treasurer or Assistant Treasurer, in form and substance reasonably satisfactory to the Acquiring Trust and dated as of the Closing Date, to the effect that the representations and warranties of the AmSouth Trust contained in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, that each of the conditions to closing in this Article 7 have been met, and as to such other matters as the Acquiring Trust shall reasonably request;

   7.4 The AmSouth Trust on behalf of the Acquired Fund shall have delivered to the Acquiring Trust and Wilmer Cutler Pickering Hale and Dorr LLP an Acquired Fund Tax Representation Certificate, satisfactory to the Acquiring Trust and Wilmer Cutler Pickering Hale and Dorr LLP, substantially in the form attached to this Agreement as Annex B, concerning certain tax-related matters with respect to the Acquired Fund;

   7.5 The Acquiring Trust shall have received at the Closing a favorable opinion as to the due authorization of this Agreement by the AmSouth Trust and related matters of Kirkpatrick & Lockhart Nicholson Graham LLP, dated as of the Closing Date, in a form reasonably satisfactory to the Acquiring Trust; and

   7.6 With respect to the Acquired Fund, the Board of Trustees of the AmSouth Trust shall have determined that the Reorganization is in the best interests of the Acquired Fund and, based upon such determination, shall have approved this Agreement and the transactions contemplated hereby.

8. FURTHER CONDITIONS PRECEDENT

   If any of the conditions set forth below does not exist on or before the Closing Date with respect to either party hereto, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

   8.1 This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the Acquired Fund's shareholders in accordance with the provisions of the AmSouth Trust's Trust Instrument and By-Laws, and certified copies of the resolutions evidencing such approval by the Acquired Fund's shareholders shall have been delivered by the Acquired Fund to the Acquiring Fund. Notwithstanding anything herein to the contrary, neither party hereto may waive the conditions set forth in this Paragraph 8.1;

   8.2 On the Closing Date, no action, suit or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

   8.3 All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities (including those of the Commission and of state Blue Sky and securities authorities) deemed necessary by either party hereto to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of either party hereto, provided that either party may waive any such conditions for itself;

   8.4 The Acquiring Trust's Registration Statement on Form N-14 shall have become effective under the Securities Act and no stop orders suspending the effectiveness of such Registration Statement shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the Securities Act; and

   8.5 The parties shall have received an opinion of Wilmer Cutler Pickering Hale and Dorr LLP, satisfactory to the AmSouth Trust and the Acquiring Trust and subject to customary assumptions and qualifications, substantially to the effect that for federal income tax purposes the acquisition by the Acquiring Fund of the Acquired Assets solely in exchange for the issuance of Acquiring Fund Shares to the Acquired Fund and the assumption of the Assumed Liabilities by the Acquiring Fund, followed by the distribution by the Acquired Fund, in liquidation of the Acquired Fund, of Acquiring Fund Shares to the Acquired Fund Shareholders in exchange for their Acquired Fund Shares and the termination of the Acquired Fund, will constitute a "reorganization" within the meaning of
Section 368(a) of the Code

9. BROKERAGE FEES AND EXPENSES

   9.1 Each party hereto represents and warrants to the other party hereto that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

   9.2 The parties have been informed by AmSouth Asset Management Inc. ("AAMI") and the Acquiring Fund Adviser -- and the parties have entered into this Agreement in reliance on such information -- that such non-parties will pay (with each of AAMI and the Acquiring Fund Adviser being responsible for 50% of such amounts) all proxy statement and solicitation costs of the Funds associated with the Reorganization including, but not limited to, the expenses associated with the preparation, printing and mailing of any and all shareholder notices, communications, proxy statements, and necessary filings with the SEC or any other governmental authority in connection with the transactions contemplated by this Agreement, and the fees and expenses of any proxy solicitation firm retained in connection with the Reorganization. Except for the foregoing, AAMI shall bear the expenses of the Acquired Fund in connection with the transactions contemplated by this Agreement.

10. ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

    10.1 The Acquiring Trust and the AmSouth Trust each agrees that neither party has made any representation, warranty or covenant not set forth herein or referred to in Paragraphs 4.1 or 4.2 hereof and that this Agreement constitutes the entire agreement between the parties.

    10.2 The representations and warranties contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder.

11. TERMINATION

    11.1 This Agreement may be terminated by the mutual agreement of the Acquiring Trust and the AmSouth Trust. In addition, either party may at its option terminate this Agreement at or prior to the Closing Date:

         (a) because of a material breach by the other of any representation, warranty, covenant or agreement contained herein to be performed at or prior to the Closing Date;

         (b) because of a condition herein expressed to be precedent to the obligations of the terminating party which has not been met and which reasonably appears will not or cannot be met;

         (c) by resolution of the Acquiring Trust's Board of Trustees if circumstances should develop that, in the good faith opinion of such Board, make proceeding with the Agreement not in the best interests of the Acquiring Fund's shareholders;

         (d) by resolution of the AmSouth Trust's Board of Trustees if circumstances should develop that, in the good faith opinion of such Board, make proceeding with the Agreement not in the best interests of the Acquired Fund's shareholders; or

         (e) if the transactions contemplated by this Agreement shall not have occurred on or prior to December 31, 2005 or such other date as the parties may mutually agree upon in writing.

    11.2 In the event of any such termination, there shall be no liability for damages on the part of the Acquiring Fund, the Acquiring Trust, the AmSouth Trust or the Acquired Fund, or the trustees or officers of the AmSouth Trust, or the Acquiring Trust, but, subject to Paragraph 9.2, each party shall bear the expenses incurred by it incidental to the preparation and carrying out of this Agreement.

12. AMENDMENTS

    This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the AmSouth Trust and the Acquiring Trust; provided, however, that following the meeting of the Acquired Fund's shareholders called by the AmSouth Trust pursuant to Paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions regarding the method for determining the number of Acquiring Fund Shares to be received by the Acquired Fund Shareholders under this Agreement to their detriment without their further approval; provided that nothing contained in this Section 12 shall be construed to prohibit the parties from amending this Agreement to change the Closing Date.

13.      NOTICES

    Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by prepaid telegraph, telecopy or certified mail addressed to the Acquired Fund, c/o AmSouth Asset Management Inc., 3435 Stelzer Road, Columbus, Ohio 43219,
Attention: [ ], with copies to Kirkpatrick & Lockhart Nicholson Graham LLP, 1800 Massachusetts Avenue, N.W., Washington, DC 20036-1221, Attention: Clifford J. Alexander, and to the Acquiring Fund, c/o Pioneer Investment Management, Inc., 60 State Street, Boston, Massachusetts 02109, Attention: Dorothy E. Bourassa, Esq., with copies to Wilmer Cutler Pickering Hale and Dorr LLP, 60 State Street, Boston, Massachusetts 02109, Attention: David C. Phelan.

14. HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT

    14.1 The article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

    14.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

    14.3 This Agreement shall be governed by and construed in accordance with the internal laws of the State of Delaware, without giving effect to conflict of laws principles (other than Delaware Code Title 6 ss. 2708); provided that, in the case of any conflict between those laws and the federal securities laws, the latter shall govern.

    14.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by either party without the prior written consent of the other party hereto. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, or other entity, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

    14.5 It is expressly agreed that the obligations of the Acquiring Trust and the AmSouth Trust shall not be binding upon any of their respective trustees, shareholders, nominees, officers, agents or employees personally, but bind only to the property of the Acquiring Fund or the Acquired Fund, as the case may be, as provided in the trust instruments of the Acquiring Trust and the Instrument of Trust of the AmSouth Trust, respectively. The execution and delivery of this Agreement have been authorized by the trustees of the Acquiring Trust and of the AmSouth Trust and this Agreement has been executed by authorized officers of the Acquiring Trust and the AmSouth Trust, acting as such, and neither such authorization by such trustees nor such execution and delivery by such officers shall be deemed to have been made by any of them individually or to imposed any liability on any of them personally, but shall bind only the property of the Acquiring Fund and the Acquired Fund, as the case may be, as provided in the trust instruments of the Acquiring Trust and the Instrument of Trust of the AmSouth Trust, respectively.

                                    * * * * *
                                       15

    IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed as of the date first set forth above by its President or Vice President and attested by its Secretary or Assistant Secretary.

Attest:                                    AMSOUTH FUNDS
                                           on behalf of AMSOUTH [   ] FUND
By: ________________________________       By: _______________________________
Name:                                      Name:
Title: [Assistant] Secretary               Title: [Vice] President
Attest:                                    PIONEER [        ] FUND
                                           on behalf of PIONEER [    ] FUND
By: ________________________________       By: _______________________________
Name: Christopher J. Kelley                Name: Osbert M. Hood
Title: Assistant Secretary                 Title: Executive Vice President

Annex A

                        TAX REPRESENTATION CERTIFICATE OF

                                PIONEER [ ] FUND
                          ON BEHALF OF PIONEER [ ] FUND

   This certificate is being delivered in connection with the transactions to be effected pursuant to the Agreement and Plan of Reorganization made as of [ ], 2005 between Pioneer [ ] Fund, a Delaware statutory trust ("Acquiring Trust"), on behalf of its series Pioneer [ ] Fund ("Acquiring Fund"), and AmSouth Funds, a Massachusetts business trust, on behalf of its series AmSouth [ ] Fund ("Acquired Fund") (the "Agreement"). Pursuant to the Agreement, Acquiring Fund will acquire all of the assets of Acquired Fund in exchange solely for (i) the assumption by Acquiring Fund of the Assumed Liabilities of Acquired Fund, and
(ii) the issuance of shares of beneficial interest of Acquiring Fund (the "Acquiring Fund Shares") to Acquired Fund, followed by the distribution by Acquired Fund, in liquidation of Acquired Fund, of the Acquiring Fund Shares to the shareholders of Acquired Fund and the termination of Acquired Fund (the foregoing together constituting the "transaction").

   The undersigned officer of Acquiring Trust, after consulting with its counsel, auditors and tax advisers regarding the meaning of and factual support for the following representations, on behalf of Acquiring Fund, hereby certifies and represents that the following statements are true, complete and correct and will be true, complete and correct on the date of the transaction and thereafter as relevant. Unless otherwise indicated, all capitalized terms used but not defined herein shall have the meanings ascribed to them in the Agreement.

   1. Acquiring Fund is a series of Acquiring Trust, a statutory trust organized under the laws of the State of Delaware, and Acquiring Fund will be treated after the Closing as a separate corporation for federal tax purposes. Acquiring Fund was newly organized solely for the purpose of effecting the transaction and continuing thereafter to operate as a regulated investment company. Prior to the transaction, Acquiring Fund did not and will not engage in any business activities. There shall be no shares of Acquiring Fund issued and outstanding prior to the Closing Date other than those issued to Pioneer Investment Management, Inc. or one of its affiliates in connection with the creation of Acquiring Fund, which shares shall be redeemed, for an amount equal to the price paid therefor, at or before the Closing.

   2. Neither Acquiring Fund nor any person "related" to Acquiring Fund (as defined in Treasury Regulation Section 1.368-1(e)(3)), nor any partnership of which Acquiring Fund or any such related person is a partner, has any plan or intention to redeem or otherwise acquire any of the Acquiring Fund Shares received by shareholders of Acquired Fund in the transaction except in the ordinary course of Acquiring Fund's business in connection with its legal obligation under Section 22(e) of the Investment Company Act of 1940, as amended (the "1940 Act"), as a series of a registered open-end investment company to redeem its own shares.

   3. After the transaction, Acquiring Fund will continue the historic business (as defined in Treasury Regulation Section 1.368-1(d)(2)) of Acquired Fund or will use a significant portion of the historic business assets (as defined in Treasury Regulation Section 1.368-1(d)(3)) of Acquired Fund in a business.

   4. Acquiring Fund has no plan or intention to sell or otherwise dispose of any assets of Acquired Fund acquired in the transaction, except for dispositions made in the ordinary course of its business or to maintain its qualification as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code").

   5. Any expenses of Acquired Fund incurred in connection with the transaction which are paid or assumed by Acquiring Fund will be expenses of Acquired Fund solely and directly related to the transaction in accordance with Rev. Rul. 73 54, 1973 1 C.B. 187. Acquiring Fund will not pay or assume the expenses, if any, incurred by any Acquired Fund Shareholders in connection with the transaction.

   6. There is no, and never has been any, indebtedness between Acquiring Fund and Acquired Fund.

   7. Acquiring Fund will qualify for the special tax treatment afforded regulated investment companies under Subchapter M of the Code for all taxable years ending after the date of the transaction.

   8. Acquiring Fund will meet the requirements of an "investment company" in
Section 368(a)(2)(F) of the Code from and after the date of the transaction.

   9. Acquiring Fund is not under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code.

   10. Acquiring Fund does not now own and has never owned, directly or indirectly, any shares of Acquired Fund.

   11. As of the date of the transaction, the fair market value of the Acquiring Fund Shares issued to Acquired Fund will be approximately equal to the fair market value of the Acquired Assets minus the Assumed Liabilities. Acquiring Fund will not furnish any consideration in connection with the acquisition of the Acquired Assets other than the assumption of the Assumed Liabilities and the issuance of such Acquiring Fund Shares.

   12. Immediately following the transaction, the Acquired Fund Shareholders will own all of the outstanding Acquiring Fund Shares and will own such shares solely by reason of their ownership of the Acquired Fund Shares immediately prior to the transaction. Acquiring Fund has no plan or intention to issue as part of the transaction any shares of Acquiring Fund other than the Acquiring Fund Shares issued in exchange for the Acquired Assets.

   13. The transaction is being undertaken for valid and substantial business purposes, including facilitating Acquired Fund's becoming a member of the Pioneer family of mutual funds, which, in the long term, is intended to result in lower expenses and increased assets.

   14. No Acquired Fund shareholder is acting as agent for Acquiring Fund in connection with the transaction or approval thereof. Acquiring Fund will not reimburse any Acquired Fund shareholder for Acquired Fund Shares such shareholder may have purchased or for other obligations such shareholder may have incurred.

   15. Acquiring Fund has no outstanding warrants, options, convertible securities or any other type of right pursuant to which any person could acquire stock in Acquiring Fund.

                                    * * * * *

   The undersigned officer of Acquiring Trust is authorized to make all of the representations set forth herein, and the undersigned is authorized to execute this certificate on behalf of Acquiring Fund. The undersigned recognizes that Wilmer Cutler Pickering Hale and Dorr LLP will rely upon the foregoing representations in evaluating the United States federal income tax consequences of the transaction and rendering its opinion pursuant to Section 8.5 of the Agreement. If, prior to the date of the transaction, any of the representations set forth herein ceases to be accurate, the undersigned agrees to deliver immediately to Wilmer Cutler Pickering Hale and Dorr LLP a written notice to that effect.

                                          PIONEER [     ] FUND
                                          on behalf of PIONEER [     ] FUND


                                          By:     ___________________________

                                          Name:   ___________________________

                                          Title:  ___________________________
Dated: _________, 2005

Annex B

                        TAX REPRESENTATION CERTIFICATE OF

                                  AMSOUTH FUNDS
                          ON BEHALF OF AMSOUTH [ ] FUND

   This certificate is being delivered in connection with the transactions to be effected pursuant to the Agreement and Plan of Reorganization made as of [ ], 2005 between Pioneer [ ] Fund, a Delaware statutory trust, on behalf of its series Pioneer [ ] Fund ("Acquiring Fund"), and AmSouth Funds, a Massachusetts business trust ("AmSouth Trust"), on behalf of its series AmSouth [ ] Fund ("Acquired Fund") (the "Agreement"). Pursuant to the Agreement, Acquiring Fund will acquire all of the assets of Acquired Fund in exchange solely for (i) the assumption by Acquiring Fund of the Assumed Liabilities of Acquired Fund and
(ii) the issuance of shares of beneficial interest of Acquiring Fund (the "Acquiring Fund Shares") to Acquired Fund, followed by the distribution by Acquired Fund, in liquidation of Acquired Fund, of the Acquiring Fund Shares to the shareholders of Acquired Fund and the termination of Acquired Fund (the foregoing together constituting the "transaction").

   The undersigned officer of AmSouth Trust, after consulting with its counsel, auditors and tax advisers regarding the meaning of and factual support for the following representations, on behalf of Acquired Fund, hereby certifies and represents that the following statements are true, complete and correct and will be true, complete and correct on the date of the transaction and thereafter as relevant. Unless otherwise indicated, all capitalized terms used but not defined herein shall have the meanings ascribed to them in the Agreement.

   1. Acquired Fund is a series of AmSouth Funds, a business trust organized under the laws of the Commonwealth of Massachusetts, and Acquired Fund is, and has been at all times, treated as a separate corporation for federal tax purposes.

   2. As of the date of the transaction, the fair market value of the Acquiring Fund Shares received by each shareholder that holds shares of Acquired Fund (the "Acquired Fund Shares") will be approximately equal to the fair market value of the Acquired Fund Shares with respect to which such Acquiring Fund Shares are received, and the aggregate consideration received by Acquired Fund shareholders in exchange for their Acquired Fund Shares will be approximately equal to the fair market value of all of the outstanding Acquired Fund Shares immediately prior to the transaction. No property other than Acquiring Fund Shares will be distributed to shareholders of Acquired Fund in exchange for their Acquired Fund Shares, nor will any such shareholder receive cash or other property as part of the transaction.

   3. Neither Acquired Fund nor any person "related" to Acquired Fund (as defined in Treasury Regulation Section 1.368-1(e)(3)), nor any partnership in which Acquired Fund or any such related person is a partner, has redeemed, acquired or otherwise made any distributions with respect to any shares of Acquired Fund as part of the transaction, or otherwise pursuant to a plan of which the transaction is a part, other than redemptions and distributions made in the ordinary course of Acquired Fund's business as a series of an open-end investment company. To the best knowledge of management of Acquired Fund, there is no plan or intention on the part of the shareholders of Acquired Fund to engage in any transaction with Acquired Fund, Acquiring Fund, or any person treated as related to Acquired Fund or Acquiring Fund under Treasury Regulation
Section 1.368-1(e)(3) or any partnership in which Acquired Fund, Acquiring Fund, or any person treated as related to Acquired Fund or Acquiring Fund under Treasury Regulation Section 1.368-1(e)(3) is a partner involving the sale, redemption or exchange of any of the Acquired Fund Shares or any of the Acquiring Fund Shares to be received in the transaction, as the case may be, other than in the ordinary course of Acquired Fund's business as a series of an open-end investment company.

   4. In the transaction, Acquired Fund will transfer its assets to Acquiring Fund, which will assume the Assumed Liabilities, such that immediately following the transfer, Acquiring Fund will possess all of the same assets and liabilities as were possessed by Acquired Fund immediately prior to the transaction, except for assets used to pay expenses incurred in connection with the transaction and assets distributed to shareholders in redemption of their shares immediately preceding, or in contemplation of, the transaction (other than redemptions and distributions made in the ordinary course of Acquired Fund's business as an open-end investment company) which assets constitute less than 1% of the net assets of Acquired Fund.

   5. As of the date of the transaction, the fair market value of the Acquiring Fund Shares issued to Acquired Fund will be approximately equal to the fair market value of the Acquired Assets minus the Assumed Liabilities. Acquired Fund will not receive any consideration from Acquiring Fund in connection with the acquisition of the Acquired Assets other than the assumption of the Assumed Liabilities and the issuance of such Acquiring Fund Shares.

   6. The Assumed Liabilities assumed by Acquiring Fund plus the Assumed Liabilities, if any, to which the transferred assets are subject were incurred by Acquired Fund in the ordinary course of its business. Acquired Fund is not aware of any liabilities of any kind other than the Assumed Liabilities.

   7. As of the Closing Date, the adjusted basis and the fair market value of the Acquired Assets will equal or exceed the Assumed Liabilities assumed for purposes of Section 357(d) of the Code.

   8. Acquired Fund currently conducts its historic business within the meaning of Treasury Regulation Section 1.368-1(d)(2), which provides that, in general, a corporation's historic business is the business it has conducted most recently, but does not include a business that the corporation enters into as part of a plan of reorganization. The Acquired Fund assets transferred to Acquiring Fund will be Acquired Fund's historic business assets within the meaning of Treasury Regulation Section 1.368-1(d), which provides that a corporation's historic business assets are the assets used in its historic business.

   9. Acquired Fund will distribute to its shareholders the Acquiring Fund Shares it receives pursuant to the transaction, and its other properties, if any, and will be liquidated promptly thereafter.

   10. The expenses of Acquired Fund incurred by it in connection with the transaction, if any, will be only such expenses that are solely and directly related to the transaction in accordance with Rev. Rul. 73-54, 1973-1 C.B. 187. Acquired Fund will not pay any expenses incurred by its shareholders in connection with the transaction.

   11. There is no, and never has been any, indebtedness between Acquiring Fund and Acquired Fund.

   12. Acquired Fund has properly elected to be a regulated investment company under Subchapter M of the Code, has qualified for the special tax treatment afforded regulated investment companies under Subchapter M of the Code for each taxable year since inception, and qualifies for such treatment as of the time of the Closing.

   13. Acquired Fund meets the requirements of an "investment company" in
Section 368(a)(2)(F) of the Code.

   14. Acquired Fund is not under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code.

   15. Acquired Fund does not pay compensation to any shareholder-employee.

   16. Immediately following the transaction, the Acquired Fund Shareholders will own all of the outstanding Acquiring Fund Shares and will own such shares solely by reason of their ownership of the Acquired Fund Shares immediately prior to the transaction.

   17. Acquired Fund shareholders will not have dissenters' or appraisal rights in the transaction.

   18. The transaction is being undertaken for valid and substantial business purposes, including facilitating Acquired Fund's becoming a member of the Pioneer family of mutual funds, which, in the long term, is intended to result in lower expenses and increased assets.

   19. Acquired Fund has no outstanding warrants, options, convertible securities or any other type of right pursuant to which any person could acquire stock in Acquired Fund.

                                    * * * * *

   The undersigned officer of the AmSouth Trust is authorized to make all of the representations set forth herein, and the undersigned is authorized to execute this certificate on behalf of Acquired Fund. The undersigned recognizes that Wilmer Cutler Pickering Hale and Dorr LLP will rely upon the foregoing representations in evaluating the United States federal income tax consequences of the transaction and rendering its opinion pursuant to Section 8.5 of the Agreement. If, prior to the date of the transaction, any of the representations set forth herein ceases to be accurate, the undersigned agrees to deliver immediately to Wilmer Cutler Pickering Hale and Dorr LLP a written notice to that effect.

                                         AMSOUTH FUNDS
                                         on behalf of AMSOUTH [     ] FUND


                                         By:     __________________________

                                         Name:   __________________________

                                         Title:  __________________________

Dated: __________, 2005

            Exhibit B -- Additional Information Pertaining to Pioneer

PORTFOLIO TRANSACTION POLICIES

   All orders for the purchase or sale of portfolio securities are placed on behalf of each fund by Pioneer pursuant to authority contained in the fund's management contract. Pioneer seeks to obtain the best execution on portfolio trades. The price of securities and any commission rate paid are always factors, but frequently not the only factors, in judging best execution. In selecting brokers or dealers, Pioneer considers various relevant factors, including, but not limited to, the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the execution efficiency, settlement capability and financial condition of the dealer; the dealer's execution services rendered on a continuing basis; and the reasonableness of any dealer spreads. Transactions in non-U.S. equity securities are executed by broker-dealers in non-U.S. countries in which commission rates may not be negotiable (as such rates are in the U.S.).

   Pioneer may select broker-dealers that provide brokerage and/or research services to a fund and/or other investment companies or other accounts managed by Pioneer. In addition, consistent with Section 28(e) of the Securities Exchange Act of 1934 as amended, if Pioneer determines in good faith that the amount of commissions charged by a broker-dealer is reasonable in relation to the value of the brokerage and research services provided by such broker, the fund may pay commissions to such broker-dealer in an amount greater than the amount another firm may charge. Such services may include advice concerning the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities or the purchasers or sellers of securities; providing stock quotation services, credit rating service information and comparative fund statistics; furnishing analyses, electronic information services, manuals and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and performance of accounts and particular investment decisions; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). Pioneer maintains a listing of broker-dealers who provide such services on a regular basis. However, because many transactions on behalf of a fund and other investment companies or accounts managed by Pioneer are placed with broker-dealers (including broker-dealers on the listing) without regard to the furnishing of such services, it is not possible to estimate the proportion of such transactions directed to such dealers solely because such services were provided. Pioneer believes that no exact dollar value can be calculated for such services.

   The research received from broker-dealers may be useful to Pioneer in rendering investment management services to any of the funds as well as other investment companies or other accounts managed by Pioneer, although not all such research may be useful to any of the funds. Conversely, such information provided by brokers or dealers who have executed transaction orders on behalf of such other accounts may be useful to Pioneer in carrying out its obligations to any of the funds. The receipt of such research has not reduced Pioneer's normal independent research activities; however, it enables Pioneer to avoid the additional expenses which might otherwise be incurred if it were to attempt to develop comparable information through its own staff.

   None of the funds used any brokers affiliated with Pioneer during its most recently completed fiscal year in connection with its portfolio transactions.

SIMILAR FUNDS

   Pioneer serves as the investment adviser to each fund in the Pioneer Family of Funds. The following table identifies other funds in the Pioneer Family of Funds that have similar investment objectives to the Funds described in this Proxy Statement/Prospectus and provides other information regarding the similar funds.

-------------------------------------------------------------------------------------------------------------
          Fund                   Net assets of Fund          Management fee rate (as a percentage of average
                               (as of March 31, 2005)                       daily net assets)
-------------------------------------------------------------------------------------------------------------
Pioneer AmPac Growth Fund           $21,122,317             0.75% of the first $1 billion of the Fund's
                                                            average net assets and 0.70% of the excess over
                                                            $1 billion.
-------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
          Fund                                       Net assets of Fund          Management fee rate (as a percentage of average
                                                   (as of March 31, 2005)                       daily net assets)
---------------------------------------------------------------------------------------------------------------------------------
Pioneer America Income Trust                          $229,500,000            0.50%
-------------------------------------------------------------------------------------------------------------------------------
Pioneer Balanced Fund                                 $138,289,597            0.65% of the Fund's average net assets up to $1
                                                                              billion, 0.60% of the next $4 billion; and 0.55%
                                                                              of the excess over $5 billion.
-------------------------------------------------------------------------------------------------------------------------------
Pioneer Equity Income Fund                            $959,952,939            0.60% of the Fund's average net assets up to $10
                                                                              billion and 0.575% on the assets over $10 billion.
---------------------------------------------------------------------------------------------------------------------------------
Pioneer Growth Leaders Fund                           $35,682,075             0.75% of the first $1 billion of the Fund's
                                                                              average net assets and 0.70% of the excess over
                                                                              $1 billion.
---------------------------------------------------------------------------------------------------------------------------------
Pioneer Growth Shares                                 $641,452,946            0.70% of the Fund's average net assets up to
                                                                              $500million, 0.65% of the next $500 million and
                                                                              0.625% of the excess over $1 billion. +/- .10%
                                                                              depending on performance vs. Russell 1000 Index.
---------------------------------------------------------------------------------------------------------------------------------
Pioneer Independence Fund                             $297,006,363            0.75%
---------------------------------------------------------------------------------------------------------------------------------
Pioneer International Equity Fund                     $70,567,529             1.00% of the Fund's average net assets up to
                                                                              $300million, 0.85% of the next $200 million and
                                                                              0.75% of the excess over $500 million.
---------------------------------------------------------------------------------------------------------------------------------
Pioneer International Value Fund                      $149,193,961            1.00% of the Fund's average net assets up to
                                                                              $300million, 0.85% of the next $200 million and
                                                                              0.75% of the excess over $500 million.
---------------------------------------------------------------------------------------------------------------------------------
Pioneer Large Cap Growth Fund                         $1,691,675              0.75%
---------------------------------------------------------------------------------------------------------------------------------
Pioneer Mid Cap Growth Fund                           $555,333,842            0.625% +/- .20% depending on performance vs. S&P
                                                                              Mid Cap 400 Index.
---------------------------------------------------------------------------------------------------------------------------------
Pioneer Oak Ridge Small Cap Growth Fund               $170,125,644            0.85% of the first $1 billion of the Fund's
                                                                              average net assets and 0.80% of the excess over
                                                                              $1 billion.
---------------------------------------------------------------------------------------------------------------------------------
Pioneer Research Fund                                 $23,134,484             0.75% of the first $1 billion of the Fund's
                                                                              average net assets and 0.70% of the excess over
                                                                              $1 billion.
---------------------------------------------------------------------------------------------------------------------------------
Pioneer Select Equity Fund                            $528,795                0.75%
---------------------------------------------------------------------------------------------------------------------------------
Pioneer Small and Mid Cap Growth Fund                 $56,864,340             0.85% of the first $1 billion of the Fund's
                                                                              average net assets and 0.80% of the excess over
                                                                              $1 billion.
---------------------------------------------------------------------------------------------------------------------------------
Pioneer Small Cap Value Fund                          $639,692,666            0.85%
---------------------------------------------------------------------------------------------------------------------------------
Pioneer Small Company Fund                            $181,304,365            0.85%
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
          Fund                                       Net assets of Fund          Management fee rate (as a percentage of average
                                                   (as of March 31, 2005)                       daily net assets)
---------------------------------------------------------------------------------------------------------------------------------
Pioneer Strategic Growth Fund                         $33,528,773             0.75% of the first $1 billion of the Fund's
                                                                              average net assets and 0.70% of the excess over
                                                                              $1 billion.
---------------------------------------------------------------------------------------------------------------------------------
Pioneer Variable Contracts Trust
---------------------------------------------------------------------------------------------------------------------------------
Pioneer America Income VCT Portfolio                  $46,258,507             0.55%
---------------------------------------------------------------------------------------------------------------------------------
Pioneer Balanced VCT Portfolio                        $45,294,667             0.65%
---------------------------------------------------------------------------------------------------------------------------------
Pioneer Equity Income VCT Portfolio                   $297,403,668            0.65%
---------------------------------------------------------------------------------------------------------------------------------
Pioneer Fund VCT Portfolio                            $560,671,869            0.65%
---------------------------------------------------------------------------------------------------------------------------------
Pioneer Growth Shares VCT Portfolio                   $37,553,901             0.70%
---------------------------------------------------------------------------------------------------------------------------------
Pioneer International Value VCT Portfolio             $25,843,084             1.00%
---------------------------------------------------------------------------------------------------------------------------------
Pioneer Mid Cap Value VCT Portfolio                   $890,841,912            0.65%
---------------------------------------------------------------------------------------------------------------------------------
Pioneer Oak Ridge Large Cap Growth VCT                $6,346,744              0.75% of the first $1 billion of the Fund's
Portfolio                                                                     average net assets and 0.70% of the excess over
                                                                              $1 billion.
---------------------------------------------------------------------------------------------------------------------------------
Pioneer Papp America-Pacific Rim VCT                  $1,703,894              0.75% of the first $1 billion of the Fund's
Portfolio                                                                     average net assets and 0.70% of the excess over
                                                                              $1 billion.
---------------------------------------------------------------------------------------------------------------------------------
Pioneer Papp Small and Mid Cap Growth VCT             $3,445,634              0.75% of the first $1 billion of the Fund's
Portfolio                                                                     average net assets and 0.70% of the excess over
                                                                              $1 billion.
---------------------------------------------------------------------------------------------------------------------------------
Pioneer Small Cap Value VCT Portfolio                 $80,060,269             0.75%
---------------------------------------------------------------------------------------------------------------------------------
Pioneer Small Company VCT Portfolio                   $13,328,005             0.75%
---------------------------------------------------------------------------------------------------------------------------------
Pioneer Value VCT Portfolio                           $13,065,738             0.75%
---------------------------------------------------------------------------------------------------------------------------------

           Exhibit C -- Portfolio Manager's Discussion of Performance

================================================================================
AMSOUTH GOVERNMENT INCOME FUND
================================================================================

PORTFOLIO MANAGERS

John P. Boston, CFA
Chief Fixed Income Officer

Michael T. Lytle, CFA
Fund Manager

AmSouth Bank
AmSouth Asset Management, Inc.

John Boston manages the AmSouth High Quality Bond Fund and co-manages the AmSouth Government Income Fund, AmSouth Limited Term Bond Fund and the AmSouth Balanced Fund. Mr. Boston joined the Asset Management Division in 1987. Mr. Boston earned his B.S. in Finance and Political Science from the University of North Alabama. He is a member and past president of the Alabama Society of Financial Analysts and holds the Chartered Financial Analyst designation.

Michael Lytle co-manages the AmSouth Government Income Fund. He joined the AmSouth Asset management Division in 1999 after completing AmSouth Bank's Management Associate Program. He earned his B.S. in Interdisciplinary Studies from Berry College and holds the Chartered Financial Analyst designation.

--------------------------------------------------------------------------------
PORTFOLIO MANAGERS' PERSPECTIVE

"The AmSouth Government Income Fund is more suitable for investors who seek income but also demand the safety of U.S. government securities. Although we attempt to consistently generate a high level of income, investors should be aware that yields and principal values vary and that the Fund is not guaranteed by the U.S. Government."
--------------------------------------------------------------------------------

INVESTMENT CONCERNS

U.S. Government guarantees apply only to certain underlying securities of the Fund's portfolio and not the Fund's shares.

Bonds offer a relatively stable level of income, although bond prices will fluctuate providing the potential for principal gain or loss. Intermediate-term, higher-quality bonds generally offer less risk than longer-term bonds and a lower rate of return.

--------------------------------------------------------------------------------
Q & A

Q. How did the Fund perform during the six-month period ended January 31, 2005?

A. The Fund delivered a total return of 2.00% (Class A Shares at NAV. Had the effects of the front-end sales charge been included, the return would have been lower). That compared to a 3.53% total return for the Fund's benchmark, the Lehman Brothers Mortgage Index.(1)

The Fund's total return does not reflect the deduction of a sales charge on Class A Shares. If reflected, the sales charge would reduce the performance quoted.

With the maximum sales charge of 4.00% and recurring fees, the Fund's six month, 1 Year, 5 Year and 10 Year average annual total returns for the periods ended January 31, 2005, were -2.07%, -1.99%, 5.21% and 5.91%, respectively, for Class A Shares. The returns quoted assume the reinvestment of dividends and capital gains distributions.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains and does not reflect the deduction of taxes that a shareholder would pay on distributions and redemptions. The investment return and principal value will fluctuate so that an investor's shares, when redeemed may be worth more or less than the original cost. For performance data current to the most recent month end please visit www.amsouthfunds.com.

Q. What factors affected the Fund's performance during the period?

This Fund invests primarily in mortgage-backed securities. Such issues fared well during the period, as investors prized their relatively high yields and the protection they offered against rising interest rates. That environment helped the Fund and its benchmark post positive returns.

The Fund began the period with 50% of its assets in mortgage-backed securities, 40% in agency issues and 10% in Treasuries. We maintained those allocations through December. In January we significantly increased the Fund's weighting in mortgage-backed securities, to 82% of the Fund's assets, in order to take advantage of the attractive yields and outlook those bonds offered. This Fund's benchmark is comprised entirely of mortgage-backed securities, so the Fund's smaller weighting dragged on relative returns as those bonds performed well. That dynamic was the primary reason that the Fund lagged its benchmark. +

The Fund held an average duration that was modestly shorter than the benchmark throughout the period, to help protect against rising interest rates. That strategy had a slightly negative impact on returns against the benchmark, as bonds with longer durations generally performed best. +

+ The Fund's portfolio is current to January 31, 2005 and subject to change.
(1) See Glossary of Terms for additional information.

A. The market for Florida municipal debt was similar to the national municipal market: Yields on long-term municipal bonds fell, while yields on short-term issues rose. This Fund over-weighted securities with durations of between four and five years. Yields on those issues declined only slightly, so capital appreciation was not a major factor in producing Fund returns. +

We maintained a shorter average duration than that of the Fund's benchmark throughout the period, to protect against the potential for rising interest rates. That strategy prevented the Fund from holding many of the longer-term issues that performed the best during the period, hurting the Fund's returns relative to the index. We lengthened the Fund's average duration late in the period in order to capture additional yield. The Fund's holdings had an average duration of 3.86 years as of August 1, 2004, and an average duration of 4.63 years as of January 31, 2005. +

The Fund invests in bonds with high credit quality. Lower-quality bonds led the market, so this Fund's high-quality mandate weighed slightly on relative returns. +

+ The Fund's portfolio is current to January 31, 2005 and subject to change.
(1) See Glossary of Terms for additional information.

================================================================================
AMSOUTH MONEY MARKET FUNDS
================================================================================

PORTFOLIO MANAGERS

Christine Taylor
Fund Manager

Kristie K. Jones
Fund Manager

AmSouth Bank
AmSouth Asset Management, Inc.

Ms. Taylor manages the taxable AmSouth Money Market mutual funds. She joined the AmSouth Asset Management Division in 2002 after completing AmSouth Bank's Management Associate Program. Prior to moving to the Fixed Income team, she was a portfolio manager managing personal portfolios at AmSouth. She earned a B.S. in Finance from the University of South Alabama. Ms. Taylor holds a Series 65 license and is a Level II candidate for the Chartered Financial Analyst designation.

Ms. Jones manages the AmSouth Tax-Exempt Money Market Fund. Prior to moving to the Fixed Income team, she was a portfolio manager managing personal portfolios at AmSouth. She earned her B.S. in Finance with a concentration in Real Estate from the University of Alabama. She holds her Series 7 and Series 65 licenses. Ms. Jones is currently a candidate for Level II of the Chartered Financial Analyst designation.

INVESTMENT CONCERNS

Investments in the Prime, the Treasury Reserve, the Tax-Exempt, and the Institutional Prime Obligations Money Market Funds are neither insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

The AmSouth Tax Exempt Money Market Fund's income may be subject to certain state and local taxes and, depending on one's tax status, the federal alternative minimum tax.

--------------------------------------------------------------------------------
Q & A

Q. What factors affected the Funds' performance during the six-month period ended January 31, 2005?

A. The Federal Reserve Board raised its target short-term interest rate four times, for a total increase of one percentage point. Those increases pushed up yields on short-term debt. Rising short-term yields allowed the Funds to capture additional yield for shareholders as the period progressed.

The Funds' investments had average maturities shorter than those of their benchmarks throughout the period. That strategy provided the flexibility to invest in higher-yielding securities as rates rose, while protecting shareholders' capital. The Funds' relatively short average maturities boosted performance against their benchmarks. +

These Funds, except for the Tax-Exempt Money Market Fund, focus on high-quality fixed- and variable-rate securities. A limited supply of high-quality commercial paper prevented the Funds from adding multiple new commercial paper names to the portfolios. The Funds found opportunities in overnight repurchase agreements, which adjust their yields on a day-to-day basis and therefore reflected changes in Federal Reserve policy. The Tax-Exempt Money Market Fund emphasized variable-rate securities, which benefited from the rising-rate environment. +

     o As of January 31, 2005, the Prime Obligations Fund's average maturity was 28 days, compared with 28 days on July 31, 2004 and 59 days on January 31, 2004. +

     o As of January 31, 2005, the Tax-Exempt Fund's average maturity was 20 days, compared with 19 days on July 31, 2004 and 35 days on January 31, 2004. +

     o As of January 31, 2005, the Treasury Reserve Fund's average maturity was 19 days, compared with 22 days on July 31, 2004 and 45 days on January 31, 2004. +

     o As of January 31, 2005, the Institutional Prime Obligations Fund's average maturity was 27 days, compared with 29 days on July 31, 2004 and 64 days on January 31, 2004. +

+ The Fund's portfolio is current to January 31, 2005 and subject to change.

                         PIONEER GOVERNMENT INCOME FUND
                      (a series of Pioneer Series Trust IV)

                       STATEMENT OF ADDITIONAL INFORMATION

                          [____________________], 2005

     This Statement of Additional Information is not a Prospectus. It should be read in conjunction with the related combined Proxy Statement and Prospectus (also dated [ ______________ ], 2005), which covers Class A, B and Y shares of Pioneer Government Income Fund, a newly created series of Pioneer Series Trust IV, to be issued in exchange for shares of AmSouth Government Income Fund, a series of AmSouth Funds. Please retain this Statement of Additional Information for further reference.

     The Prospectus is available to you free of charge (please call 1-800-225-6292).

INTRODUCTION..................................................................2
EXHIBITS AND DOCUMENTS INCORPORATED BY REFERENCE..............................2
ADDITIONAL INFORMATION ABOUT PIONEER GOVERNMENT INCOME FUND...................2
         FUND HISTORY.........................................................2
         DESCRIPTION OF THE FUND AND ITS INVESTMENT RISKS.....................2
         MANAGEMENT OF THE FUND...............................................2
         CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES..................2
         INVESTMENT ADVISORY AND OTHER SERVICES...............................3
         PORTFOLIO MANAGERS...................................................3
         BROKERAGE ALLOCATION AND OTHER PRACTICES.............................3
         CAPITAL STOCK AND OTHER SECURITIES...................................3
         PURCHASE, REDEMPTION AND PRICING OF SHARES...........................3
         TAXATION OF THE FUND.................................................3
         UNDERWRITERS.........................................................3
         CALCULATION OF PERFORMANCE DATA......................................3
         FINANCIAL STATEMENTS.................................................3

                                  INTRODUCTION

     This Statement of Additional Information is intended to supplement the information provided in a combined Proxy Statement and Prospectus dated [ ___________ ], 2005 (the "Proxy Statement and Prospectus") relating to the proposed reorganization of AmSouth Government Income Fund, a series of AmSouth Funds, into Pioneer Government Income Fund, a newly created series of Pioneer Series Trust IV, and in connection with the solicitation by the management of AmSouth Funds of proxies to be voted at the Meeting of Shareholders of AmSouth Government Income Fund to be held on [ __________ ], 2005.


                EXHIBITS AND DOCUMENTS INCORPORATED BY REFERENCE

     The following documents are incorporated herein by reference, unless otherwise indicated. Shareholders will receive a copy of each document that is incorporated by reference upon any request to receive a copy of this Statement of Additional Information.

1. Pioneer Government Income Fund's statement of additional information for Class A, B, C and Y shares (the "SAI") (File No. 333-126384), as filed with the Securities and Exchange Commission on August 1, 2005 (Accession No. 0001145443-05-001675), is incorporated herein by reference.

2. AmSouth Government Income Fund's statement of additional information, dated December 1, 2004 (File No. 33-21660), as filed with the Securities and Exchange Commission on December 8, 2004 (Accession No.
     0000898432-04-001009), is incorporated herein by reference.

3. AmSouth Government Income Fund's Annual Report for the fiscal year ended July 31, 2004 (File No. 81105551), as filed with the Securities and Exchange Commission on October 12, 2004 (Accession No.
     0001145443-04-001533), is incorporated by reference.

4. AmSouth Government Income Fund's Semi-Annual Report for the period ended January 31, 2005 (File No. 811-05551), as filed with the Securities and Exchange Commission on April 11, 2005 (Accession No. 0001206774-05-000567), is incorporated herein by reference.


                          ADDITIONAL INFORMATION ABOUT
                         PIONEER GOVERNMENT INCOME FUND

FUND HISTORY

For additional information about Pioneer Government Income Fund generally and its history, see "Fund History" in the SAI.

DESCRIPTION OF THE FUND AND ITS INVESTMENT RISKS

For additional information about Pioneer Government Income Fund's investment objective, policies, risks and restrictions, see "Investment Policies, Risks and Restrictions" in the SAI.

MANAGEMENT OF THE FUND

For additional information about Pioneer Series Trust IV's Board of Trustees and officers, see "Trustees and Officers" in the SAI.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

For additional information, see "Annual Fee, Expense and Other Information - Share ownership" in Pioneer Government Income Fund's SAI.

INVESTMENT ADVISORY AND OTHER SERVICES

For additional information, see "Investment Adviser," "Shareholder Servicing/Transfer Agent," "Custodian" and "Independent Auditors" in Pioneer Government Income Fund's SAI.

PORTFOLIO MANAGERS

For addition information, see "Portfolio Management" in Pioneer Government Income Fund's SAI.

BROKERAGE ALLOCATION AND OTHER PRACTICES

For additional information about Pioneer Government Income Fund's brokerage allocation practices, see "Portfolio Transactions" in the SAI.

CAPITAL STOCK AND OTHER SECURITIES

For additional information about the voting rights and other characteristics of shares of beneficial interest of Pioneer Government Income Fund, see "Description of Shares" in the SAI.

PURCHASE, REDEMPTION AND PRICING OF SHARES

For additional information about purchase, redemption and pricing of shares of Pioneer Government Income Fund, see "Sales Charges," "Redeeming Shares," "Telephone and Online Transactions" and "Pricing of Shares" in the SAI.

TAXATION OF THE FUND

For additional information about tax matters related to an investment in Pioneer Government Income Fund, see "Tax Status" in the SAI.

UNDERWRITERS

For additional information about Pioneer Government Income Fund's principal underwriter and distribution plans, see "Principal Underwriter and Distribution Plans" and "Sales Charges" in the SAI.

CALCULATION OF PERFORMANCE DATA

For additional information about the investment performance of Pioneer Government Income Fund, see "Investment Results" in the SAI.

FINANCIAL STATEMENTS

AmSouth Government Income Fund's (the predecessor to Pioneer Government Income
Fund) financial statements and financial highlights for the fiscal year ended July 31, 2004 appearing in the fund's annual report, as filed with the Securities and Exchange Commission on October 12, 2004 (Accession No. 0001145443-04-001533), and the fund's unaudited financial statements as of January 31, 2005, as filed with the Securities and Exchange Commission on April 11, 2005 (Accession No. 0001206774-05-000567), are incorporated by reference into this statement of additional information.

                         PIONEER TREASURY RESERVES FUND
                      (a series of Pioneer Series Trust IV)

                       STATEMENT OF ADDITIONAL INFORMATION

                          [____________________], 2005

     This Statement of Additional Information is not a Prospectus. It should be read in conjunction with the related combined Proxy Statement and Prospectus (also dated [ ______________ ], 2005), which covers Class A, B and Y shares of Pioneer Treasury Reserves Fund, a newly created series of Pioneer Series Trust IV, to be issued in exchange for shares of AmSouth Treasury Reserve Money Market Fund, a series of AmSouth Funds. Please retain this Statement of Additional Information for further reference.

     The Prospectus is available to you free of charge (please call 1-800-225-6292).

INTRODUCTION.................................................................2
EXHIBITS AND DOCUMENTS INCORPORATED BY REFERENCE.............................2
ADDITIONAL INFORMATION ABOUT PIONEER TREASURY RESERVES FUND..................2
         FUND HISTORY........................................................2
         DESCRIPTION OF THE FUND AND ITS INVESTMENT RISKS....................2
         MANAGEMENT OF THE FUND..............................................2
         CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES.................2
         INVESTMENT ADVISORY AND OTHER SERVICES..............................3
         PORTFOLIO MANAGERS..................................................3
         BROKERAGE ALLOCATION AND OTHER PRACTICES............................3
         CAPITAL STOCK AND OTHER SECURITIES..................................3
         PURCHASE, REDEMPTION AND PRICING OF SHARES..........................3
         TAXATION OF THE FUND................................................3
         UNDERWRITERS........................................................3
         CALCULATION OF PERFORMANCE DATA.....................................3
         FINANCIAL STATEMENTS................................................3

                                  INTRODUCTION

     This Statement of Additional Information is intended to supplement the information provided in a combined Proxy Statement and Prospectus dated [ ___________ ], 2005 (the "Proxy Statement and Prospectus") relating to the proposed reorganization of AmSouth Treasury Reserve Money Market Fund, a series of AmSouth Funds, into Pioneer Treasury Reserves Fund, a newly created series of Pioneer Series Trust IV, and in connection with the solicitation by the management of AmSouth Funds of proxies to be voted at the Meeting of Shareholders of AmSouth Treasury Reserve Money Market Fund to be held on [ __________ ], 2005.


                EXHIBITS AND DOCUMENTS INCORPORATED BY REFERENCE

     The following documents are incorporated herein by reference, unless otherwise indicated. Shareholders will receive a copy of each document that is incorporated by reference upon any request to receive a copy of this Statement of Additional Information.

1. Pioneer Treasury Reserves Fund's statement of additional information for Class A, B, C and Y shares (the "SAI") (File No. 333-126384), as filed with the Securities and Exchange Commission on August 1, 2005 (Accession No. 0001145443-05-001675), is incorporated herein by reference.

2. AmSouth Treasury Reserve Money Market Fund's statement of additional information, dated December 1, 2004 (File No. 33-21660), as filed with the Securities and Exchange Commission on December 8, 2004 (Accession No. 0000898432-04-001009), is incorporated herein by reference.

3. AmSouth Treasury Reserve Money Market Fund's Annual Report for the fiscal year ended July 31, 2004 (File No. 81105551), as filed with the Securities and Exchange Commission on October 12, 2004 (Accession No.
     0001145443-04-001533), is incorporated by reference.

4. AmSouth Treasury Reserve Money Market Fund's Semi-Annual Report for the period ended January 31, 2005 (File No. 811-05551), as filed with the Securities and Exchange Commission on April 11, 2005 (Accession No. 0001206774-05-000567), is incorporated herein by reference.


                          ADDITIONAL INFORMATION ABOUT
                         PIONEER TREASURY RESERVES FUND

FUND HISTORY

For additional information about Pioneer Treasury Reserves Fund generally and its history, see "Fund History" in the SAI.

DESCRIPTION OF THE FUND AND ITS INVESTMENT RISKS

For additional information about Pioneer Treasury Reserves Fund's investment objective, policies, risks and restrictions, see "Investment Policies, Risks and Restrictions" in the SAI.

MANAGEMENT OF THE FUND

For additional information about Pioneer Series Trust IV's Board of Trustees and officers, see "Trustees and Officers" in the SAI.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

For additional information, see "Annual Fee, Expense and Other Information - Share ownership" in Pioneer Treasury Reserves Fund's SAI.

INVESTMENT ADVISORY AND OTHER SERVICES

For additional information, see "Investment Adviser," "Shareholder Servicing/Transfer Agent," "Custodian" and "Independent Auditors" in Pioneer Treasury Reserves Fund's SAI.

PORTFOLIO MANAGERS

For addition information, see "Portfolio Management" in Pioneer Treasury Reserves Fund's SAI.

BROKERAGE ALLOCATION AND OTHER PRACTICES

For additional information about Pioneer Treasury Reserves Fund's brokerage allocation practices, see "Portfolio Transactions" in the SAI.

CAPITAL STOCK AND OTHER SECURITIES

For additional information about the voting rights and other characteristics of shares of beneficial interest of Pioneer Treasury Reserves Fund, see "Description of Shares" in the SAI.

PURCHASE, REDEMPTION AND PRICING OF SHARES

For additional information about purchase, redemption and pricing of shares of Pioneer Treasury Reserves Fund, see "Sales Charges," "Redeeming Shares," "Telephone and Online Transactions" and "Pricing of Shares" in the SAI.

TAXATION OF THE FUND

For additional information about tax matters related to an investment in Pioneer Treasury Reserves Fund, see "Tax Status" in the SAI.

UNDERWRITERS

For additional information about Pioneer Treasury Reserves Fund's principal underwriter and distribution plans, see "Principal Underwriter and Distribution Plans" and "Sales Charges" in the SAI.

CALCULATION OF PERFORMANCE DATA

For additional information about the investment performance of Pioneer Treasury Reserves Fund, see "Investment Results" in the SAI.

FINANCIAL STATEMENTS

AmSouth Treasury Reserve Money Market Fund's (the predecessor to Pioneer Treasury Reserves Fund) financial statements and financial highlights for the fiscal year ended July 31, 2004 appearing in the fund's annual report, as filed with the Securities and Exchange Commission on October 12, 2004 (Accession No. 0001145443-04-001533), and the fund's unaudited financial statements as of January 31, 2005, as filed with the Securities and Exchange Commission on April 11, 2005 (Accession No. 0001206774-05-000567), are incorporated by reference into this statement of additional information.

                                     PART C

                                OTHER INFORMATION
                             PIONEER SERIES TRUST IV

                            (on behalf of its series,
                         Pioneer Government Income Fund
                      and Pioneer Treasury Reserves Fund)

ITEM 15.  INDEMNIFICATION

No change from the information set forth in Item 25 of the most recently filed Registration Statement of Pioneer Series Trust IV (the "Registrant") on Form N-1A under the Securities Act of 1933 and the Investment Company Act of 1940 (File Nos. 333-126384 and 811-21781) as filed with the Securities and Exchange Commission on July 5, 2005 (Accession No. 0001331854-05-000004), which information is incorporated herein by reference.


ITEM 16.  EXHIBITS

(1)(a)   Agreement and Declaration of Trust                           (1)

(1)(b)   Amendment to Agreement and Declaration of Trust              (3)

(1)(c)   Certificate of Trust                                         (1)

(2)      By-Laws                                                      (1)

(3)      Not applicable

(4)      Form of Agreement and Plan of Reorganization                 (2)

(5)      Reference is made to Exhibits (1) and (2) hereof

(6)(a)   Form of Management Contract for Pioneer Classic Balanced     (1)
         Fund
(6)(b)   Form of Management Contract for Pioneer Florida Tax Free     (1)
         Income Fund
(6)(c)   Form of Management Contract for Pioneer Focused Equity Fund  (1)
(6)(d)   Form of Management Contract for Pioneer Institutional Money  (1)
         Market Fund
(6)(e)   Form of Management Contract for Pioneer International Core   (1)
         Equity Fund
(6)(f)   Form of Management Contract for Pioneer Government Income
         Fund                                                         (3)
(6)(g)   Form of Management Contract for Pioneer Treasury Reserves
         Fund                                                         (3)
(6)(h)   Form of Expense Limitation Agreement for Pioneer Florida     (1)
         Tax Free Income Fund, Pioneer International Core Equity
         Fund, and Pioneer Institutional Money Market Fund

(7)(a)   Form of Underwriting Agreement with Pioneer Funds            (1)
         Distributor, Inc.

(7)(b)   Form of Dealer Sales Agreement                               (1)

(8)      Not applicable

(9)      Custodian Agreement with Brown Brothers Harriman & Co.       (1)

(10)(a)  Form of Class A 12b-1 Distribution Plan for Pioneer Classic  (1)
         Balanced Fund
(10)(b)  Form of Class A 12b-1 Distribution Plan for Pioneer Florida  (1)
         Tax Free Income Fund
(10)(c)  Form of Class A 12b-1 Distribution Plan for Pioneer Focused  (1)
         Equity Fund
(10)(d)  Form of Class A 12b-1 Distribution Plan for Pioneer          (1)
         International Core Equity Fund
(10)(e)  Form of Class A 12b-1 Distribution Plan for Pioneer
         Government Income Fund                                       (3)
(10)(f)  Form of Class A 12b-1 Distribution Plan for Pioneer
         Treasury Reserves Fund                                       (3)
(10)(g)  Form of Class B 12b-1 Distribution Plan for Pioneer Classic  (1)
         Balanced Fund
(10)(h)  Form of Class B 12b-1 Distribution Plan for Pioneer Florida  (1)
         Tax Free Income Fund
(10)(i)  Form of Class B 12b-1 Distribution Plan for Pioneer Focused  (1)
         Equity Fund
(10)(j)  Form of Class B 12b-1 Distribution Plan for Pioneer
         International Core Equity Fund
(10)(k)  Form of Class B 12b-1 Distribution Plan for Pioneer
         Government Income Fund                                       (3)
(10)(l)  Form of Class B 12b-1 Distribution Plan for Pioneer
         Treasury Reserves Fund                                       (3)
(10)(m)  Form of Class 2 Distribution Plan for Pioneer Institutional  (1)
         Money Market Fund
(10)(n)  Form of Class 3 Distribution Plan for Pioneer Institutional  (1)
         Money Market Fund
(10)(o)  Form of Multiple Class Plan Pursuant to Rule 18f-3 for       (1)
         Pioneer Classic Balanced Fund
(10)(p)  Form of Multiple Class Plan Pursuant to Rule 18f-3 for       (1)
         Pioneer Florida Tax Free Income Fund
(10)(q)  Form of Multiple Class Plan Pursuant to Rule 18f-3 for       (1)
         Pioneer Focused Equity Fund
(10)(r)  Form of Multiple Class Plan Pursuant to Rule 18f-3 for       (1)
         Pioneer Institutional Money Market Fund
(10)(s)  Form of Multiple Class Plan Pursuant to Rule 18f-3 for       (1)
         Pioneer International Core Equity Fund
(10)(t)  Form of Multiple Class Plan Pursuant to Rule 18f-3 for
         Pioneer Government Income Fund                               (3)
(10)(u)  Form of Multiple Class Plan Pursuant to Rule 18f-3 for
         Pioneer Treasury Reserves Fund                               (3)

(11)(a)  Opinion of Counsel (legality of securities being offered)    (2)
(11)(b)  Opinion of Counsel (legality of securities being offered)    (*)
(12)     Form of opinion as to tax matters and consent                (2)

(13)(a)  Investment Company Service Agreement                         (1)

(13)(b)  Administration Agreement                                     (1)

(14)     Consent of Independent Registered Public Accounting Firm     (*)

(15)     Not applicable

(16)     Powers of Attorney                                           (*)

(17)(a)  Code of Ethics for Pioneer Investment Management, Inc.       (1)
         Code of Ethics for Pioneer Funds
         Code of Ethics for Pioneer Funds Distributor, Inc.
(17)(b)  Form of Proxy Cards                                          (2)

(1) Previously filed. Incorporated herein by reference from the exhibits filed with the Registrant's Initial Registration Statement on Form N-1A (File Nos. 333-126384 and 811-21781), as filed with the Securities and Exchange Commission on July 5, 2005 (Accession no. 0001331854-05-000004).

(2) Previously filed. Incorporated herein by reference from the exhibits filed with the Registrant's Initial Registration Statement on Form N-14 (File No. 333-126395), as filed with the Securities and Exchange Commission on July 5, 2005 (Accession No. 0001145443-05-001521).

(3) Previously filed. Incorporated herein by reference from the exhibits filed with Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-126384 and 811-21781), as filed with the Securities and Exchange Commission on July 29, 2005 (Accession No. [ ]).

(4) Filed herewith as Exhibit A to the Proxy Statement and Prospectus included as Part A of this Registration Statement.

(*) Filed herewith.

ITEM 17. UNDERTAKINGS.

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this Registration Statement by any person or party which is deemed to be an underwriter within the meaning of Rule 145(c) of the 1933 Act, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned Registrant agrees that it shall file a final executed version of the legal and consent opinion as to tax matters as an exhibit to the subsequent post-effective amendment to its registration statement on Form N-1A filed with the SEC after the consummation of the reorganization contemplated by this Registration Statement on Form N-14.

(4) Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement on Form N-14 has been signed on behalf of the Registrant, in the City of Boston and the Commonwealth of Massachusetts, on the 1st day of August, 2005

                              Pioneer Series Trust IV,
                              on behalf of its series,
                                    Pioneer Government Income Fund
                                    Pioneer Treasury Reserves Fund

                        By: /s/ Osbert M. Hood
                        -------------------------------------------

                                Osbert M. Hood
                                Executive Vice President


      Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

        Signature                  Title                         Date
/s/ John F. Cogan, Jr.    Chairman of the Board,        August 1, 2005
-----------------------   Trustee, and President
John F. Cogan, Jr.

/s/ Vincent Nave          Chief Financial               August 1, 2005
-----------------------   Officer, Principal
Vincent Nave              Accounting Officer, and
                          Treasurer

      *
-----------------------
Mary K. Bush              Trustee

      *
-----------------------
David R. Bock             Trustee

      *
-----------------------
Margaret B.W. Graham      Trustee

/s/ Osbert M. Hood                                      August 1, 2005
-----------------------
Osbert M. Hood            Trustee

      *
-----------------------
Marguerite A. Piret       Trustee

      *
-----------------------
Steven K. West            Trustee

      *
-----------------------
John Winthrop             Trustee

*  By:/s/ Osbert M. Hood                                August 1, 2005
      --------------------------------------
          Osbert M. Hood, Attorney-in-Fact

                                  EXHIBIT INDEX

The following exhibits are filed as part of this Registration Statement:

Exhibit No.    Description

(11)(2)        Opinion of Counsel (legality of securities being offered)

(14)           Consent of Independent Registered Public Accounting Firm